UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series
              LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      Master Extended Market Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 06/30/2008

Item 1 - Report to Stockholders

Master Extended Market Index Series of Quantitative Master Series LLC Semi-Annual Report, June 30, 2008

PORTFOLIO MANAGEMENT COMMENTARY

How did the Series perform?

      o During the six months ended June 30, 2008, Master Extended Market Index Series generated returns that were comparable to that of the benchmark Wilshire 4500 (Full Cap) Index, as the Series had a total return of (8.38)% compared to (8.48)% for the index.

      o The Wilshire 4500 (Full Cap) Index measures the performance of stocks in the Wilshire 5000 (Full Cap) Index minus the stocks found in the Standard & Poor's 500 (S&P 500) Index. As the value of the Wilshire 4500 (Full Cap) Index fluctuated during the past six months, the portfolio's performance generally tracked that of the Index.

What factors influenced performance?

      o U.S. equity markets endured a remarkably difficult first six months of 2008, with most indexes finishing in negative territory against a backdrop of slowing economic growth, continued credit market strains and rising food and energy prices.

      o The predominant issues dominating financial headlines throughout most of 2007--problems with subprime mortgages and the resulting credit crunch--intensified during the first quarter of 2008. Credit availability continued to contract, culminating in the dramatic collapse of Bear Stearns in mid-March. Fears of economic recession, combined with a rapidly sinking dollar and surging commodities prices, caused investors to grow increasingly risk-averse as they dumped stocks in favor of safer alternatives, such as U.S. Treasury issues. In the end, U.S. stocks posted their worst quarterly return since 2002.

      o After a grueling first quarter, the second quarter brought some reprieve, as U.S. equities rallied in April and May on expectations that accommodative Federal Reserve Board (the "Fed") action, fiscal stimulus and the bailout of Bear Stearns signified that the worst had passed. Unfortunately, these gains quickly evaporated, as crude oil topped $140 per barrel, consumer confidence plummeted, inflation concerns resurfaced and news of additional write-downs and capital raising in the financials sector tempered investor optimism.

      o For its part, the Fed was very active during the six months. In response to market and economic weakness, the central bank cut the target federal funds rate in four increments (two outside of regularly scheduled meetings) totaling 225 basis points (2.25%) between January 22 and April 30. However, in line with market expectations, the Fed left the key rate unchanged at 2.0% following the meeting of June 25, as inflation risks had increased, while downside risks to growth had somewhat abated.

Describe recent portfolio activity.

      o Throughout the six-month period, as changes were made to the composition of the Wilshire 4500 (Full Cap) Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period-end.

      o In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Master Extended Market Index Series
Portfolio information as of June 30, 2008 (Unaudited)

Industry Representation                            Percentage of Net Assets(1)
--------------------------------------------------------------------------------

Miscellaneous Finance                                         10%
Business Services                                             10
Drug & Medicine                                                9
Electronics                                                    8
Energy & Raw Materials                                         6
Domestic Oil                                                   6
Producer Goods                                                 5
Energy & Utilities                                             5
Real Property                                                  5
Insurance                                                      3
Banks                                                          3
Chemicals                                                      2
Retail                                                         2
Food & Agriculture                                             2
Construction                                                   2
Media                                                          2
Telephone                                                      2
Non-Durables                                                   2
Travel & Recreation                                            1
Business Machines                                              1
Motor Vehicles                                                 1
Non-Ferrous Metals                                             1
Aerospace                                                      1
Apparel                                                        1
Steel                                                          1
Railroads & Shipping                                           1
Trucking & Freight                                             1
Containers                                                     1
Miscellaneous                                                  1
Paper & Forest Products                                        1
Consumer - Durables                                            1
Other(2)                                                      12
--------------------------------------------------------------------------------

(1)   Total may not equal 100%.
(2)   Includes portfolio holdings in short-term investments.

For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.9%                 AeroVironment, Inc. (a)                                                    2,400     $      65,232
                                 Aerosonic Corp. (a)                                                          200               616
                                 Argon ST, Inc. (a)                                                         2,400            59,520
                                 Astronics Corp. (a)                                                        1,000            13,910
                                 Crane Co.                                                                  5,100           196,503
                                 Cubic Corp.                                                                1,600            35,648
                                 DRS Technologies, Inc.                                                     3,433           270,246
                                 ESCO Technologies, Inc. (a)                                                2,700           126,684
                                 EnPro Industries, Inc. (a)                                                 2,200            82,148
                                 Esterline Technologies Corp. (a)                                           3,000           147,780
                                 Garmin Ltd. (b)                                                           12,500           535,500
                                 GenCorp, Inc. (a)                                                          4,100            29,356
                                 Heico Corp. Class A                                                        1,792            47,631
                                 KVH Industries, Inc. (a)                                                   2,700            22,491
                                 Kaman Corp. Class A                                                        2,300            52,348
                                 SAIC, Inc. (a)                                                            18,200           378,742
                                 SatCon Technology Corp. (a)                                                5,900            16,756
                                 Spacehab, Inc. (a)                                                            50                29
                                 Spirit Aerosystems Holdings, Inc. Class A (a)                             10,200           195,636
                                 Teledyne Technologies, Inc. (a)                                            2,700           131,733
                                 Trimble Navigation Ltd. (a)                                               11,434           408,194
                                 Veeco Instruments, Inc. (a)                                                3,800            61,104
                                                                                                                      -------------
                                                                                                                          2,877,807
-----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.4%             AAR Corp. (a)                                                              2,500            33,825
                                 AMR Corp. (a)(c)                                                          25,100           128,512
                                 AirTran Holdings, Inc. (a)(b)                                             12,300            25,092
                                 Aircastle Ltd. (b)                                                         5,600            47,096
                                 Alaska Air Group, Inc. (a)                                                 3,700            56,758
                                 Allegiant Travel Co. (a)                                                   2,300            42,757
                                 Atlas Air Worldwide Holdings, Inc. (a)                                     1,500            74,190
                                 Aviation General, Inc. (a)                                                 1,200                 0
                                 Continental Airlines, Inc. Class B (a)                                     9,970           100,797
                                 Delta Air Lines, Inc. (a)                                                 25,400           144,780
                                 ExpressJet Holdings, Inc. (a)                                              1,600               880
                                 Great Lakes Aviation Ltd. (a)                                                700             1,449
                                 Hawaiian Holdings, Inc. (a)                                                5,602            38,934
                                 JetBlue Airways Corp. (a)(b)                                              18,175            67,793
                                 LMI Aerospace, Inc. (a)                                                    1,600            28,112
                                 MAIR Holdings, Inc. (a)                                                    1,400             5,670
                                 Mesa Air Group, Inc. (a)                                                   2,000             1,020
                                 Northwest Airlines Corp. (a)                                              20,300           135,198
                                 PHI, Inc. (a)                                                              1,900            76,323
                                 Pinnacle Airlines Corp. (a)                                                3,100             9,796
                                 Republic Airways Holdings, Inc. (a)                                        1,900            16,454
                                 SkyWest, Inc.                                                              4,500            56,925
                                 TransDigm Group, Inc. (a)                                                  2,500            83,975

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 UAL Corp. (b)                                                             12,930     $      67,495
                                 US Airways Group, Inc. (a)                                                 9,559            23,898
                                 Vanguard Airlines, Inc. (a)                                                  200                 0
                                                                                                                      -------------
                                                                                                                          1,267,729
-----------------------------------------------------------------------------------------------------------------------------------
Apparel - 0.9%                   Aeropostale, Inc. (a)                                                      6,425           201,295
                                 Ashworth, Inc. (a)                                                         3,400            11,866
                                 bebe Stores, Inc.                                                          3,150            30,272
                                 Brown Shoe Co., Inc.                                                       2,700            36,585
                                 The Buckle, Inc.                                                           1,550            70,882
                                 Cache, Inc. (a)                                                            2,300            24,610
                                 Carter's, Inc. (a)                                                         3,900            53,898
                                 Cherokee, Inc.                                                             1,400            28,210
                                 Citi Trends, Inc. (a)                                                      1,600            36,256
                                 Columbia Sportswear Co.                                                    1,500            55,125
                                 Crocs, Inc. (a)(b)                                                         8,600            68,886
                                 Deckers Outdoor Corp. (a)                                                  1,300           180,960
                                 Dixie Group, Inc. (a)                                                        900             5,922
                                 Escalade, Inc.                                                               900             4,869
                                 Finlay Enterprises, Inc. (a)                                                 600               258
                                 Fossil, Inc. (a)                                                           5,017           145,844
                                 G-III Apparel Group, Ltd. (a)                                              1,200            14,808
                                 GSI Commerce, Inc. (a)                                                     3,100            42,253
                                 Guess?, Inc.                                                               5,800           217,210
                                 Hartmarx Corp. (a)                                                         2,100             4,557
                                 Heelys, Inc. (a)                                                           3,700            15,022
                                 Iconix Brand Group, Inc. (a)                                               5,981            72,250
                                 J. Crew Group, Inc. (a)                                                    5,200           171,652
                                 Joe's Jeans, Inc. (a)                                                      2,300             2,553
                                 Jos. A. Bank Clothiers, Inc. (a)(b)                                        1,956            52,323
                                 K-Swiss, Inc. Class A                                                      3,200            47,040
                                 Kenneth Cole Productions, Inc. Class A                                     2,200            27,940
                                 Lacrosse Footwear, Inc.                                                      500             7,315
                                 Maidenform Brands, Inc. (a)                                                1,600            21,600
                                 Mothers Work, Inc. (a)                                                     1,200            12,084
                                 New York & Co. (a)                                                         2,600            23,738
                                 Oxford Industries, Inc.                                                    1,600            30,640
                                 Perry Ellis International, Inc. (a)                                        2,000            42,440
                                 Phillips-Van Heusen Corp.                                                  5,000           183,100
                                 Phoenix Footwear Group, Inc. (a)                                           1,000             1,530
                                 Quiksilver, Inc. (a)                                                      12,500           122,750
                                 Rocky Brands, Inc. (a)                                                     1,000             4,830
                                 Skechers U.S.A., Inc. Class A (a)                                          2,700            53,352
                                 Stage Stores, Inc.                                                         2,400            28,008
                                 Steven Madden Ltd. (a)                                                     2,500            45,950
                                 Superior Uniform Group, Inc.                                               1,500            12,990
                                 Tandy Brands Accessories, Inc.                                               200             1,102
                                 Timberland Co. Class A (a)                                                 3,200            52,320

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 True Religion Apparel, Inc. (a)(b)                                         2,200     $      58,630
                                 Under Armour, Inc. Class A (a)(b)                                          4,000           102,560
                                 Unifi, Inc. (a)                                                            3,200             8,064
                                 Volcom, Inc. (a)                                                           2,200            52,646
                                 The Warnaco Group, Inc. (a)                                                4,400           193,908
                                 Weyco Group, Inc.                                                            300             7,959
                                 Wolverine World Wide, Inc.                                                 3,800           101,346
                                 Xerium Technologies, Inc.                                                    300             1,188
                                                                                                                      -------------
                                                                                                                          2,793,396
-----------------------------------------------------------------------------------------------------------------------------------
Banks - 3.1%                     Ameriana Bancorp                                                             200             1,692
                                 American Bancorp of New Jersey                                             1,200            12,348
                                 American National Bankshares, Inc.                                           400             7,276
                                 AmericanWest Bancorp                                                       2,200             4,994
                                 Ameris Bancorp                                                               720             6,264
                                 Ames National Corp.                                                          700            11,606
                                 Arrow Financial Corp.                                                        470             8,521
                                 Associated Banc-Corp.                                                     11,559           222,973
                                 BCSB Bancorp, Inc. (a)                                                       631             6,751
                                 Bancfirst Corp.                                                            1,000            42,800
                                 Bancorp of New Jersey, Inc. (a)                                            1,300            20,150
                                 The Bancorp, Inc. (a)                                                      2,500            19,050
                                 BancorpSouth, Inc.                                                         8,000           139,920
                                 Bank Mutual Corp.                                                          5,900            59,236
                                 Bank of Granite Corp.                                                        781             5,553
                                 Bank of Hawaii Corp.                                                       4,700           224,660
                                 BankAtlantic Bancorp, Inc. Class A                                        12,400            21,824
                                 BankFinancial Corp.                                                        1,000            13,010
                                 Bar Harbor Bankshares                                                        200             5,560
                                 Beneficial Mutual Bancorp, Inc. (a)                                        3,700            40,959
                                 Berkshire Bancorp, Inc.                                                      300             3,996
                                 Boston Private Financial Holdings, Inc.                                    4,700            26,649
                                 Bridge Bancorp, Inc.                                                       1,200            25,320
                                 Brookline Bancorp, Inc.                                                    4,899            46,785
                                 Bryn Mawr Bank Corp.                                                         500             8,750
                                 CFS Bancorp, Inc.                                                          2,600            30,654
                                 Camden National Corp.                                                        700            16,296
                                 Capital Bank Corp.                                                         1,100             9,724
                                 Capital City Bank Group, Inc. (b)                                            625            13,600
                                 Capitol Bancorp Ltd.                                                         420             3,767
                                 Capitol Federal Financial                                                  2,140            80,485
                                 Cardinal Financial Corp.                                                   4,800            30,048
                                 Carrollton Bancorp                                                           210             2,468
                                 Cascade Bancorp (b)                                                        2,975            22,818
                                 Center Bancorp, Inc.                                                       2,988            26,145
                                 Center Financial Corp.                                                       900             7,623
                                 Century Bancorp, Inc. Class A                                              1,300            23,075
                                 Chemical Financial Corp.                                                   2,713            55,345

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Citizens & Northern Corp.                                                    612     $      10,104
                                 Citizens Banking Corp.                                                     8,985            25,338
                                 Citizens South Banking Corp.                                               2,428            18,331
                                 City Holding Co.                                                           1,800            73,386
                                 City National Corp.                                                        3,900           164,073
                                 CityBank                                                                   2,050            17,630
                                 Clifton Savings Bancorp, Inc.                                                980             9,545
                                 CoBiz Financial, Inc.                                                      1,250             8,225
                                 The Colonial BancGroup, Inc. (b)                                          20,546            90,813
                                 Colony Bankcorp, Inc.                                                        500             5,550
                                 Columbia Banking System, Inc.                                              2,030            39,240
                                 Comm Bancorp, Inc.                                                           100             4,400
                                 Commerce Bancshares, Inc.                                                  5,695           225,864
                                 Community Bancorp (a)                                                      2,100            10,521
                                 Community Bank System, Inc.                                                3,300            68,046
                                 Community Trust Bancorp, Inc.                                              1,580            41,491
                                 Corus Bankshares, Inc. (b)                                                 5,800            24,128
                                 Cullen/Frost Bankers, Inc.                                                 5,340           266,199
                                 Doral Financial Corp. (a)                                                    677             9,167
                                 ESSA Bancorp, Inc.                                                         2,500            31,300
                                 East-West Bancorp, Inc.                                                    7,190            50,761
                                 Encore Bancshares, Inc. (a)                                                2,100            32,865
                                 EuroBancshares, Inc. (a)                                                   1,400             5,026
                                 F.N.B. Corp.                                                               8,989           105,897
                                 FNB United Corp.                                                             300             2,310
                                 Farmers Capital Bank Corp.                                                   300             5,286
                                 Financial Institutions, Inc.                                               2,000            32,120
                                 First BanCorp., Puerto Rico                                                8,600            54,524
                                 First Bancorp, North Carolina                                                600             7,584
                                 First Busey Corp. (b)                                                      2,850            37,677
                                 First Cash Financial Services, Inc. (a)                                    3,400            50,966
                                 First Citizens Banc Corp                                                   1,000            11,320
                                 First Citizens BancShares, Inc. Class A                                      590            82,299
                                 First Commonwealth Financial Corp.                                         7,300            68,109
                                 First Community Bancshares, Inc.                                           1,200            33,840
                                 First Federal Bancshares of Arkansas, Inc.                                 1,200            10,380
                                 First Financial Bancorp                                                    4,710            43,332
                                 First Financial Bankshares, Inc.                                           1,866            85,481
                                 First Financial Service Corp.                                                358             6,465
                                 First M&F Corp.                                                              600             7,530
                                 First Merchants Corp.                                                      2,115            38,387
                                 First Midwest Bancorp, Inc.                                                5,075            94,649
                                 First Niagara Financial Group, Inc.                                       10,789           138,747
                                 First Regional Bancorp (a)                                                   600             3,366
                                 First South Bancorp, Inc.                                                    600             7,728
                                 First State Bancorp.                                                       3,300            18,150

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 The First of Long Island Corp.                                               400     $       7,840
                                 FirstMerit Corp.                                                           7,300           119,063
                                 Fox Chase Bancorp, Inc. (a)                                                1,800            18,468
                                 Franklin Bank Corp. (a)(b)                                                 4,300             2,623
                                 Frontier Financial Corp. (b)                                               5,400            46,008
                                 Fulton Financial Corp.                                                    17,711           177,996
                                 German American Bancorp, Inc.                                                661             7,674
                                 Great Southern Bancorp, Inc.                                                 600             4,872
                                 Greater Community Bancorp                                                    467             7,528
                                 Greene County Bancshares, Inc.                                             1,800            25,236
                                 Guaranty Bancorp (a)                                                       2,600             9,360
                                 Guaranty Financial Group, Inc. (a)                                         2,833            15,213
                                 Hancock Holding Co.                                                        2,900           113,941
                                 Hanmi Financial Corp.                                                      5,856            30,510
                                 Harleysville National Corp.                                                1,698            18,950
                                 Hawthorn Bancshares, Inc.                                                    250             6,318
                                 Heritage Commerce Corp.                                                    1,900            18,810
                                 Home Bancshares, Inc.                                                        200             4,496
                                 Horizon Financial Corp.                                                      625             3,900
                                 Imperial Capital Bancorp, Inc.                                               300             1,719
                                 Independent Bank Corp./MA                                                  1,900            45,296
                                 Indiana Community Bancorp                                                  1,200            19,680
                                 Integra Bank Corp.                                                         2,200            17,226
                                 Internet Capital Group, Inc. (a)                                           2,175            16,813
                                 Intervest Bancshares Corp.                                                 2,100            10,752
                                 Irwin Financial Corp.                                                      6,000            16,140
                                 Jefferson Bancshares, Inc.                                                 2,500            22,950
                                 Kearny Financial Corp.                                                     2,300            25,300
                                 Lakeland Bancorp, Inc.                                                     2,500            30,450
                                 Lakeland Financial Corp.                                                   1,700            32,436
                                 Legacy Bancorp, Inc./MA                                                    1,900            21,907
                                 MASSBANK Corp.                                                               250             9,895
                                 Macatawa Bank Corp.                                                          787             6,296
                                 MainSource Financial Group, Inc.                                           2,301            35,666
                                 Malvern Federal Bancorp, Inc. (a)                                          1,300            14,079
                                 Mercantile Bank Corp.                                                      2,170            15,581
                                 Merchants Bancshares, Inc.                                                   350             7,858
                                 Metavante Technologies, Inc. (a)                                           8,100           183,222
                                 Midwest Banc Holdings, Inc.                                                1,000             4,870
                                 NBT Bancorp, Inc.                                                          3,460            71,311
                                 Nara Bancorp, Inc.                                                         3,100            33,263
                                 National Penn Bancshares, Inc.                                             8,227           109,255
                                 NewAlliance Bancshares, Inc.                                               8,200           102,336
                                 Newbridge Bancorp                                                          2,004            13,828
                                 North Valley Bancorp                                                       2,200            14,322
                                 Northern States Financial Corp.                                              300             5,250
                                 Northfield Bancorp, Inc. (a)                                                 700             7,525

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Norwood Financial Corp.                                                      157     $       4,553
                                 OceanFirst Financial Corp.                                                 2,000            36,100
                                 Ohio Valley Banc Corp.                                                       875            21,875
                                 Old National Bancorp                                                       6,932            98,850
                                 Old Second Bancorp, Inc.                                                   1,686            19,591
                                 Oriental Financial Group                                                   2,794            39,842
                                 PFF Bancorp, Inc.                                                          1,660             1,793
                                 Pamrapo Bancorp, Inc.                                                      1,000            15,480
                                 Park National Corp. (b)                                                      830            44,737
                                 Parkvale Financial Corp.                                                     300             6,999
                                 Peapack-Gladstone Financial Corp.                                            563            12,369
                                 Penns Woods Bancorp, Inc.                                                    800            24,104
                                 Pennsylvania Commerce Bancorp, Inc. (a)                                      400             9,620
                                 People's United Financial, Inc.                                           16,917           263,905
                                 Peoples Bancorp of North Carolina, Inc.                                      363             3,953
                                 Peoples Bancorp, Inc.                                                        595            11,293
                                 Peoples Financial Corp.                                                    1,200            24,480
                                 Pinnacle Financial Partners, Inc. (a)                                        880            17,679
                                 Popular, Inc. (b)                                                         25,939           170,938
                                 Porter Bancorp, Inc.                                                       2,000            30,020
                                 Preferred Bank                                                             1,850             9,583
                                 PrivateBancorp, Inc. (b)                                                   3,200            97,216
                                 Prosperity Bancshares, Inc.                                                4,600           122,958
                                 Provident Bankshares Corp.                                                 4,056            25,877
                                 Provident New York Bancorp                                                 4,803            53,121
                                 Prudential Bancorp, Inc. of Pennsylvania                                   2,700            31,023
                                 Republic Bancorp, Inc. Class A                                             1,348            33,161
                                 Republic First Bancorp, Inc. (a)                                           3,146            22,840
                                 Rockville Financial, Inc.                                                  1,300            16,328
                                 Royal Bancshares of Pennsylvania Class A                                     785             7,387
                                 S&T Bancorp, Inc.                                                          2,600            75,556
                                 S1 Corp. (a)                                                               6,000            45,420
                                 SCBT Financial Corp.                                                         100             2,856
                                 SVB Financial Group (a)                                                    3,175           152,749
                                 SY Bancorp, Inc.                                                             210             4,486
                                 Sandy Spring Bancorp, Inc.                                                 2,050            33,989
                                 Savannah Bancorp, Inc.                                                       188             2,444
                                 Seacoast Banking Corp. of Florida (b)                                      3,370            26,151
                                 Shore Bancshares, Inc.                                                       450             8,424
                                 Signature Bank (a)                                                         3,100            79,856
                                 Simmons First National Corp. Class A                                       1,500            41,955
                                 The South Financial Group, Inc. (b)                                        8,655            33,928
                                 Southside Bancshares, Inc.                                                 1,652            30,463
                                 Southwest Bancorp, Inc.                                                    2,500            28,750
                                 Southwest Georgia Financial Corp.                                            132             2,330
                                 State Bancorp, Inc.                                                          725             9,063
                                 StellarOne Corp.                                                             925            13,505

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Sterling Bancorp                                                           2,605     $      31,130
                                 Sterling Bancshares, Inc.                                                  8,025            72,947
                                 Suffolk Bancorp                                                            1,200            35,256
                                 Summit Financial Group, Inc. (b)                                             500             6,250
                                 Sun Bancorp, Inc. (a)                                                      1,309            13,286
                                 Superior Bancorp (a)                                                         250             2,123
                                 Susquehanna Bancshares, Inc.                                               8,900           121,841
                                 Synovus Financial Corp. (b)                                               26,300           229,599
                                 TCF Financial Corp.                                                       11,990           144,240
                                 TFS Financial Corp.                                                       10,000           115,900
                                 Temecual Valley Bancorp, Inc.                                                400             2,396
                                 Texas Capital Bancshares, Inc. (a)                                         3,300            52,800
                                 Tompkins Trustco, Inc.                                                       632            23,510
                                 Towne Bank                                                                   600             9,036
                                 Trico Bancshares                                                             900             9,855
                                 TrustCo Bank Corp. NY (b)                                                  8,260            61,289
                                 Trustmark Corp.                                                            5,300            93,545
                                 UCBH Holdings, Inc. (b)                                                   12,850            28,913
                                 UMB Financial Corp.                                                        3,120           159,962
                                 Umpqua Holdings Corp. (b)                                                  6,536            79,282
                                 Union Bankshares Corp.                                                       750            11,168
                                 UnionBanCal Corp.                                                          5,300           214,226
                                 United Bancorp, Inc.                                                         336             3,108
                                 United Bankshares, Inc.                                                    4,500           103,275
                                 United Community Financial Corp.                                           1,632             6,120
                                 United Western Bancorp, Inc.                                               1,600            20,096
                                 Univest Corp. of Pennsylvania                                                100             1,986
                                 Valley National Bancorp (b)                                               12,742           200,941
                                 Vineyard National Bancorp (b)                                              2,625             9,923
                                 Virginia Commerce Bancorp (a)                                              3,080            15,985
                                 WSFS Financial Corp.                                                         900            40,140
                                 Washington Trust Bancorp, Inc.                                               800            15,760
                                 WesBanco, Inc.                                                             2,789            47,831
                                 West Coast Bancorp                                                         2,200            19,074
                                 Westamerica Bancorp.                                                       2,800           147,252
                                 Western Alliance Bancorp (a)(b)                                            1,300            10,088
                                 Whitney Holding Corp.                                                      6,725           123,068
                                 Wilmington Trust Corp.                                                     6,600           174,504
                                 Wilshire Bancorp, Inc.                                                     2,300            19,711
                                 Wintrust Financial Corp.                                                   2,650            63,203
                                                                                                                      -------------
                                                                                                                          9,431,096
-----------------------------------------------------------------------------------------------------------------------------------
Business Machines - 1.1%         3Com Corp. (a)                                                            32,590            69,091
                                 3D Systems Corp. (a)(b)                                                    2,200            20,900
                                 ActivIdentity Corp. (a)                                                    3,700            10,101
                                 Adaptec, Inc. (a)                                                         15,800            50,560
                                 American Railcar Industries, Inc.                                          1,900            31,882

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 American Software Class A                                                  4,300     $      24,252
                                 Analogic Corp.                                                             1,400            88,298
                                 Arbitron, Inc.                                                             2,800           133,000
                                 Avocent Corp. (a)                                                          3,500            65,100
                                 Black Box Corp.                                                            1,300            35,347
                                 Borland Software Corp. (a)                                                 5,300             7,208
                                 California First National Bancorp                                            600             5,760
                                 Charles & Colvard Ltd. (a)(b)                                              1,750             1,960
                                 Communication Intelligence Corp. (a)                                         700               141
                                 Concurrent Computer Corp. (a)                                              3,900             2,652
                                 Convera Corp. (a)                                                          9,200            13,064
                                 Cray, Inc. (a)                                                             2,475            11,484
                                 Diebold, Inc.                                                              5,500           195,690
                                 Digi International, Inc. (a)                                                 900             7,065
                                 Digital Lightwave, Inc. (a)                                                3,600               288
                                 Emageon, Inc. (a)                                                          4,100             8,815
                                 Fair Isaac Corp.                                                           4,551            94,524
                                 Flow International Corp. (a)                                               4,500            35,100
                                 Foundry Networks, Inc. (a)                                                12,400           146,568
                                 Hanger Orthopedic Group, Inc. (a)                                          2,400            39,576
                                 Hypercom Corp. (a)                                                         3,100            13,640
                                 IKON Office Solutions, Inc.                                                7,200            81,216
                                 Immersion Corp. (a)                                                        3,600            24,516
                                 Integrated Device Technology, Inc. (a)                                    16,770           166,694
                                 InterVoice, Inc. (a)                                                       2,200            12,540
                                 iRobot Corp. (a)(b)                                                        1,700            23,358
                                 LTX Corp. (a)                                                              6,000            13,200
                                 Lantronix, Inc. (a)                                                        2,100             1,386
                                 MIPS Technologies, Inc. (a)                                                3,200            12,000
                                 Micros Systems, Inc. (a)                                                   8,200           250,018
                                 Napster, Inc. (a)                                                          6,200             8,804
                                 Network Engines, Inc. (a)                                                  7,500             8,775
                                 Omnicell, Inc. (a)                                                         3,800            50,084
                                 PAR Technology Corp. (a)                                                   1,000             7,470
                                 Palm, Inc. (b)                                                             9,826            52,962
                                 Premiere Global Services, Inc. (a)                                         3,585            52,269
                                 Rackable Systems, Inc. (a)                                                 3,600            48,240
                                 Rimage Corp. (a)                                                           1,600            19,824
                                 Salesforce.com, Inc. (a)                                                   9,543           651,119
                                 ScanSource, Inc. (a)                                                       2,700            72,252
                                 Sigma Designs, Inc. (a)(b)                                                 2,900            40,281
                                 Soapstone Networks, Inc. (a)                                               3,315            12,696
                                 SumTotal Systems, Inc. (a)                                                   445             2,083
                                 Sybase, Inc. (a)                                                           7,555           222,268
                                 Tech Data Corp. (a)                                                        5,200           176,228

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Transact Technologies, Inc. (a)                                              940     $       7,783
                                 VeriFone Holdings, Inc. (a)(b)                                             6,800            81,260
                                 White Electronic Designs Corp. (a)                                         3,100            14,229
                                                                                                                      -------------
                                                                                                                          3,225,621
-----------------------------------------------------------------------------------------------------------------------------------
Business Services - 10.0%        4Kids Entertainment, Inc. (a)                                              1,000             7,410
                                 ABM Industries, Inc. (c)                                                   3,100            68,975
                                 ACI Worldwide, Inc. (a)                                                    3,300            58,047
                                 AMICAS, Inc. (a)                                                           3,400             9,656
                                 AMN Healthcare Services, Inc. (a)                                          2,420            40,946
                                 Aastrom Biosciences, Inc. (a)(b)                                          11,100             4,107
                                 Accenture Ltd. Class A                                                    58,700         2,390,264
                                 Actuate Corp. (a)                                                          3,700            14,467
                                 Adept Technology, Inc. (a)                                                    40               390
                                 Administaff, Inc.                                                          1,800            50,202
                                 Advent Software, Inc. (a)                                                  2,000            72,160
                                 The Advisory Board Co. (a)                                                 1,900            74,727
                                 Affymetrix, Inc. (a)                                                       6,960            71,618
                                 Alfacell Corp. (a)(b)                                                      3,400             1,496
                                 Alliance Data Systems Corp. (a)                                            7,500           424,125
                                 The Allied Defense Group, Inc. (a)                                         1,000             5,580
                                 Allied Healthcare International, Inc. (a)                                  3,100             6,169
                                 Alnylam Pharmaceuticals, Inc. (a)(b)                                       2,900            77,517
                                 Ambassadors International, Inc. (a)(b)                                     1,800             7,884
                                 American Ecology Corp.                                                     2,360            69,690
                                 American Independence Corp. (a)                                               48               307
                                 American Public Education, Inc. (a)                                        1,500            58,560
                                 American Reprographics Co. (a)                                             2,300            38,295
                                 American Superconductor Corp. (a)(b)                                       3,900           139,815
                                 Analysts International Corp. (a)                                             200               274
                                 Angelica Corp.                                                               700            14,889
                                 Ansoft Corp. (a)                                                           2,100            76,440
                                 Ansys, Inc. (a)                                                            7,000           329,840
                                 Arbinet-Thexchange, Inc.                                                   4,700            18,283
                                 ArcSight, Inc. (a)                                                           200             1,760
                                 Ariba, Inc. (a)                                                            8,554           125,829
                                 Art Technology Group, Inc. (a)                                             7,271            23,267
                                 athenahealth, Inc. (a)(b)                                                  2,300            70,748
                                 Authentidate Holding Corp. (a)                                             2,000               780
                                 BSQUARE Corp. (a)                                                          1,150             5,555
                                 Bankrate, Inc. (a)(b)                                                      1,700            66,419
                                 Baran Group Ltd.                                                             102             1,479
                                 Barrett Business Services, Inc.                                              600             7,098
                                 BearingPoint, Inc. (a)                                                    14,000            11,340
                                 Blackbaud, Inc.                                                            4,748           101,607
                                 Blackboard, Inc. (a)                                                       2,900           110,867
                                 Blue Coat Systems, Inc. (a)                                                3,940            55,593

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Bottomline Technologies, Inc. (a)                                            400     $       3,892
                                 Bowne & Co., Inc.                                                          2,100            26,775
                                 The Brink's Co.                                                            4,000           261,680
                                 Brocade Communications Systems, Inc. (a)                                  37,657           310,294
                                 Brookdale Senior Living, Inc.                                              4,200            85,512
                                 CACI International, Inc. Class A (a)                                       3,100           141,887
                                 CBIZ, Inc. (a)                                                             7,245            57,598
                                 CDI Corp.                                                                  1,200            30,528
                                 COMSYS IT Partners, Inc. (a)                                               1,400            12,768
                                 CRA International, Inc. (a)                                                1,400            50,610
                                 CSG Systems International, Inc. (a)                                        3,965            43,694
                                 Callidus Software Inc. (a)                                                 1,900             9,500
                                 Callwave, Inc. (a)                                                            46               120
                                 Capella Education Co. (a)                                                  1,600            95,440
                                 Career Education Corp. (a)                                                 8,668           126,639
                                 Casella Waste Systems, Inc. (a)                                            3,500            42,665
                                 Catapult Communications Corp. (a)                                          1,000             7,120
                                 Cbeyond Communications, Inc. (a)                                           2,800            44,856
                                 Cell Genesys, Inc. (a)(b)                                                  5,750            14,950
                                 Cerner Corp. (a)                                                           6,200           280,116
                                 Chemed Corp.                                                               2,500            91,525
                                 Chindex International Inc. (a)                                               850            12,470
                                 ChoicePoint, Inc. (a)                                                      5,733           276,331
                                 Chordiant Software, Inc. (a)                                               1,720             8,600
                                 Ciber, Inc. (a)                                                            3,800            23,598
                                 Cicero, Inc. (a)                                                               1                 0
                                 Clean Harbors, Inc. (a)                                                    2,000           142,120
                                 Clear Channel Outdoor Holdings, Inc. Class A (a)                           4,000            71,320
                                 Clearwire Corp. Class A (a)                                                7,200            93,312
                                 CoStar Group, Inc. (a)                                                     2,100            93,345
                                 Cogent Communications Group, Inc. (a)                                      4,600            61,640
                                 Cogent, Inc. (a)                                                           4,200            47,754
                                 Collectors Universe, Inc.                                                  1,700            13,787
                                 ComScore, Inc. (a)                                                         2,100            45,822
                                 CommVault Systems, Inc. (a)                                                3,600            59,904
                                 Computer Programs & Systems, Inc.                                            800            13,864
                                 Concur Technologies, Inc. (a)                                              4,400           146,212
                                 Constant Contact, Inc. (a)                                                 2,400            45,240
                                 Copart, Inc. (a)                                                           6,350           271,907
                                 Corinthian Colleges, Inc. (a)                                              8,235            95,608
                                 Cornell Cos., Inc. (a)                                                     2,000            48,220
                                 Corporate Executive Board Co.                                              3,400           142,970
                                 Courier Corp.                                                                337             6,767
                                 Credit Acceptance Corp. (a)                                                  281             7,182
                                 Cross Country Healthcare, Inc. (a)                                         3,600            51,876
                                 CuraGen Corp. (a)                                                          8,400             8,064

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 CyberSource Corp. (a)                                                      6,850     $     114,601
                                 DG FastChannel, Inc. (a)                                                   1,840            31,740
                                 DST Systems, Inc. (a)                                                      4,200           231,210
                                 DeVry, Inc.                                                                5,300           284,186
                                 Delrek, Inc. (a)                                                           1,800            13,644
                                 Deltathree, Inc. Class A (a)                                                 100                13
                                 Deluxe Corp.                                                               3,500            62,370
                                 DemandTec, Inc. (a)                                                        3,000            22,530
                                 Dice Holdings, Inc. (a)                                                    3,100            25,606
                                 Digimarc Corp. (a)                                                         3,600            50,976
                                 Digital River, Inc. (a)                                                    3,600           138,888
                                 Discovery Holding Co. (a)                                                 26,734           587,079
                                 DivX, Inc. (a)                                                             3,200            23,488
                                 Dollar Financial Corp. (a)                                                 1,800            27,198
                                 Dot Hill Systems Corp. (a)                                                 4,100            10,373
                                 Double-Take Software, Inc. (a)                                             2,700            37,098
                                 Dun & Bradstreet Corp.                                                     5,000           438,200
                                 Dyax Corp. (a)                                                             8,000            24,800
                                 ENGlobal Corp. (a)                                                           500             7,120
                                 EPIQ Systems, Inc. (a)                                                     2,700            38,340
                                 EVCI Career Colleges Holding Corp. (a)                                         1                 0
                                 EarthLink, Inc. (a)                                                       11,300            97,745
                                 Echelon Corp. (a)(b)                                                       3,800            41,420
                                 Eclipsys Corp. (a)                                                         5,100            93,636
                                 Ediets.Com, Inc. (a)(b)                                                      600             2,406
                                 Egain Communications Corp. (a)                                                20                14
                                 Electro Rent Corp.                                                           200             2,508
                                 eLoyalty Corp. (a)                                                            40               198
                                 EnergySolutions, Inc.                                                      3,400            75,990
                                 Enliven Marketing Technologies Corp. (a)                                   6,030             5,065
                                 Ennis, Inc.                                                                2,300            35,995
                                 Entrust, Inc. (a)                                                          4,200            12,348
                                 Epicor Software Corp. (a)                                                  4,500            31,095
                                 eResearch Technology, Inc. (a)                                             4,575            79,788
                                 Euronet Worldwide, Inc. (a)                                                4,845            81,881
                                 Evolve Software, Inc. (a)                                                      2                 0
                                 Evolving Systems, Inc. (a)                                                 3,200             7,232
                                 Exelixis, Inc. (a)                                                         9,700            48,500
                                 ExlService Holdings, Inc. (a)                                              2,300            32,269
                                 Exponent, Inc. (a)                                                         1,700            53,397
                                 F5 Networks, Inc. (a)                                                      7,800           221,676
                                 FTD Group, Inc.                                                            2,500            33,325
                                 FTI Consulting, Inc. (a)                                                   4,950           338,877
                                 Factset Research Systems, Inc.                                             4,450           250,802
                                 FalconStor Software, Inc. (a)                                              5,800            41,064
                                 First Advantage Corp. Class A (a)                                          1,300            20,605
                                 Five Star Quality Care, Inc. (a)                                             308             1,457

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Forrester Research, Inc. (a)                                               1,300     $      40,144
                                 Franklin Covey Co. (a)                                                     3,300            28,644
                                 Fuel Tech, Inc. (a)(b)                                                     2,000            35,240
                                 G&K Services, Inc. Class A                                                 1,800            54,828
                                 GP Strategies Corp. (a)                                                    3,400            34,170
                                 GSE Systems, Inc. (a)                                                      1,103             9,828
                                 GTSI Corp. (a)                                                             1,700            12,869
                                 Gaiam, Inc. (a)                                                            2,460            33,235
                                 Genpact Ltd. (a)                                                           5,800            86,536
                                 Gentiva Health Services, Inc. (a)                                          3,200            60,960
                                 The Geo Group, Inc. (a)                                                    5,200           117,000
                                 Gevity HR, Inc.                                                            2,700            14,526
                                 Gliatech, Inc. (a)                                                           100                 0
                                 Global Cash Access, Inc. (a)                                               4,400            30,184
                                 Global Payments, Inc.                                                      6,820           317,812
                                 Greenfield Online, Inc. (a)                                                3,600            53,712
                                 Guidance Software, Inc. (a)                                                3,000            28,650
                                 Gulfport Energy Corp. (a)                                                  3,900            64,233
                                 HLTH Corp. (a)                                                            15,492           175,369
                                 The Hackett Group, Inc. (a)                                                2,600            14,924
                                 Hansen Natural Corp. (a)(b)                                                7,200           207,504
                                 Harris Interactive, Inc. (a)                                               3,900             7,839
                                 Harris Stratex Networks, Inc. Class A (a)                                  3,300            31,317
                                 Harte-Hanks, Inc.                                                          4,300            49,235
                                 Heidrick & Struggles International, Inc.                                   1,900            52,516
                                 Hewitt Associates, Inc. Class A (a)                                        8,920           341,904
                                 HireRight, Inc. (a)                                                        1,900            32,490
                                 Hudson Highland Group, Inc. (a)                                            1,800            18,846
                                 Huron Consulting Group, Inc. (a)                                           2,000            90,680
                                 i2 Technologies, Inc. (a)                                                  2,600            32,318
                                 I-many, Inc. (a)                                                           2,800             2,800
                                 ICF International, Inc. (a)                                                1,800            29,916
                                 ICT Group, Inc. (a)                                                          800             6,560
                                 IHS, Inc. Class A (a)                                                      4,500           313,200
                                 ITT Educational Services, Inc. (a)                                         3,710           306,557
                                 Idenix Pharmaceuticals, Inc. (a)                                           4,700            34,169
                                 iGate Corp. (a)                                                            6,200            50,406
                                 Imergent, Inc. (b)                                                         1,800            21,312
                                 InFocus Corp. (a)                                                          3,900             5,850
                                 Infinity Pharmaceuticals, Inc. (a)                                         1,000             7,840
                                 infoGROUP, Inc.                                                            3,200            14,048
                                 InfoSpace, Inc.                                                            2,340            19,492
                                 Informatica Corp. (a)                                                      9,000           135,360
                                 Innerworkings, Inc. (a)(b)                                                 4,600            55,016
                                 Innovative Solutions & Support, Inc. (a)(b)                                1,193             7,695
                                 InsWeb Corp. (a)                                                              83               769
                                 Insteel Industries, Inc.                                                   1,300            23,803

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Insure.com, Inc. (a)                                                         366     $       1,193
                                 Integral Systems, Inc.                                                     1,340            51,858
                                 Interactive Data Corp.                                                     3,600            90,468
                                 Interactive Intelligence, Inc. (a)                                         2,100            24,444
                                 Intermec, Inc. (a)                                                         4,200            88,536
                                 Internap Network Services Corp. (a)                                        2,510            11,747
                                 Intersections, Inc. (a)                                                    1,000            10,930
                                 Interwoven, Inc. (a)                                                       4,800            57,648
                                 Intevac, Inc. (a)                                                          2,200            24,816
                                 inVentiv Health, Inc. (a)                                                  3,480            96,709
                                 Invitrogen Corp. (a)                                                       8,600           337,636
                                 Ipass, Inc. (a)                                                            3,600             7,452
                                 Iron Mountain, Inc. (a)                                                   16,775           445,376
                                 JDA Software Group, Inc. (a)                                               2,300            41,630
                                 Jack Henry & Associates, Inc.                                              7,800           168,792
                                 Jupitermedia Corp. (a)                                                     1,900             2,660
                                 Kelly Services, Inc. Class A                                               3,800            73,454
                                 Kenexa Corp. (a)                                                           1,800            33,912
                                 Keryx Biopharmaceuticals, Inc. (a)                                         1,500               728
                                 Keynote Systems, Inc. (a)                                                  3,000            38,640
                                 Kforce, Inc. (a)                                                           3,970            33,705
                                 Kinder Morgan Management LLC (a)                                           5,881           316,692
                                 Kintera, Inc. (a)                                                          1,700             1,887
                                 Knology, Inc. (a)                                                          3,300            36,267
                                 Korn/Ferry International (a)                                               3,000            47,190
                                 Kratos Defense & Security Solutions, Inc. (a)                              4,400             8,624
                                 L-1 Identity Solutions, Inc. (a)                                           5,551            73,939
                                 LECG Corp. (a)                                                             3,500            30,590
                                 Lamar Advertising Co. Class A (a)(b)                                       6,407           230,844
                                 Lawson Software, Inc. (a)                                                 12,900            93,783
                                 Layne Christensen Co. (a)                                                  2,000            87,580
                                 Learning Tree International, Inc. (a)                                      2,000            34,200
                                 Lincoln Educational Services Corp. (a)                                     1,500            17,445
                                 Lionbridge Technologies, Inc. (a)                                          2,700             6,966
                                 LivePerson, Inc. (a)                                                       5,600            15,736
                                 LoJack Corp. (a)                                                           3,000            23,880
                                 Local.com Corp. (a)                                                          500             1,860
                                 LookSmart, Ltd. (a)                                                        1,342             5,395
                                 Luminex Corp. (a)                                                          3,900            80,145
                                 MAXIMUS, Inc.                                                              2,000            69,640
                                 MIVA, Inc. (a)                                                             4,400             4,664
                                 MPS Group, Inc. (a)                                                        6,300            66,969
                                 MSC.Software Corp. (a)                                                     1,900            20,862
                                 MWI Veterinary Supply, Inc. (a)                                            1,400            46,354
                                 Macquarie Infrastructure Co. LLC                                           4,600           116,334
                                 Macrovision Solutions Corp. (a)                                            7,999           119,665
                                 Magma Design Automation, Inc. (a)                                          4,440            26,951

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Management Network Group, Inc. (a)                                         3,900     $       5,616
                                 Manhattan Associates, Inc. (a)                                             2,700            64,071
                                 Manpower, Inc.                                                             7,616           443,556
                                 Mantech International Corp. Class A (a)                                    1,995            95,999
                                 Marchex, Inc. Class B (b)                                                  3,200            39,424
                                 MarketAxess Holdings, Inc. (a)                                             1,200             9,072
                                 Marlin Business Services, Inc. (a)                                         2,800            19,404
                                 Maxygen, Inc. (a)                                                          4,900            16,611
                                 McAfee, Inc. (a)                                                          15,377           523,279
                                 Mechanical Technology, Inc. (a)                                              512               640
                                 Medical Staffing Network Holdings, Inc. (a)                                1,800             6,948
                                 Mentor Graphics Corp. (a)                                                  6,800           107,440
                                 Merge Healthcare, Inc.                                                     3,500             4,060
                                 Metro One Telecommunications, Inc. (a)                                       925               509
                                 Michael Baker Corp. (a)                                                      400             8,752
                                 MicroStrategy, Inc. Class A (a)                                              990            64,103
                                 Microvision, Inc. (a)(b)                                                   7,600            20,900
                                 Mindspeed Technologies, Inc. (a)                                           5,966             5,133
                                 Monotype Imaging Holdings, Inc. (a)                                        1,100            13,398
                                 Morningstar, Inc. (a)                                                      1,800           129,654
                                 NAVTEQ Corp. (a)                                                           9,200           708,400
                                 NCR Corp. (a)                                                             15,974           402,545
                                 NIC, Inc.                                                                  3,200            21,856
                                 NMS Communications Corp. (a)                                               2,800             3,108
                                 NMT Medical, Inc. (a)                                                      1,900             8,873
                                 NVE Corp. (a)(b)                                                             800            25,272
                                 National Instruments Corp.                                                 5,800           164,546
                                 Natural Health Trends Corp. (a)                                              240               242
                                 Nautilus, Inc.                                                             2,400            12,192
                                 NaviSite, Inc. (a)                                                           313             1,189
                                 Navigant Consulting, Inc. (a)                                              4,800            93,888
                                 NetFlix, Inc. (a)(b)                                                       4,620           120,443
                                 NetScout Systems, Inc. (a)                                                 1,600            17,088
                                 NetSol Technologies, Inc. (a)                                                 20                52
                                 NetSuite, Inc. (a)                                                           800            16,376
                                 NeuStar, Inc. Class A (a)                                                  7,600           163,856
                                 New Century Equity Holdings Corp. (a)                                        200                34
                                 New Frontier Media, Inc.                                                   5,400            21,114
                                 New Motion, Inc.                                                           2,231             9,281
                                 NexCen Brands, Inc. (a)                                                    4,100             2,296
                                 Nighthawk Radiology Holdings, Inc. (a)                                     2,700            19,116
                                 Nutri/System, Inc. (b)                                                     1,900            26,866
                                 ORBCOMM, Inc. (a)                                                          1,800            10,260
                                 Odyssey Marine Exploration, Inc. (a)                                       3,200            12,704
                                 Omniture, Inc. (a)                                                         6,076           112,831
                                 On Assignment, Inc. (a)                                                    2,500            20,050
                                 On2 Technologies, Inc. (a)(b)                                             16,300             9,943

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Online Resources Corp. (a)                                                 1,900     $      15,865
                                 Onvia, Inc. (a)                                                               60               311
                                 OpenTV Corp. (a)                                                          13,000            17,030
                                 Openwave Systems, Inc. (a)                                                 6,061             9,031
                                 Opnet Technologies, Inc. (a)                                               1,200            10,800
                                 Orbital Sciences Corp. (a)                                                 4,400           103,664
                                 Orchid Cellmark, Inc. (a)                                                  1,745             4,537
                                 Overland Storage, Inc. (a)                                                   800               936
                                 PC Mall, Inc. (a)                                                          2,100            28,476
                                 PC-Tel, Inc.                                                               1,200            11,508
                                 PDI, Inc. (a)                                                                900             7,839
                                 PHH Corp. (a)                                                              4,500            69,075
                                 PLATO Learning, Inc. (a)                                                   4,591            12,166
                                 PRG-Schultz International, Inc. (a)                                          570             5,364
                                 PROS Holdings, Inc. (a)                                                      700             7,861
                                 Pacific Ethanol, Inc. (a)(b)                                               2,900             5,220
                                 Parametric Technology Corp. (a)                                           11,200           186,704
                                 Pegasystems, Inc.                                                            500             6,730
                                 People Support, Inc. (a)                                                   1,600            13,600
                                 Perficient, Inc. (a)                                                       3,200            30,912
                                 Perot Systems Corp. Class A (a)                                            7,500           112,575
                                 Pfsweb, Inc. (a)                                                              26               118
                                 PharmaNet Development Group, Inc. (a)                                      2,150            33,906
                                 Phase Forward, Inc. (a)                                                    3,500            62,895
                                 Phoenix Technologies Ltd. (a)                                              3,200            35,200
                                 Polycom, Inc. (a)                                                          8,429           205,330
                                 Pomeroy IT Solutions, Inc. (a)                                             2,300            10,580
                                 Poniard Pharmaceuticals, Inc. (a)                                            933             3,956
                                 Pre-Paid Legal Services, Inc. (a)                                            930            37,777
                                 Prescient Applied Intelligence, Inc. (a)                                      10                 0
                                 Priceline.com, Inc. (a)                                                    3,433           396,374
                                 Primus Guaranty Ltd. (a)(b)                                                3,200             9,312
                                 The Princeton Review, Inc. (a)                                             1,600            10,816
                                 Progress Software Corp. (a)                                                3,400            86,938
                                 Protection One, Inc. (a)(b)                                                1,175             9,870
                                 The Providence Service Corp. (a)                                           1,600            33,776
                                 QAD, Inc.                                                                  1,700            11,509
                                 Quality Systems, Inc.                                                      2,600            76,128
                                 Quest Software, Inc. (a)                                                   7,300           108,113
                                 Quixote Corp.                                                              1,000             8,230
                                 R.H. Donnelley Corp. (a)                                                   5,222            15,666
                                 RPC, Inc.                                                                  3,375            56,700
                                 Radiant Systems, Inc. (a)                                                  2,500            26,825
                                 RealNetworks, Inc. (a)                                                     9,000            59,400
                                 Red Hat, Inc. (a)                                                         17,300           357,937
                                 Renaissance Learning, Inc.                                                 1,700            19,057
                                 Republic Services, Inc. Class A                                           15,400           457,380

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Resources Connection, Inc.                                                 4,700     $      95,645
                                 RightNow Technologies, Inc. (a)                                            2,000            27,340
                                 Riverbed Technology, Inc. (a)                                              5,500            75,460
                                 Rural Cellular Corp. Class A (a)                                           1,500            66,765
                                 Rural/Metro Corp. (a)                                                      4,100             8,118
                                 SAVVIS, Inc. (a)                                                           3,833            49,446
                                 SM&A (a)                                                                   4,800            22,896
                                 SPAR Group, Inc. (a)                                                       1,400             1,036
                                 SPSS, Inc. (a)                                                             2,009            73,067
                                 SRA International, Inc. Class A (a)                                        4,300            96,578
                                 SXC Health Solutions Corp. (a)                                               217             2,966
                                 SYKES Enterprises, Inc. (a)                                                2,400            45,264
                                 SYNNEX Corp. (a)                                                           2,000            50,180
                                 Saba Software, Inc. (a)                                                    1,229             3,945
                                 Salon Media Group, Inc. (a)                                                   30                42
                                 Sapient Corp. (a)                                                          9,600            61,632
                                 Scientific Learning Corp. (a)                                                100               385
                                 SeaChange International, Inc. (a)                                          1,900            13,604
                                 Secure Computing Corp. (a)                                                 3,200            13,248
                                 Selectica, Inc. (a)                                                        5,700             7,695
                                 Senomyx, Inc. (a)                                                          2,200            10,846
                                 Sequenom, Inc. (a)                                                         4,666            74,469
                                 Sirius Satellite Radio, Inc. (a)(b)                                      122,325           234,864
                                 Sirona Dental Systems, Inc. (a)                                            1,800            46,656
                                 Smith Micro Software, Inc. (a)                                             2,200            12,540
                                 Solera Holdings, Inc. (a)                                                  5,600           154,896
                                 Sonic Foundry, Inc. (a)                                                    6,500             3,965
                                 SonicWALL, Inc. (a)                                                        3,700            23,865
                                 Sourcefire, Inc. (a)                                                       1,800            13,914
                                 Sourceforge, Inc. (a)                                                      3,600             5,760
                                 Spartech Corp.                                                             2,300            21,689
                                 Spherion Corp. (a)                                                         3,600            16,632
                                 Standard Parking Corp. (a)                                                   500             9,100
                                 The Standard Register Co.                                                  1,800            16,974
                                 Stanley, Inc. (a)                                                          2,000            67,040
                                 Startek, Inc. (a)                                                            800             7,520
                                 Stericycle, Inc. (a)                                                       8,200           423,940
                                 Stratasys, Inc. (a)                                                        2,440            45,042
                                 Strategic Diagnostics, Inc. (a)                                            5,000            18,200
                                 Strayer Education, Inc.                                                    1,400           292,698
                                 SuccessFactors, Inc. (a)                                                   1,900            20,805
                                 SupportSoft, Inc. (a)                                                      3,000             9,750
                                 Switch and Data Facilities Co., Inc. (a)                                   3,100            52,669
                                 Sycamore Networks, Inc. (a)                                               20,300            65,366
                                 Symyx Technologies Inc. (a)                                                2,400            16,752
                                 Synchronoss Technologies, Inc. (a)                                         2,400            21,672
                                 Synopsys, Inc. (a)                                                        13,605           325,296

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Syntel, Inc.                                                               1,300     $      43,836
                                 Sypris Solutions, Inc.                                                     1,300             5,460
                                 TIBCO Software, Inc. (a)                                                  19,100           146,115
                                 TNS, Inc. (a)                                                              2,700            64,692
                                 TRC Cos., Inc. (a)                                                           800             3,216
                                 Taleo Corp. Class A (a)                                                    2,600            50,934
                                 TechTarget, Inc. (a)                                                       1,100            11,616
                                 TechTeam Global, Inc. (a)                                                  2,300            24,587
                                 Technology Solutions Co. (a)                                                  15                70
                                 TeleCommunication Systems, Inc. Class A (a)                                  200               926
                                 TeleTech Holdings, Inc. (a)                                                4,000            79,840
                                 Tetra Tech, Inc. (a)                                                       5,925           134,024
                                 Tetra Technologies, Inc. (a)                                               7,550           179,011
                                 TheStreet.com, Inc.                                                        2,300            14,973
                                 Thomas Group, Inc.                                                         2,000             4,400
                                 TradeStation Group, Inc. (a)                                               4,200            42,630
                                 The TriZetto Group, Inc. (a)                                               4,400            94,072
                                 Trident Microsystems, Inc. (a)                                             3,400            12,410
                                 TrueBlue, Inc. (a)                                                         3,200            42,272
                                 Tumbleweed Communications Corp. (a)                                        8,777            22,996
                                 URS Corp. (a)                                                              7,293           306,087
                                 Ultimate Software Group, Inc. (a)                                          2,600            92,638
                                 Unigene Laboratories, Inc. (a)                                            10,700            18,404
                                 United Online, Inc.                                                        7,053            70,742
                                 Universal Electronics, Inc. (a)                                            1,700            35,530
                                 Universal Technical Institute, Inc. (a)                                    2,655            33,081
                                 VASCO Data Security International, Inc. (a)                                3,300            34,749
                                 VMware, Inc. (a)(b)                                                        3,800           204,668
                                 VSE Corp.                                                                    800            22,000
                                 ValueClick, Inc. (a)                                                       9,155           138,698
                                 Veraz Networks, Inc. (a)                                                   3,300             5,610
                                 Verenium Corp. (a)(b)                                                      4,700             9,071
                                 Viad Corp.                                                                 1,450            37,396
                                 Vignette Corp. (a)                                                         3,630            43,560
                                 Virtusa Corp. (a)                                                          2,900            29,377
                                 VistaPrint Ltd. (a)(b)                                                     4,200           112,392
                                 Vital Images, Inc. (a)                                                     2,300            28,612
                                 Volt Information Sciences, Inc. (a)                                        1,600            19,056
                                 Waste Connections, Inc. (a)                                                6,625           211,536
                                 Watson Wyatt Worldwide, Inc.                                               4,240           224,254
                                 Wave Systems Corp. Class A (a)                                               666               659
                                 WebMD Health Corp. Class A (a)(b)                                            900            25,110
                                 Websense, Inc. (a)                                                         4,700            79,148
                                 Website Pros, Inc. (a)                                                     3,523            29,347
                                 Weight Watchers International, Inc.                                        3,650           129,977
                                 Westaff, Inc. (a)                                                            500               565

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Wind River Systems, Inc. (a)                                               7,600     $      82,764
                                 WorldGate Communications, Inc. (a)                                           200                35
                                 Zix Corp. (a)(b)                                                           5,200            14,456
                                                                                                                      -------------
                                                                                                                         30,481,233
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.5%                 AEP Industries, Inc. (a)                                                   1,200            20,844
                                 AMCOL International Corp.                                                  1,700            48,382
                                 Aceto Corp.                                                                1,425            10,887
                                 Airgas, Inc.                                                               6,700           391,213
                                 Albemarle Corp.                                                            8,800           351,208
                                 Anika Therapeutics, Inc. (a)                                               1,400            12,026
                                 Arch Chemicals, Inc.                                                       1,700            56,355
                                 Balchem Corp.                                                                600            13,878
                                 Bio-Rad Laboratories, Inc. Class A (a)                                     1,900           153,691
                                 Brady Corp.                                                                3,900           134,667
                                 Cabot Corp.                                                                4,400           106,964
                                 Calgon Carbon Corp. (a)(b)                                                 4,300            66,478
                                 Celanese Corp. Series A                                                   14,900           680,334
                                 Chemtura Corp.                                                            19,600           114,464
                                 Cytec Industries, Inc.                                                     4,600           250,976
                                 Entegris, Inc. (a)                                                        12,136            79,491
                                 Ferro Corp.                                                                4,500            84,420
                                 GenTek Inc. (a)                                                            1,500            40,335
                                 Georgia Gulf Corp. (b)                                                     6,400            18,560
                                 H.B. Fuller Co.                                                            3,900            87,516
                                 Hawkins, Inc.                                                                300             4,488
                                 Huntsman Corp.                                                             9,600           109,440
                                 Innophos Holdings, Inc.                                                    1,200            38,340
                                 KMG Chemicals, Inc.                                                        1,750            18,078
                                 Koppers Holdings, Inc.                                                     2,200            92,114
                                 Kronos Worldwide, Inc.                                                       482             7,418
                                 LSB Industries, Inc. (a)                                                   1,800            35,640
                                 Landec Corp. (a)                                                           3,800            24,586
                                 Lubrizol Corp.                                                             6,615           306,473
                                 Mace Security International, Inc. (a)                                        450               716
                                 Matrixx Initiatives, Inc. (a)                                              1,600            26,656
                                 The Mosaic Co. (a)                                                        14,300         2,069,210
                                 Nalco Holding Co.                                                         12,600           266,490
                                 NewMarket Corp.                                                            1,220            80,801
                                 OM Group, Inc. (a)                                                         3,100           101,649
                                 Olin Corp.                                                                 6,492           169,961
                                 Omnova Solutions, Inc. (a)                                                 2,400             6,672
                                 OxiGene, Inc. (a)                                                          2,000             2,500
                                 PolyOne Corp. (a)                                                          5,500            38,335
                                 Polypore International, Inc. (a)                                           2,000            50,660
                                 Quaker Chemical Corp.                                                      1,100            29,326
                                 RPM International, Inc.                                                   10,800           222,480

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Rentech, Inc. (a)                                                         22,200     $      42,180
                                 Repligen Corp. (a)                                                         1,900             8,968
                                 Rockwood Holdings, Inc. (a)                                                3,500           121,800
                                 Rogers Corp. (a)                                                           1,900            71,421
                                 Rollins, Inc.                                                              5,050            74,841
                                 SRS Labs Inc. (a)                                                          2,800            18,060
                                 Schawk, Inc.                                                               2,400            28,776
                                 Schulman A, Inc.                                                           3,300            75,999
                                 Sensient Technologies Corp.                                                3,500            98,560
                                 Solutia, Inc. (a)                                                          6,700            85,894
                                 Stepan Co.                                                                   400            18,248
                                 TOR Minerals International, Inc. (a)                                       1,300             2,249
                                 Terra Nitrogen Co. LP (b)                                                    700            90,888
                                 Tredegar Corp.                                                             1,600            23,520
                                 Trex Co., Inc. (a)(b)                                                      1,800            21,114
                                 Tronox, Inc. Class A                                                       5,900            18,644
                                 Valspar Corp.                                                              9,100           172,081
                                 W.R. Grace & Co. (a)                                                       4,900           115,101
                                 WD-40 Co.                                                                  1,900            55,575
                                 Westlake Chemical Corp.                                                    2,100            31,206
                                 Zep, Inc.                                                                  1,600            23,808
                                 Zoltek Cos., Inc. (a)(b)                                                   2,800            67,900
                                                                                                                      -------------
                                                                                                                          7,691,555
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 2.0%              Aecom Technology Corp. (a)                                                 7,100           230,963
                                 American Defense Systems, Inc. (a)                                        13,400            14,338
                                 American Woodmark Corp. (b)                                                1,000            21,130
                                 Ameron International Corp.                                                   600            71,988
                                 Apogee Enterprises, Inc.                                                   3,100            50,096
                                 Armstrong World Industries, Inc.                                           1,800            52,596
                                 Beacon Roofing Supply, Inc. (a)                                            4,800            50,928
                                 Beazer Homes USA, Inc. (a)                                                 4,664            25,978
                                 BlueLinx Holdings, Inc.                                                    2,000             7,080
                                 Brookfield Homes Corp. (b)                                                 1,876            23,037
                                 Bucyrus International, Inc.                                                7,300           533,046
                                 Builders FirstSource, Inc. (a)(b)                                          1,900            10,089
                                 Building Material Holding Corp. (b)                                        2,180             3,859
                                 Cavco Industries, Inc. (a)                                                   310            10,146
                                 Ceradyne, Inc. (a)                                                         2,675            91,753
                                 Comstock Homebuilding Cos., Inc. Class A (a)                               3,800             1,368
                                 Dycom Industries, Inc. (a)                                                 3,033            44,039
                                 EMCOR Group, Inc. (a)                                                      5,600           159,768
                                 Eagle Materials, Inc.                                                      4,620           117,025
                                 Granite Construction, Inc.                                                 3,150            99,320
                                 Great Lakes Dredge & Dock Corp.                                            6,000            36,660
                                 Hill International, Inc. (a)                                               1,600            26,304
                                 Hovnanian Enterprises, Inc. Class A (a)(b)                                 6,300            34,524

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Huttig Building Products, Inc. (a)                                         1,400     $       2,534
                                 Insituform Technologies, Inc. Class A (a)                                  2,000            30,460
                                 Interline Brands, Inc. (a)                                                 1,800            28,674
                                 KBR, Inc.                                                                 15,200           530,632
                                 L.S. Starrett Co. Class A                                                    700            16,548
                                 LSI Industries, Inc.                                                       2,950            23,954
                                 M/I Homes, Inc. (b)                                                        2,000            31,460
                                 MDC Holdings, Inc.                                                         3,516           137,335
                                 Martin Marietta Materials, Inc. (b)                                        3,900           404,001
                                 Mastec, Inc. (a)                                                           3,700            39,442
                                 Meritage Homes Corp. (a)(b)                                                3,000            45,510
                                 NCI Building Systems, Inc. (a)                                             2,200            80,806
                                 NVR, Inc. (a)                                                                460           230,037
                                 Orion Marine Group, Inc. (a)                                                 600             8,478
                                 Owens Corning, Inc. (a)                                                    8,800           200,200
                                 PGT, Inc. (a)                                                                500             1,720
                                 Palm Harbor Homes, Inc. (a)(b)                                             3,700            20,461
                                 Patriot Transportation Holding, Inc. (a)                                     100             8,000
                                 Performance Technologies, Inc. (a)                                           500             2,530
                                 Perini Corp. (a)                                                           2,600            85,930
                                 Quanex Building Products Corp.                                             2,350            34,921
                                 Quanta Services, Inc. (a)                                                 16,335           543,465
                                 Quest Resource Corp. (a)                                                   4,000            45,640
                                 Ryland Group, Inc.                                                         4,200            91,602
                                 SBA Communications Corp. Class A (a)                                      10,200           367,302
                                 Simpson Manufacturing Co., Inc. (b)                                        2,800            66,472
                                 Skyline Corp.                                                              1,000            23,500
                                 Standard-Pacific Corp. (b)                                                 8,500            28,730
                                 Sterling Construction Co., Inc. (a)                                          300             5,958
                                 Texas Industries, Inc.                                                     2,500           140,325
                                 Toll Brothers, Inc. (a)                                                   12,300           230,379
                                 U.S. Concrete, Inc. (a)                                                    5,600            26,656
                                 UMH Properties, Inc.                                                         500             4,375
                                 USG Corp. (a)(b)                                                           6,600           195,162
                                 WCI Communities, Inc. (a)(b)                                               6,200             8,990
                                 WESCO International, Inc. (a)                                              4,300           172,172
                                 Walter Industries, Inc.                                                    5,100           554,727
                                 Westell Technologies, Inc. Class A (a)                                     5,300             7,155
                                 Woodbridge Holdings Corp. (a)                                              1,380             1,601
                                                                                                                      -------------
                                                                                                                          6,193,879
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.5%       American Technology Corp. (a)                                              1,700             2,941
                                 Avis Budget Group, Inc. (a)                                                7,440            62,272
                                 Bassett Furniture Industries, Inc.                                           800             9,440
                                 Champion Enterprises, Inc. (a)                                             8,300            48,555
                                 Compx International, Inc.                                                  2,500            14,500
                                 Conn's, Inc. (a)(b)                                                          800            12,856

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Design Within Reach, Inc. (a)                                              1,000     $       3,480
                                 Emerson Radio Corp. (a)                                                    1,700             2,210
                                 Ethan Allen Interiors, Inc. (a)                                            3,100            76,260
                                 Flexsteel Industries, Inc.                                                   200             2,250
                                 Furniture Brands International, Inc.                                       4,800            64,128
                                 Griffon Corp. (a)                                                          2,220            19,447
                                 Haverty Furniture Cos., Inc.                                               1,600            16,064
                                 Helen of Troy Ltd. (a)                                                     2,800            45,136
                                 Hertz Global Holdings, Inc. (a)                                           13,200           126,720
                                 Hooker Furniture Corp.                                                     1,700            29,444
                                 Interface, Inc. Class A                                                    4,700            58,891
                                 Kimball International, Inc. Class B                                        2,800            23,184
                                 Koss Corp.                                                                   200             3,124
                                 La-Z-Boy, Inc. (b)                                                         3,100            23,715
                                 Lifetime Brands, Inc.                                                      2,700            22,005
                                 Mac-Gray Corp. (a)                                                           500             5,870
                                 Mohawk Industries, Inc. (a)(b)                                             4,764           305,372
                                 National Presto Industries, Inc.                                             400            25,672
                                 RSC Holdings, Inc. (a)                                                     4,900            45,374
                                 Rockford Corp. (a)                                                         1,700             1,581
                                 Sealy Corp. (b)                                                            6,100            35,014
                                 Select Comfort Corp. (a)                                                   5,250             8,610
                                 Stanley Furniture Co., Inc.                                                2,400            25,920
                                 Sturm Ruger & Co., Inc. (a)                                                1,600            11,296
                                 Tempur-Pedic International, Inc. (b)                                       4,800            37,488
                                 Toro Co.                                                                   3,890           129,420
                                 United Rentals, Inc. (a)                                                   7,700           150,997
                                 Virco Manufacturing Corp.                                                    642             3,056
                                                                                                                      -------------
                                                                                                                          1,452,292
-----------------------------------------------------------------------------------------------------------------------------------
Containers - 0.6%                Crown Holdings, Inc. (a)                                                  14,600           379,454
                                 Graphic Packaging Holding Co. (a)                                          8,800            17,776
                                 Greif, Inc.                                                                3,000           192,090
                                 Mobile Mini, Inc. (a)                                                      3,400            68,000
                                 Owens-Illinois, Inc. (a)                                                  15,700           654,533
                                 Silgan Holdings, Inc.                                                      3,000           152,220
                                 Sonoco Products Co.                                                        8,400           259,980
                                 Temple-Inland, Inc.                                                        8,900           100,303
                                 Textainer Group Holdings Ltd.                                              1,900            37,107
                                 Trimas Corp. (a)                                                           3,900            23,361
                                                                                                                      -------------
                                                                                                                          1,884,824
-----------------------------------------------------------------------------------------------------------------------------------
Domestic Oil - 6.0%              Abraxas Petroleum Corp. (a)                                                7,700            41,657
                                 Alon USA Energy, Inc.                                                      1,500            17,940
                                 American Oil & Gas, Inc. (a)                                               7,400            29,008
                                 Approach Resources, Inc. (a)                                                 400            10,716
                                 Arena Resources, Inc. (a)                                                  3,800           200,716
                                 Atlas America, Inc.                                                        2,899           130,622

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Atlas Energy Resources LLC                                                 3,400     $     129,710
                                 Atlas Pipeline Holdings LP                                                 1,100            36,850
                                 BPZ Resources, Inc. (a)(b)                                                 6,000           176,400
                                 Basic Energy Services, Inc. (a)                                            1,900            59,850
                                 Bill Barrett Corp. (a)                                                     3,200           190,112
                                 Bois d'Arc Energy, Inc. (a)                                                2,000            48,620
                                 Bolt Technology Corp. (a)                                                  1,300            29,341
                                 BreitBurn Energy Partners LP (b)                                           4,400            95,172
                                 CNX Gas Corp. (a)                                                          2,800           117,712
                                 Callon Petroleum Co. (a)                                                   1,000            27,360
                                 Cano Petroleum, Inc. (a)                                                   5,200            41,288
                                 Carrizo Oil & Gas, Inc. (a)                                                2,800           190,652
                                 Clayton Williams Energy, Inc. (a)                                          1,100           120,945
                                 Clean Energy Fuels Corp. (a)                                               3,200            36,768
                                 Comstock Resources, Inc. (a)                                               4,500           379,935
                                 Concho Resources, Inc. (a)                                                 5,000           186,500
                                 Continental Resources, Inc. (a)                                            3,100           214,892
                                 Crosstex Energy LP                                                         3,200            91,776
                                 Delta Petroleum Corp. (a)                                                  6,435           164,157
                                 Diamond Offshore Drilling, Inc.                                            6,400           890,496
                                 Dorchester Minerals LP                                                     1,600            50,880
                                 Dresser-Rand Group, Inc. (a)                                               7,600           297,160
                                 Duncan Energy Partners LP                                                    300             5,412
                                 EV Energy Partner LP                                                         200             5,854
                                 EXCO Resources, Inc. (a)                                                   8,400           310,044
                                 Edge Petroleum Corp. (a)                                                   5,600            30,184
                                 Enbridge Energy Management LLC (a)                                         1,618            82,761
                                 Enbridge Energy Partners LP                                                6,100           306,891
                                 Encore Acquisition Co. (a)                                                 4,800           360,912
                                 Encore Energy Partners LP                                                  2,700            75,735
                                 Endeavour International Corp. (a)                                         20,900            45,353
                                 Energy Partners Ltd. (a)                                                   2,326            34,704
                                 Energy Transfer Equity LP                                                 12,600           365,274
                                 FX Energy, Inc. (a)                                                        5,400            28,458
                                 Frontier Oil Corp.                                                        10,000           239,100
                                 GMX Resources Inc. (a)(b)                                                  1,300            96,330
                                 Gasco Energy, Inc. (a)                                                     5,700            23,655
                                 GeoResources, Inc. (a)                                                       100             1,842
                                 Geokinetics, Inc. (a)                                                      1,500            27,165
                                 Global Industries Ltd. (a)                                                 9,030           161,908
                                 Gulf Island Fabrication, Inc.                                              1,630            79,756
                                 Gulfmark Offshore, Inc. (a)                                                1,600            93,088
                                 Harvest Natural Resources, Inc. (a)                                        4,000            44,240
                                 Helix Energy Solutions Group, Inc. (a)                                     7,384           307,470
                                 Hercules Offshore, Inc. (a)                                                8,900           338,378
                                 Hiland Holdings GP LP                                                      1,800            48,492
                                 Hiland Partners LP                                                           600            29,862

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Holly Corp.                                                                4,700     $     173,524
                                 Inergy Holdings LP                                                         1,200            43,092
                                 Key Energy Services, Inc. (a)                                             12,700           246,634
                                 Legacy Reserves LP (b)                                                     1,000            24,810
                                 Linn Energy LLC                                                            9,900           246,015
                                 Magellan Midstream Partners LP                                             5,700           202,863
                                 Mariner Energy, Inc. (a)                                                   6,899           255,056
                                 MarkWest Energy Partners LP                                                4,582           163,577
                                 Matrix Service Co. (a)                                                     2,000            46,120
                                 McMoRan Exploration Co. (a)(b)                                             5,100           140,352
                                 Meridian Resource Corp. (a)                                                5,100            15,045
                                 Newfield Exploration Co. (a)                                              12,498           815,495
                                 Northern Oil And Gas, Inc. (a)                                             1,900            25,232
                                 Nustar Energy LP                                                           3,600           170,604
                                 OYO Geospace Corp. (a)                                                       700            41,258
                                 Patterson-UTI Energy, Inc.                                                14,710           530,148
                                 PetroHawk Energy Corp. (a)                                                21,301           986,449
                                 Petroquest Energy, Inc. (a)                                                4,400           118,360
                                 Pioneer Natural Resources Co.                                             10,775           843,467
                                 Pioneer Southwest Energy Partners LP (a)                                     700            15,645
                                 Plains Exploration & Production Co. (a)                                    9,619           701,898
                                 Pride International, Inc. (a)                                             15,400           728,266
                                 Quicksilver Resources, Inc. (a)                                           10,460           404,174
                                 Ram Energy Resources, Inc. (a)                                             8,000            50,320
                                 Rosetta Resources, Inc. (a)                                                5,300           151,050
                                 St. Mary Land & Exploration Co.                                            6,100           394,304
                                 Stone Energy Corp. (a)                                                     2,279           150,209
                                 Suburban Propane Partners LP                                               2,500            95,575
                                 Sunoco Logistics Partners LP                                               1,700            79,730
                                 Superior Energy Services, Inc. (a)                                         7,726           426,012
                                 Superior Well Services, Inc. (a)                                           2,300            72,933
                                 Syntroleum Corp. (a)                                                       9,000            15,570
                                 TEPPCO Partners LP                                                         6,700           222,373
                                 Teekay Corp.                                                               4,200           189,756
                                 Teekay Offshore Partners LP                                                1,400            27,650
                                 Transmontaigne Partners LP                                                 1,900            51,338
                                 Tri-Valley Corp. (a)(b)                                                    4,500            33,435
                                 Ultra Petroleum Corp. (a)                                                 14,500         1,423,900
                                 Union Drilling, Inc. (a)                                                   1,300            28,184
                                 Vaalco Energy, Inc. (a)                                                    6,500            55,055
                                 W&T Offshore, Inc.                                                         2,700           157,977
                                 Warren Resources, Inc. (a)                                                 4,200            61,656
                                 Western Gas Partners LP (a)                                                2,000            33,700
                                 Western Refining, Inc. (b)                                                 3,000            35,520

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Whiting Petroleum Corp. (a)                                                4,200     $     445,536
                                 Williams Pipeline Partners LP                                              1,100            18,986
                                                                                                                      -------------
                                                                                                                         18,308,956
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 8.9%          AMAG Pharmaceuticals, Inc. (a)                                             1,800            61,380
                                 AMERIGROUP Corp. (a)                                                       5,500           114,400
                                 APP Pharmaceuticals, Inc. (a)                                              2,552            42,669
                                 ARYx Therapeutics, Inc. (a)                                                2,900            22,852
                                 ATS Medical, Inc. (a)                                                        900             1,917
                                 AVANIR Pharmaceuticals Class A (a)                                         7,050             7,050
                                 AVI BioPharma, Inc. (a)                                                    3,100             3,472
                                 Abaxis, Inc. (a)                                                           2,300            55,499
                                 Abiomed, Inc. (a)                                                          3,200            56,800
                                 The Abraxis Bioscience, Inc. (a)                                             613            38,900
                                 Acadia Pharmaceuticals, Inc. (a)                                           4,500            16,605
                                 Accelrys, Inc. (a)                                                         1,600             7,728
                                 Accuray, Inc. (a)                                                          4,800            34,992
                                 Acorda Therapeutics, Inc. (a)                                              3,300           108,339
                                 Acura Pharmaceuticals, Inc. (a)                                            2,200            17,424
                                 Adolor Corp. (a)                                                           7,200            39,456
                                 Advanced Medical Optics, Inc. (a)                                          4,435            83,111
                                 Affymax, Inc. (a)                                                          1,700            27,047
                                 Air Methods Corp. (a)                                                      1,300            32,500
                                 Air Transport Services Group, Inc. (a)                                     2,200             2,200
                                 Albany Molecular Research, Inc. (a)                                        2,000            26,540
                                 Alexion Pharmaceuticals, Inc. (a)                                          3,800           275,500
                                 Alexza Pharmaceuticals, Inc. (a)                                           3,600            14,184
                                 Align Technology, Inc. (a)                                                 4,900            51,401
                                 Alkermes, Inc. (a)                                                        10,300           127,308
                                 Allegro Biodiesel Corp. (a)                                                    2                 0
                                 Alliance Imaging, Inc. (a)                                                 3,300            28,611
                                 Allos Therapeutics, Inc. (a)                                               6,800            46,988
                                 Allscripts Healthcare Solutions, Inc. (a)                                  5,945            73,777
                                 Almost Family, Inc. (a)                                                    1,000            26,600
                                 Alpharma, Inc. Class A (a)                                                 4,600           103,638
                                 Altus Pharmaceuticals, Inc. (a)                                              500             2,225
                                 Amedisys, Inc. (a)                                                         2,667           134,470
                                 America Service Group, Inc. (a)                                              800             7,320
                                 American Medical Systems Holdings, Inc. (a)                                7,500           112,125
                                 Amicus Therapeutics, Inc. (a)(b)                                           2,200            23,496
                                 Amsurg Corp. (a)                                                           2,400            58,440
                                 Amylin Pharmaceuticals, Inc. (a)(b)                                       13,700           347,843
                                 Anadys Pharmaceuticals, Inc. (a)                                           1,700             3,825
                                 Anesiva, Inc. (a)                                                            400             1,180
                                 AngioDynamics, Inc. (a)                                                    2,590            35,275
                                 Animal Health International, Inc. (a)                                      3,100            19,313
                                 Antigenics, Inc. (a)(b)                                                    9,300            17,949

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Applera Corp. - Celera Genomics Group (a)                                  5,400     $      61,344
                                 Apria Healthcare Group, Inc. (a)                                           3,100            60,109
                                 Arcadia Resources, Inc. (a)                                                1,900             1,064
                                 Ardea Biosciences, Inc. (a)                                                2,000            25,640
                                 Arena Pharmaceuticals, Inc. (a)                                            8,240            42,765
                                 Ariad Pharmaceuticals, Inc. (a)                                            8,800            21,120
                                 Arqule, Inc. (a)                                                           2,430             7,897
                                 Array Biopharma, Inc. (a)                                                  4,300            20,210
                                 ArthroCare Corp. (a)(b)                                                    2,700           110,187
                                 Aspect Medical Systems, Inc. (a)                                           1,100             6,919
                                 AspenBio Pharma, Inc. (a)                                                    700             4,459
                                 Assisted Living Concepts, Inc. (a)                                         4,800            26,400
                                 Atherogenics, Inc. (a)(b)                                                  8,400             4,927
                                 Auxilium Pharmaceuticals, Inc. (a)                                         3,900           131,118
                                 Avant Immunotherapeutics, Inc. (a)                                         1,766            25,713
                                 Avigen, Inc. (a)                                                           1,000             2,890
                                 Barrier Therapeutics, Inc. (a)                                             1,700             6,834
                                 Beckman Coulter, Inc.                                                      6,000           405,180
                                 Bentley Pharmaceuticals, Inc. (a)                                            900            14,535
                                 Bio-Reference Labs, Inc. (a)                                               1,700            37,927
                                 BioCryst Pharmaceuticals, Inc. (a)                                         1,700             4,760
                                 BioForm Medical, Inc. (a)                                                  1,000             4,040
                                 BioMarin Pharmaceuticals, Inc. (a)                                         9,800           284,004
                                 BioMimetic Therapeutics, Inc. (a)                                            400             4,768
                                 BioSphere Medical, Inc. (a)                                                  900             3,105
                                 Biodel, Inc. (a)                                                             600             7,800
                                 Biolase Technology, Inc. (a)                                               2,400             8,208
                                 Biopure Corp. Class A (a)                                                  3,363             1,614
                                 Bioscript, Inc. (a)                                                        2,596             6,724
                                 CONMED Corp. (a)                                                           2,050            54,428
                                 CV Therapeutics, Inc. (a)                                                  4,300            35,389
                                 Cadence Pharmaceuticals, Inc. (a)                                            900             5,481
                                 Calypte Biomedical Corp. (a)                                              16,300               913
                                 Cambrex Corp. (a)                                                          2,100            12,327
                                 Caraco Pharmaceutical Laboratories Ltd. (a)                                1,200            15,840
                                 Cardiac Science Corp. (a)                                                  3,210            26,322
                                 Cardica, Inc. (a)                                                          2,700            22,842
                                 CardioNet, Inc. (a)                                                          500            13,315
                                 Cardiodynamics International Corp. (a)                                       414               571
                                 Cardiotech International, Inc. (a)                                         1,476             1,033
                                 Cell Therapeutics, Inc. (a)(b)                                             3,950             1,896
                                 Centene Corp. (a)                                                          3,100            52,049
                                 Cephalon, Inc. (a)                                                         6,400           426,816
                                 Cerus Corp. (a)                                                            1,400             5,726
                                 Charles River Laboratories International, Inc. (a)                         6,492           414,969
                                 Chelsea Therapeutics International, Inc. (a)                                 100               488
                                 Clarient, Inc. (a)                                                        10,700            21,400

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Clinical Data, Inc. (a)                                                      687     $       9,803
                                 Columbia Laboratories, Inc. (a)(b)                                         7,400            24,420
                                 Community Health Systems, Inc. (a)                                         9,200           303,416
                                 Conceptus, Inc. (a)                                                        3,300            61,017
                                 The Cooper Cos., Inc.                                                      4,643           172,487
                                 Corvel Corp. (a)                                                           1,500            50,805
                                 Cougar Biotechnology, Inc. (a)                                             1,900            45,277
                                 Covance, Inc. (a)                                                          6,100           524,722
                                 CryoLife, Inc. (a)                                                         2,000            22,880
                                 Cubist Pharmaceuticals, Inc. (a)                                           5,900           105,374
                                 Curis, Inc. (a)                                                            3,300             4,851
                                 Cutera, Inc. (a)                                                             900             8,127
                                 Cyberonics, Inc. (a)(b)                                                    2,500            54,250
                                 Cynosure, Inc. Class A (a)                                                 1,600            31,712
                                 Cypress Bioscience, Inc. (a)                                               4,200            29,946
                                 CytRx Corp. (a)(b)                                                        10,200             6,642
                                 Cytokinetics, Inc. (a)                                                     1,700             6,307
                                 DaVita, Inc. (a)                                                           9,700           515,361
                                 Datascope Corp.                                                            1,400            65,800
                                 Daxor Corp. (a)                                                              900            14,400
                                 Dendreon Corp. (a)(b)                                                      9,930            44,189
                                 Dentsply International, Inc.                                              13,200           485,760
                                 Depomed, Inc. (a)                                                          7,300            23,433
                                 DexCom, Inc. (a)                                                           3,900            23,556
                                 Dialysis Corp. of America (a)                                              1,300             9,451
                                 Discovery Laboratories, Inc. (a)(b)                                       10,100            16,665
                                 Durect Corp. (a)                                                           7,200            26,424
                                 Dusa Pharmaceuticals, Inc. (a)                                             1,300             2,613
                                 Dynacq Healthcare, Inc. (a)                                                    4                26
                                 Dynavax Technologies Corp. (a)                                             4,700             6,862
                                 EPIX Pharmaceuticals, Inc. (a)                                             7,566            13,089
                                 Edwards Lifesciences Corp. (a)                                             5,300           328,812
                                 Emergency Medical Services Corp. (a)                                       1,200            27,156
                                 Emergent Biosolutions, Inc. (a)                                              600             5,958
                                 Emeritus Corp. (a)                                                         2,100            30,702
                                 Emisphere Technologies, Inc. (a)                                           4,800            12,864
                                 Endo Pharmaceuticals Holdings, Inc. (a)                                   10,400           251,576
                                 Endologix, Inc. (a)                                                        6,200            14,322
                                 Entremed, Inc. (a)                                                         4,300             2,365
                                 Enzo Biochem, Inc. (a)                                                     1,773            19,893
                                 Enzon Pharmaceuticals, Inc. (a)                                            5,900            42,008
                                 EpiCept Corp. (a)                                                            673               160
                                 Escalon Medical Corp. (a)                                                    725             2,088
                                 ev3, Inc. (a)                                                              7,183            68,095
                                 Exact Sciences Corp. (a)                                                   1,600             2,880
                                 Exactech, Inc. (a)                                                           700            17,997
                                 FGX International Holdings Ltd. (a)                                        2,900            23,316

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Fonar Corp. (a)                                                              692     $       1,515
                                 GTx, Inc. (a)                                                              3,000            43,050
                                 Gen-Probe, Inc. (a)                                                        5,200           246,896
                                 GenVec, Inc. (a)                                                             900             1,296
                                 Genaera Corp. (a)                                                            566             1,024
                                 Genelabs Technologies, Inc. (a)                                            1,060               636
                                 Genentech, Inc. (a)                                                       45,340         3,441,306
                                 Genitope Corp. (a)                                                         2,100                93
                                 Genomic Health, Inc. (a)(b)                                                2,600            49,790
                                 Genoptix, Inc. (a)                                                           700            22,085
                                 Genta, Inc. (a)                                                            1,300               494
                                 Geron Corp. (a)(b)                                                         3,800            13,110
                                 Greatbatch, Inc. (a)                                                       2,300            39,790
                                 HMS Holdings Corp. (a)                                                     2,500            53,675
                                 Haemonetics Corp. (a)                                                      2,600           144,196
                                 Halozyme Therapeutics, Inc. (a)                                            7,300            39,274
                                 Hansen Medical, Inc. (a)(b)                                                1,800            30,096
                                 Health Grades Inc. (a)                                                     5,100            22,899
                                 Health Management Associates, Inc. Class A (a)                            23,880           155,459
                                 Health Net, Inc. (a)                                                      10,380           249,743
                                 HealthExtras, Inc. (a)                                                     3,800           114,532
                                 HealthSouth Corp. (a)                                                      6,500           108,095
                                 HealthSpring, Inc. (a)                                                     4,300            72,584
                                 HealthTronics, Inc. (a)                                                    1,900             6,213
                                 Healthcare Services Group, Inc.                                            3,077            46,801
                                 Healthways, Inc. (a)                                                       3,600           106,560
                                 Helicos BioSciences Corp. (a)                                                500             2,350
                                 Hemispherx Biopharma, Inc. (a)                                             1,300             1,092
                                 Henry Schein, Inc. (a)                                                     8,600           443,502
                                 Herbalife Ltd.                                                             6,500           251,875
                                 Hi-Tech Pharmacal Co., Inc. (a)                                            1,075            10,750
                                 Hill-Rom Holdings, Inc.                                                    6,045           163,094
                                 Hollis-Eden Pharmaceuticals, Inc. (a)                                      2,300             3,519
                                 Hologic, Inc. (a)                                                         23,936           521,805
                                 Hooper Holmes, Inc. (a)                                                    4,600             4,692
                                 Human Genome Sciences, Inc. (a)                                           13,800            71,898
                                 Hydron Technologies, Inc. (a)                                              2,900               145
                                 I-Flow Corp. (a)                                                           2,700            27,405
                                 ICU Medical, Inc. (a)                                                      1,600            36,608
                                 II-VI, Inc. (a)                                                            2,600            90,792
                                 IPC The Hospitalist Co., Inc. (a)                                            200             3,764
                                 Idera Pharmaceuticals, Inc. (a)                                              400             5,844
                                 Idexx Laboratories, Inc. (a)                                               5,400           263,196
                                 ImClone Systems, Inc. (a)                                                  6,321           255,748
                                 Immucor, Inc. (a)                                                          7,037           182,118
                                 Immunicon Corp. (a)                                                        4,000               276
                                 ImmunoGen, Inc. (a)                                                        2,900             8,874

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Immunomedics, Inc. (a)                                                     8,300     $      17,679
                                 Incyte Corp. (a)                                                           8,400            63,924
                                 Indevus Pharmaceuticals, Inc. (a)                                         10,100            15,857
                                 Insmed, Inc. (a)                                                           4,200             1,638
                                 Inspire Pharmaceuticals, Inc. (a)                                          6,400            27,392
                                 Insulet Corp. (a)                                                          2,300            36,179
                                 Integra LifeSciences Holdings Corp. (a)                                    2,400           106,752
                                 InterMune, Inc. (a)(b)                                                     3,800            49,856
                                 Introgen Therapeutics, Inc. (a)(b)                                         2,600             4,030
                                 Invacare Corp.                                                             3,500            71,540
                                 Inverness Medical Innovations, Inc. (a)                                    6,575           218,093
                                 Isis Pharmaceuticals, Inc. (a)                                             8,900           121,307
                                 Ista Pharmaceuticals, Inc. (a)                                             5,300            10,706
                                 Javelin Pharmaceuticals, Inc. (a)                                          6,200            14,384
                                 Jazz Pharmaceuticals, Inc. (a)                                               700             5,187
                                 K-V Pharmaceutical Co. Class A (a)                                         2,900            56,057
                                 Kendle International, Inc. (a)                                             1,600            58,128
                                 Kensey Nash Corp. (a)                                                      1,700            54,485
                                 Kindred Healthcare, Inc. (a)                                               3,190            91,744
                                 Kinetic Concepts, Inc. (a)                                                 5,215           208,131
                                 LCA-Vision, Inc. (b)                                                       2,450            11,687
                                 LHC Group, Inc. (a)                                                        2,300            53,475
                                 La Jolla Pharmaceutical Co. (a)                                            5,540            12,077
                                 Lakeland Industries, Inc. (a)                                              1,210            15,343
                                 Landauer, Inc.                                                               700            39,368
                                 Langer, Inc. (a)                                                             300               387
                                 Lectec Corp. (a)                                                             800             1,840
                                 Lexicon Genetics, Inc. (a)                                                 3,000             4,800
                                 LifePoint Hospitals, Inc. (a)                                              5,345           151,264
                                 Ligand Pharmaceuticals, Inc. Class B (a)                                   8,200            21,320
                                 Lincare Holdings, Inc. (a)                                                 7,100           201,640
                                 MAP Pharmaceuticals, Inc. (a)                                                300             3,099
                                 MEDTOX Scientific, Inc. (a)                                                1,600            22,208
                                 Magellan Health Services, Inc. (a)                                         3,879           143,639
                                 MannKind Corp. (a)(b)                                                     11,300            33,900
                                 Mannatech, Inc. (b)                                                        3,100            16,864
                                 Martek Biosciences Corp. (a)                                               3,400           114,614
                                 Masimo Corp. (a)                                                           4,400           151,140
                                 MedAssets, Inc. (a)                                                        3,100            52,855
                                 MedCath Corp. (a)                                                          1,500            26,970
                                 Medarex, Inc. (a)                                                          9,500            62,795
                                 Medical Action Industries, Inc. (a)                                          900             9,333
                                 Medicines Co. (a)                                                          5,370           106,433
                                 Medicis Pharmaceutical Corp. Class A                                       5,600           116,368
                                 Medifast, Inc. (a)                                                         2,100            11,046
                                 Medis Technologies Ltd. (a)(b)                                             2,830             9,537
                                 Medivation, Inc. (a)(b)                                                    3,000            35,490

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Memory Pharmaceuticals Corp. (a)                                             100     $          39
                                 Mentor Corp. (b)                                                           3,500            97,370
                                 Meridian Bioscience, Inc.                                                  2,925            78,741
                                 Merit Medical Systems, Inc. (a)                                            2,768            40,690
                                 Metabolix, Inc. (a)                                                        2,500            24,500
                                 Metropolitan Health Networks, Inc. (a)                                       300               543
                                 Micromet, Inc. (a)                                                           533             1,407
                                 Micrus Endovascular Corp. (a)                                              2,100            29,442
                                 MiddleBrook Pharmaceuticals, Inc. (a)                                      8,000            27,040
                                 Mine Safety Appliances Co.                                                 2,100            83,979
                                 Molecular Insight Pharmaceuticals, Inc. (a)                                  400             2,204
                                 Molina Healthcare, Inc. (a)                                                2,000            48,680
                                 Momenta Pharmaceuticals, Inc. (a)                                          2,700            33,210
                                 Monogram Biosciences, Inc. (a)                                            13,060            14,366
                                 Myriad Genetics, Inc. (a)                                                  4,400           200,288
                                 NBTY, Inc. (a)                                                             4,600           147,476
                                 NPS Pharmaceuticals, Inc. (a)                                              3,440            15,308
                                 Nabi Biopharmaceuticals (a)                                                3,500            13,790
                                 Nanosphere, Inc. (a)                                                         200             1,572
                                 National Dentex Corp. (a)                                                    150             1,896
                                 National Healthcare Corp.                                                    400            18,332
                                 Natus Medical, Inc. (a)                                                    2,900            60,726
                                 Nektar Therapeutics (a)                                                    8,600            28,810
                                 Neopharm, Inc. (a)                                                         4,486             2,378
                                 Neose Technologies, Inc. (a)                                               1,900               570
                                 Neurocrine Biosciences, Inc. (a)                                           5,345            22,396
                                 Neurogen Corp. (a)                                                         2,600             2,678
                                 Neurometrix, Inc. (a)(b)                                                   1,700             2,380
                                 Nile Therapeutics, Inc. (a)                                                3,400            17,408
                                 Northfield Laboratories, Inc. (a)(b)                                       3,000             2,130
                                 Nova Biosource Fuels, Inc. (a)(b)                                         19,600            13,132
                                 Novacea, Inc. (a)                                                          4,000            10,440
                                 Novavax, Inc. (a)                                                          3,500             8,715
                                 Noven Pharmaceuticals, Inc. (a)                                            3,000            32,070
                                 NuVasive, Inc. (a)                                                         3,600           160,776
                                 Nutraceutical International Corp. (a)                                      1,400            16,800
                                 Nuvelo, Inc. (a)                                                          10,221             5,724
                                 NxStage Medical, Inc. (a)                                                  5,300            20,352
                                 OMRIX Biopharmaceuticals, Inc. (a)                                         1,600            25,184
                                 OSI Pharmaceuticals, Inc. (a)                                              5,767           238,292
                                 Obagi Medical Products, Inc. (a)                                           2,700            23,085
                                 Odyssey HealthCare, Inc. (a)                                               3,850            37,499
                                 Omnicare, Inc.                                                            10,500           275,310
                                 Onyx Pharmaceuticals, Inc. (a)                                             5,600           199,360
                                 Opko Health, Inc. (a)(b)                                                   8,100            12,312
                                 OraSure Technologies, Inc. (a)                                             4,775            17,859
                                 Ore Pharmaceuticals, Inc. (a)                                                380               502

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Orexigen Therapeutics, Inc. (a)                                            1,200     $       9,468
                                 Orthofix International NV (a)                                              1,700            49,215
                                 Orthologic Corp. (a)                                                       4,100             4,100
                                 Orthovita, Inc. (a)                                                        5,920            12,136
                                 Oscient Pharmaceuticals Corp. (a)                                            550               781
                                 Osiris Therapeutics, Inc. (a)(b)                                           1,300            16,705
                                 Osteotech, Inc. (a)                                                        3,300            18,777
                                 Owens & Minor, Inc.                                                        4,100           187,329
                                 PDL BioPharma, Inc.                                                       11,400           121,068
                                 PSS World Medical, Inc. (a)                                                4,700            76,610
                                 Pain Therapeutics, Inc. (a)                                                4,500            35,550
                                 Panacos Pharmaceuticals, Inc. (a)                                         11,006             4,953
                                 Par Pharmaceutical Cos., Inc. (a)                                          2,800            45,444
                                 Parexel International Corp. (a)                                            5,800           152,598
                                 Pediatrix Medical Group, Inc. (a)                                          4,800           236,304
                                 Penwest Pharmaceuticals Co. (a)                                            4,600            12,420
                                 Peregrine Pharmaceuticals, Inc. (a)(b)                                    20,800             8,738
                                 Perrigo Co.                                                                7,500           238,275
                                 PetMed Express, Inc. (a)                                                   3,100            37,975
                                 PharMerica Corp. (a)                                                       3,423            77,326
                                 Pharmaceutical Product Development, Inc.                                   9,200           394,680
                                 Pharmacopeia Drug Discovery, Inc. (a)                                      4,000            15,320
                                 Pharmacyclics, Inc. (a)                                                    2,290             4,053
                                 Pharmasset, Inc. (a)                                                       2,200            41,536
                                 Pharmos Corp. (a)                                                          1,140               433
                                 Power Medical Interventions, Inc. (a)                                      2,900            16,095
                                 Pozen, Inc. (a)(b)                                                         3,300            35,904
                                 Prestige Brands Holdings, Inc. (a)                                         2,500            26,650
                                 Progenics Pharmaceuticals, Inc. (a)                                        3,200            50,784
                                 ProxyMed, Inc. (a)                                                           800               288
                                 Psychemedics Corp.                                                           125             2,050
                                 Psychiatric Solutions, Inc. (a)                                            5,032           190,411
                                 Questcor Pharmaceuticals, Inc. (a)                                         7,600            35,264
                                 Quidel Corp. (a)                                                           1,900            31,388
                                 RTI Biologics, Inc. (a)                                                    2,000            17,500
                                 RXi Pharmaceuticals Corp. (a)                                                507             4,056
                                 RadNet, Inc. (a)                                                             800             4,960
                                 Regeneron Pharmaceuticals, Inc. (a)                                        6,000            86,640
                                 RehabCare Group, Inc. (a)                                                  2,100            33,663
                                 Reliv International, Inc.                                                  1,600             8,752
                                 Repros Therapeutics, Inc. (a)                                              1,300            12,311
                                 Res-Care, Inc. (a)                                                         1,200            21,336
                                 ResMed, Inc. (a)                                                           7,500           268,050
                                 Retractable Technologies, Inc. (a)                                         1,300             1,924
                                 Rexahn Pharmaceuticals, Inc. (a)                                           5,000            16,200
                                 Rigel Pharmaceuticals, Inc. (a)                                            3,665            83,049
                                 Rochester Medical Corp. (a)                                                2,200            22,924

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Salix Pharmaceuticals Ltd. (a)                                             5,703     $      40,092
                                 Sangamo Biosciences, Inc. (a)(b)                                           4,100            40,795
                                 Santarus, Inc. (a)                                                         2,700             5,427
                                 Savient Pharmaceuticals, Inc. (a)                                          5,484           138,745
                                 Sciclone Pharmaceuticals, Inc. (a)                                         5,700             8,721
                                 Sciele Pharma, Inc.                                                        3,750            72,563
                                 Seattle Genetics, Inc. (a)                                                 6,700            56,682
                                 Sepracor, Inc. (a)                                                        10,355           206,272
                                 Skilled Healthcare Group, Inc. Class A (a)                                 2,700            36,234
                                 Somaxon Pharmaceuticals, Inc. (a)                                          3,000            14,310
                                 Sonic Innovations, Inc. (a)                                                3,500            11,690
                                 SonoSite, Inc. (a)                                                         2,000            56,020
                                 Sparta Surgical Corp. (a)                                                  1,900                 0
                                 Spectranetic Corp. (a)                                                     3,800            37,468
                                 Spectrum Pharmaceuticals, Inc. (a)                                            16                22
                                 Staar Surgical Co. (a)                                                     2,400             7,440
                                 Star Scientific, Inc. (a)                                                 10,100            12,120
                                 StemCells, Inc. (a)                                                        5,400             6,588
                                 Stereotaxis, Inc. (a)(b)                                                   2,600            13,936
                                 Steris Corp.                                                               6,000           172,560
                                 Sucampo Pharmaceuticals, Inc. Class A (a)                                    900             9,657
                                 Sun Healthcare Group, Inc. (a)                                             3,100            41,509
                                 Sunrise Senior Living, Inc. (a)                                            3,200            71,936
                                 SuperGen, Inc. (a)                                                         3,130             6,417
                                 SurModics, Inc. (a)(b)                                                     1,400            62,776
                                 Symmetry Medical, Inc. (a)                                                 1,200            19,464
                                 Synovis Life Technologies, Inc. (a)                                          900            16,947
                                 Synta Pharmaceuticals Corp. (a)                                              900             5,490
                                 SyntheMed, Inc. (a)                                                        8,500             2,975
                                 Synvista Therapeutics, Inc. (a)                                               50                94
                                 Targeted Genetics Corp. (a)                                                  850               493
                                 Techne Corp. (a)                                                           3,300           255,387
                                 Telik, Inc. (a)(b)                                                         8,430            10,200
                                 Tercica, Inc. (a)                                                          4,000            35,320
                                 Theragenics Corp. (a)                                                      1,900             6,897
                                 Theravance, Inc. (a)                                                       4,500            53,415
                                 Third Wave Technologies, Inc. (a)                                          5,000            55,800
                                 Thoratec Corp. (a)                                                         4,000            69,560
                                 Threshold Pharmaceuticals, Inc. (a)                                        7,300             2,628
                                 Titan Pharmaceuticals, Inc. (a)                                            2,800             3,864
                                 Tomotherapy, Inc. (a)                                                      4,700            41,971
                                 TorreyPines Therapeutics, Inc. (a)                                           375               465
                                 Trans1, Inc (a)                                                              400             6,028
                                 Transgenomic, Inc. (a)                                                       900               693
                                 Trimeris, Inc.                                                             2,900            13,688
                                 Triple-S Management Corp. (a)                                              1,100            17,985
                                 Trubion Pharmaceuticals, Inc. (a)                                            400             1,784

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 US Physical Therapy, Inc. (a)                                              1,600     $      26,256
                                 USANA Health Sciences, Inc. (a)                                            1,400            37,618
                                 Uluru, Inc. (a)                                                              400               340
                                 United Therapeutics Corp. (a)                                              2,300           224,825
                                 Universal Display Corp. (a)(b)                                             2,700            33,264
                                 Universal Health Services, Inc. Class B                                    4,600           290,812
                                 Urologix, Inc. (a)                                                         1,700             3,111
                                 Utah Medical Products, Inc.                                                1,100            31,449
                                 VCA Antech, Inc. (a)                                                       8,040           223,351
                                 Valeant Pharmaceuticals International (a)                                  7,400           126,614
                                 Vanda Pharmaceuticals, Inc. (a)                                            3,000             9,870
                                 Vermillion, Inc. (a)                                                         170               379
                                 Vertex Pharmaceuticals, Inc. (a)                                          13,362           447,226
                                 Via Pharmaceuticals, Inc. (a)                                                  9                18
                                 Vical, Inc. (a)                                                            1,000             3,370
                                 Vion Pharmaceuticals, Inc. (a)                                               330               383
                                 ViroPharma, Inc. (a)                                                       4,900            54,194
                                 Virtual Radiologic Corp. (a)                                               1,600            21,200
                                 Vital Signs, Inc.                                                            900            51,102
                                 Vivus, Inc. (a)                                                            6,800            45,424
                                 Vnus Medical Technologies, Inc. (a)                                        1,660            33,217
                                 Volcano Corp. (a)                                                          3,200            39,040
                                 Warner Chilcott Ltd. (a)                                                   8,500           144,075
                                 West Pharmaceutical Services, Inc.                                         2,500           108,200
                                 Wright Medical Group, Inc. (a)                                             3,100            88,071
                                 XOMA Ltd. (a)                                                             14,200            23,998
                                 XTENT, Inc. (a)                                                              900             2,259
                                 Xenoport, Inc. (a)                                                         2,300            89,769
                                 Zila, Inc. (a)                                                             2,700               810
                                 Zoll Medical Corp. (a)                                                     2,210            74,411
                                 ZymoGenetics, Inc. (a)(b)                                                  6,300            53,046
                                                                                                                      -------------
                                                                                                                         27,277,976
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 7.6%               8x8, Inc. (a)(b)                                                           7,300             8,322
                                 ACE*COMM Corp. (a)                                                           100                30
                                 APAC Customer Services, Inc. (a)                                           3,100             4,960
                                 ATMI, Inc. (a)                                                             3,400            94,928
                                 AVX Corp.                                                                  5,300            59,943
                                 AXT, Inc. (a)                                                              1,200             5,028
                                 AZZ Inc. (a)                                                               1,300            51,870
                                 Actel Corp. (a)                                                            2,900            48,865
                                 Acuity Brands, Inc.                                                        4,200           201,936
                                 Acxiom Corp.                                                               5,400            62,046
                                 Advanced Analogic Technologies, Inc. (a)                                   3,700            15,281
                                 Advanced Battery Technologies, Inc. (a)(b)                                 5,000            28,850
                                 Advanced Energy Industries, Inc. (a)                                       2,500            34,250
                                 Agilysys, Inc.                                                             3,300            37,422

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Airvana, Inc. (a)                                                          2,000     $      10,720
                                 Alliance Fiber Optic Products, Inc. (a)                                    1,400             1,932
                                 Alliant Techsystems, Inc. (a)                                              3,162           321,512
                                 Altair Nanotechnologies, Inc. (a)(b)                                       8,500            14,450
                                 Altra Holdings, Inc. (a)                                                   3,600            60,516
                                 American Physicians Capital, Inc.                                          1,350            65,394
                                 American Science & Engineering, Inc.                                       1,000            51,530
                                 Amkor Technology, Inc. (a)                                                10,410           108,368
                                 Amphenol Corp. Class A                                                    15,810           709,552
                                 Amtech Systems, Inc. (a)                                                     100             1,074
                                 Anadigics, Inc. (a)                                                        6,500            64,025
                                 Anaren, Inc. (a)                                                           1,100            11,627
                                 Anixter International, Inc. (a)                                            3,100           184,419
                                 Applied Micro Circuits Corp. (a)                                           7,075            60,562
                                 Arris Group, Inc. (a)                                                     12,398           104,763
                                 Arrow Electronics, Inc. (a)                                               11,900           365,568
                                 Ascent Solar Technologies, Inc. (a)                                        1,300            13,455
                                 Asyst Technologies, Inc. (a)                                               4,300            15,351
                                 Atheros Communications, Inc. (a)                                           5,900           177,000
                                 Atmel Corp. (a)                                                           35,400           123,192
                                 Audiovox Corp. Class A (a)                                                 2,200            21,604
                                 AuthenTec, Inc. (a)                                                        3,100            32,302
                                 Avanex Corp. (a)                                                          12,400            14,012
                                 Avid Technology, Inc. (a)                                                  3,356            57,018
                                 Avnet, Inc. (a)                                                           14,264           389,122
                                 Aware, Inc. (a)                                                              900             2,718
                                 Axcelis Technologies, Inc. (a)                                             7,500            36,600
                                 Axsys Technologies, Inc. (a)                                               1,200            62,448
                                 Badger Meter, Inc.                                                           900            45,477
                                 Bel Fuse, Inc.                                                               600            14,826
                                 Belden, Inc.                                                               4,500           152,460
                                 Bell Microproducts, Inc. (a)                                               2,135             5,166
                                 Benchmark Electronics, Inc. (a)                                            4,984            81,438
                                 BigBand Networks, Inc. (a)                                                 3,200            15,136
                                 Bookham, Inc. (a)                                                         15,300            25,857
                                 Brooks Automation, Inc. (a)                                                6,782            56,087
                                 Bruker BioSciences Corp. (a)                                               5,100            65,535
                                 C&D Technologies, Inc. (a)(b)                                              2,800            23,688
                                 CMGI, Inc. (a)                                                             3,170            33,602
                                 CTS Corp.                                                                  4,000            40,200
                                 Cabot Microelectronics Corp. (a)                                           2,500            82,875
                                 Cadence Design Systems, Inc. (a)                                          24,900           251,490
                                 CalAmp Corp. (a)                                                           1,300             2,665
                                 California Micro Devices CP (a)                                            4,000            12,440
                                 Caliper Life Sciences, Inc. (a)                                            2,385             6,177
                                 Candela Corp. (a)                                                          2,800             6,524
                                 Captaris, Inc. (a)                                                         5,300            21,465

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Cardtronics, Inc. (a)                                                        600     $       5,322
                                 Cavium Networks, Inc. (a)                                                  3,000            63,000
                                 Cepheid, Inc. (a)                                                          5,700           160,284
                                 Ceva, Inc. (a)                                                             1,103             8,791
                                 Champion Industries, Inc.                                                    700             3,241
                                 Checkpoint Systems, Inc. (a)                                               4,200            87,696
                                 Cirrus Logic, Inc. (a)                                                     8,700            48,372
                                 Coherent, Inc. (a)                                                         1,400            41,846
                                 Cohu, Inc.                                                                 1,300            19,084
                                 CommScope, Inc. (a)                                                        6,716           354,403
                                 Comtech Telecommunications Corp. (a)                                       2,500           122,500
                                 Conexant Systems, Inc. (a)                                                 2,755            12,397
                                 Cox Radio, Inc. Class A (a)                                                2,700            31,860
                                 Credence Systems Corp. (a)                                                 7,400             9,620
                                 Cree, Inc. (a)(b)                                                          7,900           180,199
                                 Cymer, Inc. (a)                                                            3,205            86,150
                                 Cypress Semiconductor Corp. (a)                                           14,300           353,925
                                 DDi Corp. (a)                                                              3,627            21,798
                                 DSP Group, Inc. (a)                                                        4,000            28,000
                                 DTS, Inc. (a)                                                              2,200            68,904
                                 Daktronics, Inc.                                                           2,900            58,493
                                 Data Domain, Inc. (a)                                                      3,800            88,654
                                 Dataram Corp.                                                                100               261
                                 DealerTrack Holdings, Inc. (a)                                             4,200            59,262
                                 Diodes, Inc. (a)                                                           3,350            92,594
                                 Dionex Corp. (a)                                                           1,900           126,103
                                 Dolby Laboratories, Inc. Class A (a)                                       4,500           181,350
                                 Ducommun, Inc. (a)                                                         1,600            36,736
                                 Dynamics Research Corp. (a)                                                1,400            14,700
                                 EF Johnson Technologies, Inc (a)                                           3,700             6,475
                                 EMS Technologies, Inc. (a)                                                 1,200            26,208
                                 ESS Technology, Inc. (a)                                                   4,000             6,520
                                 Eagle Test Systems, Inc. (a)                                                 300             3,360
                                 Electro Scientific Industries, Inc. (a)                                    3,400            48,178
                                 Electroglas, Inc. (a)                                                      1,700             3,179
                                 Electronics for Imaging, Inc. (a)                                          5,600            81,760
                                 eMagin Corp. (a)                                                              20                16
                                 Emcore Corp. (a)(b)                                                        6,800            42,568
                                 Empire Resources, Inc.                                                     1,400             5,334
                                 Emulex Corp. (a)                                                           6,000            69,900
                                 EndWare Corp. (a)                                                          1,000             6,350
                                 Ener1, Inc. (a)                                                            4,000            29,680
                                 EnerSys (a)                                                                4,400           150,612
                                 Energizer Holdings, Inc. (a)                                               5,400           394,686
                                 Energy Conversion Devices, Inc. (a)(b)                                     3,900           287,196
                                 Entertainment Distribution Co., Inc. (a)                                   4,700             2,303
                                 Entorian Technologies, Inc. (a)                                            9,200             7,084

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Entropic Communications, Inc. (a)                                          2,000     $       9,500
                                 Exar Corp. (a)                                                             6,100            45,994
                                 Excel Technology, Inc. (a)                                                 1,800            40,176
                                 Exide Technologies (a)                                                     6,887           115,426
                                 FEI Co. (a)                                                                3,800            86,564
                                 FSI International, Inc. (a)                                                5,300             7,102
                                 Fairchild Semiconductor International, Inc. (a)                            9,400           110,262
                                 Faro Technologies, Inc. (a)                                                1,700            42,789
                                 First Solar, Inc. (a)                                                      4,400         1,200,408
                                 Flir Systems, Inc. (a)                                                    12,500           507,125
                                 Flotek Industries, Inc. (a)(b)                                             2,400            49,488
                                 Formfactor, Inc. (a)                                                       5,000            92,150
                                 FuelCell Energy, Inc. (a)(b)                                               7,200            51,120
                                 GTC Biotherapeutics, Inc. (a)                                              2,400               960
                                 General Cable Corp. (a)                                                    4,700           285,995
                                 Genesis Energy LP                                                          2,700            49,815
                                 Getty Images, Inc. (a)                                                     4,100           139,113
                                 Glu Mobile, Inc. (a)                                                       4,200            20,286
                                 Harmonic, Inc. (a)                                                         9,600            91,296
                                 Harris Corp.                                                              12,790           645,767
                                 Harvard Bioscience, Inc. (a)                                               1,520             7,068
                                 Hearst-Argyle Television, Inc.                                             2,600            49,920
                                 Herley Industries, Inc. (a)                                                  975            12,948
                                 Hifn, Inc. (a)                                                               447             2,061
                                 Hittite Microwave Corp. (a)                                                1,700            60,554
                                 Hoku Scientific, Inc. (a)(b)                                               2,900            14,558
                                 Houston Wire & Cable Co. (b)                                               2,500            49,750
                                 Hungarian Telephone & Cable Corp. (a)                                        800            14,592
                                 Hutchinson Technology, Inc. (a)                                            2,995            40,253
                                 IPG Photonics Corp. (a)                                                    3,700            69,597
                                 IRIS International, Inc. (a)                                               2,400            37,560
                                 IXYS Corp. (a)                                                             2,400            28,656
                                 IdentiPHI, Inc. (a)                                                          394               122
                                 iGO, Inc. (a)                                                              1,700             2,142
                                 Ikanos Communications, Inc. (a)                                            5,800            19,546
                                 Illumina, Inc. (a)                                                         5,546           483,112
                                 Infinera Corp. (a)(b)                                                      6,900            60,858
                                 Infosonics Corp. (a)                                                       3,600             2,700
                                 Innovex, Inc. (a)                                                          3,935             2,244
                                 Integrated Electrical Services, Inc. (a)                                   1,800            30,960
                                 Integrated Silicon Solutions, Inc. (a)                                     2,170            12,065
                                 InterDigital, Inc. (a)                                                     4,700           114,304
                                 International Rectifier Corp. (a)                                          7,000           134,400
                                 Intersil Corp. Class A                                                    11,915           289,773
                                 Isilon Systems, Inc. (a)                                                   7,500            33,300
                                 Itron, Inc. (a)                                                            3,400           334,390
                                 Ixia (a)                                                                   2,600            18,070

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Keithley Instruments, Inc.                                                 1,200     $      11,400
                                 Kemet Corp. (a)                                                            2,800             9,072
                                 Kopin Corp. (a)                                                            4,200            12,054
                                 Kulicke & Soffa Industries, Inc. (a)                                       6,800            49,572
                                 LCC International, Inc. Class A (a)                                          100                96
                                 Lam Research Corp. (a)                                                    11,900           430,185
                                 Lattice Semiconductor Corp. (a)                                           12,770            39,970
                                 LeCroy Corp. (a)                                                             900             8,028
                                 Leadis Technology, Inc. (a)                                                6,100             9,760
                                 Lightpath Technologies, Inc. Class A (a)                                     100               150
                                 Limelight Networks, Inc. (a)                                               7,600            29,032
                                 Littelfuse, Inc. (a)                                                       2,370            74,774
                                 MKS Instruments, Inc. (a)                                                  4,153            90,951
                                 MRV Communications, Inc. (a)                                               7,287             8,672
                                 MTS Systems Corp.                                                          1,900            68,172
                                 Marvell Technology Group Ltd. (a)(d)                                      44,600           787,636
                                 Mattson Technology, Inc. (a)                                               5,200            24,752
                                 Maxwell Technologies, Inc. (a)(b)                                          3,300            35,046
                                 Measurement Specialties, Inc. (a)                                            100             1,759
                                 Mercury Computer Systems, Inc. (a)                                         1,400            10,542
                                 Methode Electronics, Inc.                                                  4,300            44,935
                                 Mettler Toledo International, Inc. (a)                                     3,500           332,010
                                 Microsemi Corp. (a)                                                        7,217           181,724
                                 Microtune, Inc. (a)                                                        2,000             6,920
                                 MoSys, Inc. (a)                                                            1,855             9,108
                                 Monolithic Power Systems, Inc. (a)                                         3,300            71,346
                                 Multi-Fineline Electronix, Inc. (a)                                        1,100            30,437
                                 NETGEAR, Inc. (a)                                                          3,800            52,668
                                 NU Horizons Electronics Corp. (a)                                          2,900            14,094
                                 Nanogen, Inc. (a)(b)                                                       4,225             1,606
                                 Nanometrics, Inc. (a)                                                      2,000            11,640
                                 Nanophase Technologies Corp. (a)                                           3,000             6,930
                                 Napco Security Systems, Inc. (a)                                           3,700            16,761
                                 Neomagic Corp. (a)                                                           320               102
                                 NetList, Inc. (a)                                                          4,500             7,650
                                 Netlogic Microsystems, Inc. (a)                                            2,200            73,040
                                 Newport Corp. (a)                                                          4,700            53,533
                                 Nuance Communications, Inc. (a)                                           17,235           270,072
                                 ON Semiconductor Corp. (a)                                                35,940           329,570
                                 OSI Systems, Inc. (a)                                                      2,200            47,124
                                 Omni Energy Services Corp. (a)                                             3,600            23,076
                                 Omnivision Technologies, Inc. (a)                                          5,800            70,122
                                 OpNext, Inc. (a)                                                           3,400            18,292
                                 Oplink Communications, Inc. (a)                                            1,600            15,360
                                 PDF Solutions, Inc. (a)                                                      300             1,785
                                 PLX Technology, Inc. (a)                                                   1,500            11,445
                                 PMC-Sierra, Inc. (a)                                                      21,700           166,005

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Palomar Medical Technologies, Inc. (a)                                     1,500     $      14,970
                                 Park Electrochemical Corp.                                                 1,150            27,957
                                 ParkerVision, Inc. (a)(b)                                                    800             7,944
                                 Pericom Semiconductor Corp. (a)                                            3,200            47,488
                                 Photon Dynamics, Inc. (a)                                                  2,300            34,684
                                 Pixelworks, Inc. (a)                                                       1,100             1,936
                                 Planar Systems, Inc. (a)                                                     900             2,340
                                 Plantronics, Inc.                                                          3,300            73,656
                                 Plexus Corp. (a)                                                           4,300           119,024
                                 Powell Industries, Inc. (a)                                                1,100            55,451
                                 Power Integrations, Inc. (a)                                               2,100            66,381
                                 Power-One, Inc. (a)(b)                                                     8,800            16,632
                                 Powerwave Technologies, Inc. (a)                                          13,600            57,800
                                 Preformed Line Products Co.                                                  400            16,124
                                 Quantum Corp. (a)                                                          8,800            11,880
                                 QuickLogic Corp. (a)                                                         200               334
                                 RF Micro Devices, Inc. (a)                                                26,086            75,649
                                 Radisys Corp. (a)                                                          2,800            25,368
                                 Radyne Corp. (a)                                                             200             2,286
                                 Rambus, Inc. (a)                                                          10,500           200,235
                                 Raven Industries, Inc.                                                     1,900            62,282
                                 Richardson Electronics Ltd.                                                  800             4,744
                                 Rofin-Sinar Technologies, Inc. (a)                                         3,100            93,620
                                 Rubicon Technology, Inc. (a)                                               1,600            32,512
                                 Rudolph Technologies, Inc. (a)                                             2,928            22,546
                                 SCM Microsystems, Inc. (a)                                                   800             2,400
                                 STEC, Inc. (a)                                                             4,100            42,107
                                 Sagemark Cos. Ltd. (a)                                                     1,200                30
                                 Sanmina-SCI Corp. (a)                                                     38,800            49,664
                                 Seagate Technology                                                        45,932           878,679
                                 Semitool, Inc. (a)                                                         1,100             8,261
                                 Semtech Corp. (a)                                                          6,200            87,234
                                 Shoretel, Inc. (a)                                                         1,700             7,514
                                 SiRF Technology Holdings, Inc. (a)(b)                                      6,700            28,944
                                 Sielox, Inc. (a)                                                             154                25
                                 Sigmatron International, Inc. (a)                                          1,200             6,960
                                 Silicon Graphics, Inc. (a)                                                   100               543
                                 Silicon Image, Inc. (a)                                                    7,900            57,275
                                 Silicon Laboratories, Inc. (a)                                             4,800           173,232
                                 Silicon Storage Technology, Inc. (a)                                       6,000            16,620
                                 Skyworks Solutions, Inc. (a)                                              16,300           160,881
                                 Smart Modular Technologies WWH, Inc. (a)                                   2,900            11,107
                                 Spansion LLC Class A (a)                                                   9,900            22,275
                                 Spectrum Brands, Inc. (a)(b)                                               3,900             9,945
                                 Standard Microsystems Corp. (a)                                            1,800            48,870
                                 Starent Networks Corp. (a)                                                 3,300            41,514
                                 SunPower Corp. Class A (a)(b)                                              3,700           266,326

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Super Micro Computer, Inc. (a)                                             4,300     $      31,734
                                 Superconductor Technologies, Inc. (a)                                        432               963
                                 Superior Essex, Inc. (a)                                                   1,900            84,797
                                 Supertex, Inc. (a)                                                         2,000            46,680
                                 Symmetricom, Inc. (a)                                                      3,476            13,348
                                 Synaptics, Inc. (a)                                                        2,300            86,779
                                 Syntax-Brillian Corp. (a)(b)                                               6,900             3,588
                                 TTM Technologies, Inc. (a)                                                 4,600            60,766
                                 Taser International, Inc. (a)(b)                                           6,930            34,373
                                 Technitrol, Inc.                                                           2,400            40,776
                                 Techwell, Inc. (a)                                                           300             3,696
                                 Tegal Corp. (a)                                                              841             3,465
                                 Tekelec (a)                                                                6,000            88,260
                                 Telkonet, Inc. (a)(b)                                                      3,300             1,852
                                 Terabeam, Inc. (a)                                                            75                42
                                 Tessera Technologies, Inc. (a)                                             5,000            81,850
                                 Thinkorswim Group, Inc. (a)                                                4,900            34,545
                                 Thomas & Betts Corp. (a)                                                   5,765           218,205
                                 Tollgrade Communications, Inc. (a)                                           800             3,592
                                 TranSwitch Corp. (a)                                                      21,100            19,412
                                 Transmeta Corp. (a)                                                          560             7,734
                                 TriQuint Semiconductor, Inc. (a)                                          14,345            86,931
                                 Ultra Clean Holdings, Inc. (a)                                             3,700            29,452
                                 Ultralife Batteries, Inc. (a)                                              2,200            23,518
                                 Ultratech, Inc. (a)                                                        2,200            34,144
                                 Unica Corp. (a)                                                              100               804
                                 Unitil Corp.                                                                 600            16,266
                                 Valence Technology, Inc. (a)(b)                                           10,500            46,305
                                 Varian Semiconductor Equipment Associates, Inc. (a)                        7,450           259,409
                                 Varian, Inc. (a)                                                           2,850           145,521
                                 Viasat, Inc. (a)                                                           2,300            46,483
                                 Vicor Corp.                                                                4,400            43,912
                                 Virage Logic Corp. (a)                                                     2,300            16,468
                                 Vishay Intertechnology, Inc. (a)                                          12,961           114,964
                                 Vocus, Inc. (a)                                                            1,700            54,689
                                 Volterra Semiconductor Corp. (a)                                           3,000            51,780
                                 Western Digital Corp. (a)                                                 20,000           690,600
                                 Williams Controls, Inc. (a)                                                  500             6,335
                                 Zebra Technologies Corp. Class A (a)                                       5,317           173,547
                                 Zhone Technologies, Inc. (a)                                               7,424             5,642
                                 Zoran Corp. (a)                                                            5,461            63,894
                                                                                                                      -------------
                                                                                                                         23,071,814
-----------------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials - 6.4%    APCO Argentina, Inc.                                                       1,000            28,950
                                 Adams Resources & Energy, Inc.                                               800            27,120
                                 Alliance Resource Partners LP                                              2,000           111,360
                                 Alpha Natural Resources, Inc. (a)                                          6,900           719,601

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Amerigas Partners LP                                                       3,300     $     105,105
                                 Arch Coal, Inc.                                                           13,000           975,390
                                 Atlas Pipeline Partners LP                                                 3,600           140,616
                                 Atwood Oceanics, Inc. (a)                                                  2,700           335,718
                                 Barnwell Industries, Inc.                                                    600             7,860
                                 Berry Petroleum Co. Class A                                                4,000           235,520
                                 Boardwalk Pipeline Partners LP                                             3,800            89,262
                                 Brigham Exploration Co. (a)                                                4,500            71,235
                                 Bristow Group, Inc. (a)                                                    2,300           113,827
                                 Bronco Drilling Co., Inc. (a)                                              3,500            64,330
                                 Buckeye GP Holdings LP                                                     2,500            56,525
                                 Buckeye Partners LP                                                        4,100           175,357
                                 CARBO Ceramics, Inc.                                                       2,350           137,123
                                 CREDO Petroleum Corp. (a)                                                  1,700            23,307
                                 CVR Energy, Inc. (a)                                                       5,454           104,990
                                 Cal Dive International, Inc. (a)                                           4,075            58,232
                                 Calpine Corp. (a)                                                         33,100           746,736
                                 Calumet Specialty Products Partners LP                                     2,300            33,028
                                 Cimarex Energy Co.                                                         7,316           509,706
                                 Compass Minerals International, Inc.                                       3,200           257,792
                                 Crosstex Energy, Inc. (b)                                                  3,600           124,776
                                 Dawson Geophysical Co. (a)                                                   800            47,568
                                 Denbury Resources, Inc. (a)                                               22,100           806,650
                                 Double Eagle Pete & Mining Co. (a)                                         1,800            32,814
                                 Dril-Quip, Inc. (a)                                                        3,200           201,600
                                 Dune Energy, Inc. (a)                                                      7,800             8,034
                                 Enterprise GP Holdings LP                                                  3,600           108,288
                                 Enterprise Products Partners LP                                           27,505           812,498
                                 Exterran Holdings, Inc. (a)                                                6,263           447,742
                                 Exterran Partners LP                                                         400            12,428
                                 FMC Technologies, Inc. (a)                                                11,600           892,388
                                 Ferrellgas Partners LP                                                     4,300            84,624
                                 Forest Oil Corp. (a)                                                       7,600           566,200
                                 Foundation Coal Holdings, Inc.                                             4,500           398,610
                                 Furmamite Corp. (a)                                                        1,300            10,374
                                 GeoPetro Resources Co. (a)                                                 7,600            30,476
                                 Goodrich Petroleum Corp. (a)                                               2,600           215,592
                                 Grey Wolf, Inc. (a)                                                       14,200           128,226
                                 Haynes International, Inc. (a)                                             1,300            74,815
                                 Headwaters, Inc. (a)                                                       4,600            54,142
                                 Helmerich & Payne, Inc.                                                    8,500           612,170
                                 Holly Energy Partners LP                                                   1,500            58,500
                                 ICO Inc. (a)                                                               3,300            19,866
                                 ION Geophysical Corp. (a)                                                  8,600           150,070
                                 Inergy LP                                                                  3,400            88,468
                                 James River Coal Co. (a)                                                   2,500           146,725
                                 John D. Oil & Gas Co. (a)                                                  6,000             3,420

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Joy Global, Inc.                                                           9,800     $     743,134
                                 Kinder Morgan Energy Partners LP                                          16,100           897,253
                                 Kirby Corp. (a)                                                            5,400           259,200
                                 Lime Energy Co. (a)                                                          700             4,550
                                 Lufkin Industries, Inc.                                                    1,500           124,920
                                 MAXXAM, Inc. (a)                                                           1,300            32,994
                                 McDermott International, Inc. (a)                                         21,700         1,343,013
                                 NL Industries, Inc.                                                          900             8,577
                                 National Coal Corp. (a)                                                    2,700            23,949
                                 Natural Gas Services Group (a)                                             1,400            42,672
                                 Natural Resource Partners LP                                               3,200           131,840
                                 Newpark Resources, Inc. (a)                                                6,100            47,946
                                 Nustar GP Holdings LLC                                                     3,100            67,177
                                 Oil States International, Inc. (a)                                         4,900           310,856
                                 Orion Energy Systems, Inc. (a)                                             2,000            20,000
                                 Parallel Petroleum Corp. (a)                                               4,300            86,559
                                 Parker Drilling Co. (a)                                                   11,600           116,116
                                 Patriot Coal Corp. (a)                                                     2,600           398,554
                                 Penn Virginia Corp.                                                        4,100           309,222
                                 Penn Virginia GP Holdings LP                                               2,000            65,600
                                 Penn Virginia Resource Partners LP                                         2,500            67,700
                                 Petroleum Development Corp. (a)                                            1,580           105,054
                                 Pioneer Drilling Co. (a)                                                   5,200            97,812
                                 Plains All American Pipeline LP                                            9,841           443,928
                                 Quantum Fuel Systems Technologies Worldwide, Inc. (a)(b)                   9,512            29,298
                                 Quest Energy Partners LP                                                   2,600            42,432
                                 RGC Resources, Inc.                                                          100             2,800
                                 Rex Energy Corp. (a)                                                       2,000            52,800
                                 SEACOR Holdings, Inc. (a)                                                  2,277           203,814
                                 SandRidge Energy, Inc. (a)                                                 8,100           523,098
                                 Swift Energy Co. (a)                                                       3,100           204,786
                                 TC PipeLines LP                                                            1,700            59,908
                                 TXCO Resources, Inc. (a)                                                   4,200            49,392
                                 Tidewater, Inc.                                                            5,055           328,727
                                 USEC, Inc. (a)(b)                                                          8,000            48,640
                                 Unit Corp. (a)                                                             4,700           389,959
                                 Uranium Resources, Inc. (a)                                                4,100            15,129
                                 W-H Energy Services, Inc. (a)                                              2,600           248,924
                                 Westmoreland Coal Co. (a)                                                  1,700            35,887
                                 Williams Partners LP                                                       4,700           154,395
                                 World Fuel Services Corp.                                                  2,900            63,626
                                                                                                                      -------------
                                                                                                                         19,467,995
-----------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 5.0%        AGL Resources, Inc. (c)                                                    7,400           255,892
                                 ATG, Inc. (a)                                                              1,100                 0
                                 Active Power, Inc. (a)                                                     3,500             4,095
                                 Akeena Solar, Inc. (a)(b)                                                  2,600            14,534

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Allete, Inc.                                                               2,700     $     113,400
                                 Alliant Energy Corp.                                                      10,500           359,730
                                 American States Water Co.                                                  1,350            47,169
                                 American Water Works Co, Inc. (a)                                          5,800           128,644
                                 Aqua America, Inc. (b)                                                    13,017           207,881
                                 Aquila, Inc. (a)                                                          27,010           101,827
                                 Artesian Resources Corp. Class A                                             225             4,137
                                 Atmos Energy Corp.                                                         7,600           209,532
                                 Atrion Corp.                                                                 200            19,164
                                 Aventine Renewable Energy Holdings, Inc. (a)(b)                            6,500            28,600
                                 Avista Corp.                                                               5,500           118,030
                                 Basin Water, Inc. (a)(b)                                                   3,600            16,848
                                 Beacon Power Corp. (a)(b)                                                  7,730            16,233
                                 BioFuel Energy Corp. (a)                                                   4,600            11,730
                                 Black Hills Corp.                                                          3,800           121,828
                                 CH Energy Group, Inc.                                                      1,600            56,912
                                 Cadiz, Inc. (a)                                                            2,200            35,464
                                 California Water Service Group                                             2,100            68,817
                                 Central Vermont Public Service Corp.                                       1,500            29,055
                                 Cheniere Energy Partners LP                                                1,500            13,635
                                 Chesapeake Utilities Corp.                                                 1,300            33,436
                                 Cleco Corp.                                                                6,100           142,313
                                 Comverge, Inc. (a)(b)                                                      1,900            26,562
                                 Connecticut Water Service, Inc.                                              600            13,440
                                 Contango Oil & Gas Co. (a)                                                 1,200           111,504
                                 Copano Energy LLC Common Units                                             3,800           128,250
                                 DCP Midstream Partners LP                                                  1,400            40,950
                                 DPL, Inc.                                                                 10,835           285,827
                                 Delta Natural Gas Co., Inc.                                                  100             2,612
                                 Eagle Rock Energy Partners LP                                              4,000            65,440
                                 El Paso Electric Co. (a)                                                   4,800            95,040
                                 El Paso Pipeline Partners LP                                               2,600            53,690
                                 The Empire District Electric Co.                                           3,700            68,598
                                 EnerNOC, Inc. (a)(b)                                                       1,400            25,130
                                 Energen Corp.                                                              6,200           483,786
                                 Energy East Corp.                                                         13,600           336,192
                                 Energy Transfer Partners LP                                                7,600           330,372
                                 Energy West, Inc.                                                            300             3,237
                                 EnergySouth, Inc.                                                            450            22,077
                                 Equitable Resources, Inc.                                                 12,280           848,057
                                 Evergreen Energy, Inc. (a)(b)                                              4,700             8,178
                                 Florida Public Utilities Co.                                                 199             2,368
                                 GeoMet, Inc. (a)                                                             100               948
                                 Global Partners LP                                                         1,000            15,830
                                 Great Plains Energy, Inc.                                                  7,000           176,960
                                 GreenHunter Energy, Inc. (a)                                                 300             4,098
                                 Hawaiian Electric Industries, Inc.                                         8,120           200,808

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 IDACORP, Inc.                                                              4,400     $     127,116
                                 The Laclede Group, Inc.                                                    2,200            88,814
                                 MDU Resources Group, Inc.                                                 14,825           516,800
                                 MGE Energy, Inc.                                                           2,300            75,026
                                 Magellan Midstream Holdings LP                                             2,300            51,750
                                 Middlesex Water Co.                                                          766            12,708
                                 Mirant Corp. (a)                                                          20,400           798,660
                                 Mitcham Industries, Inc. (a)                                               1,700            29,036
                                 NRG Energy, Inc. (a)                                                      22,460           963,534
                                 NSTAR                                                                     10,200           344,964
                                 National Fuel Gas Co.                                                      6,350           377,698
                                 New Jersey Resources Corp.                                                 4,260           139,089
                                 NorthWestern Corp.                                                         4,100           104,222
                                 Northeast Utilities Inc.                                                  15,000           382,950
                                 Northwest Natural Gas Co.                                                  2,700           124,902
                                 OGE Energy Corp.                                                           7,700           244,167
                                 ONEOK Partners LP                                                          5,000           279,500
                                 Oneok, Inc.                                                                9,090           443,865
                                 Ormat Technologies, Inc.                                                   1,800            88,524
                                 Otter Tail Corp.                                                           2,800           108,724
                                 PNM Resources, Inc.                                                        7,000            83,720
                                 Pennichuck Corp.                                                             177             4,098
                                 Piedmont Natural Gas Co. (b)                                               7,000           183,120
                                 Pike Electric Corp. (a)                                                    2,600            43,186
                                 Portland General Electric Co.                                              6,400           144,128
                                 Puget Energy, Inc.                                                         9,800           235,102
                                 Regency Energy Partners LP                                                 2,800            67,872
                                 Reliant Energy, Inc. (a)                                                  34,100           725,307
                                 Renegy Holdings, Inc. (a)                                                    396             1,445
                                 SCANA Corp.                                                               10,000           370,000
                                 SJW Corp.                                                                    600            15,840
                                 SMF Energy Corp. (a)                                                         600               324
                                 SemGroup Energy Partners LP                                                2,900            73,486
                                 Sierra Pacific Resources                                                  22,500           285,975
                                 South Jersey Industries, Inc.                                              2,800           104,608
                                 Southern Union Co.                                                        10,554           285,169
                                 Southwest Gas Corp.                                                        3,200            95,136
                                 Southwest Water Co.                                                        3,671            36,783
                                 Spectra Energy Partners LP (b)                                             1,700            39,185
                                 Star Gas Partners LP (a)                                                   1,100             3,069
                                 Targa Resources Partners LP                                                4,400           101,420
                                 Transmeridian Exploration, Inc. (a)(b)                                     8,600             5,418
                                 UGI Corp.                                                                  9,260           265,855
                                 UIL Holdings Corp.                                                         1,833            53,909
                                 Unisource Energy Corp.                                                     3,600           111,636
                                 Vectren Corp.                                                              7,400           230,954
                                 Venoco, Inc. (a)                                                           2,100            48,741

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 VeraSun Energy Corp. (a)(b)                                               10,457     $      43,187
                                 WGL Holdings, Inc.                                                         4,800           166,752
                                 Westar Energy, Inc.                                                       10,125           217,789
                                 Wisconsin Energy Corp.                                                    11,080           501,038
                                                                                                                      -------------
                                                                                                                         15,355,161
-----------------------------------------------------------------------------------------------------------------------------------
Food & Agriculture - 2.2%        Alico, Inc.                                                                  400            13,864
                                 The Andersons, Inc.                                                        2,000            81,420
                                 Applied Energetics, Inc. (a)(b)                                            3,765             5,986
                                 B&G Foods, Inc. Class A                                                    5,200            48,568
                                 Bridgford Foods Corp. (a)                                                    500             3,025
                                 Bunge Ltd. (b)                                                            11,500         1,238,435
                                 Burger King Holdings, Inc.                                                 9,100           243,789
                                 CF Industries Holdings, Inc.                                               5,300           809,840
                                 Cagle's, Inc. Class A (a)                                                    200             1,100
                                 Cal-Maine Foods, Inc. (b)                                                  1,700            56,083
                                 Chiquita Brands International, Inc. (a)                                    4,702            71,329
                                 Coca-Cola Bottling Co. Consolidated                                          400            14,792
                                 Consolidated-Tomoka Land Co.                                                 300            12,618
                                 Corn Products International, Inc.                                          6,200           304,482
                                 Cuisine Solutions, Inc. (a)                                                1,200             2,580
                                 Dairy Mart Convenience Stores, Inc. (a)                                      500                 0
                                 Darling International, Inc. (a)                                            8,200           135,464
                                 Del Monte Foods Co.                                                       15,500           110,050
                                 Diamond Foods, Inc.                                                          300             6,912
                                 Dr. Pepper Snapple Group, Inc. (a)                                        25,100           526,598
                                 Eden Bioscience Corp. (a)                                                    299               449
                                 Farmer Bros. Co.                                                             700            14,805
                                 Fisher Communications, Inc. (a)                                              100             3,444
                                 Flowers Foods, Inc.                                                        8,018           227,230
                                 Fresh Del Monte Produce, Inc. (a)                                          4,700           110,779
                                 Gehl Co. (a)                                                               1,100            16,269
                                 Golden Enterprises, Inc.                                                     600             1,188
                                 Green Mountain Coffee Roasters, Inc. (a)                                   2,300            86,411
                                 Griffin Land & Nurseries, Inc.                                             1,000            30,700
                                 Hain Celestial Group, Inc. (a)                                             3,939            92,488
                                 Hormel Foods Corp.                                                         6,986           241,785
                                 Imperial Sugar Co. New Shares                                              1,712            26,587
                                 Ingles Markets, Inc. Class A                                               2,300            53,659
                                 J&J Snack Foods Corp.                                                      2,200            60,302
                                 The J.M. Smucker Co.                                                       4,519           183,652
                                 John B. Sanfilippo & Son, Inc. (a)                                           700             6,083
                                 Jones Soda Co. (a)(b)                                                      4,200            13,524
                                 Lance, Inc.                                                                2,200            41,294
                                 Lifeway Foods, Inc. (a)                                                    2,200            26,158
                                 MGP Ingredients, Inc.                                                      2,900            16,820
                                 Maui Land & Pineapple Co., Inc. (a)                                          400            11,780

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Monterey Gourmet Foods, Inc. (a)                                             700     $       1,414
                                 Nash Finch Co.                                                             1,220            41,809
                                 Neogen Corp. (a)                                                           1,312            30,032
                                 NitroMed, Inc. (a)                                                         5,900             5,900
                                 The Pantry, Inc. (a)                                                       2,200            23,452
                                 Peet's Coffee & Tea, Inc. (a)                                              2,200            43,604
                                 PepsiAmericas, Inc.                                                        6,227           123,170
                                 Pilgrim's Pride Corp.                                                      5,200            67,548
                                 Ralcorp Holdings, Inc. (a)                                                 2,632           130,126
                                 Rocky Mountain Chocolate Factory, Inc.                                     1,495            14,397
                                 Sanderson Farms, Inc.                                                      2,150            74,218
                                 Schiff Nutrition International, Inc.                                       4,200            23,520
                                 The Scotts Miracle-Gro Co.                                                 4,500            79,065
                                 Seaboard Corp.                                                                40            62,040
                                 Seneca Foods Corp. (a)                                                       200             4,170
                                 Smart Balance, Inc. (a)                                                    3,500            25,235
                                 Smithfield Foods, Inc. (a)                                                12,088           240,309
                                 SoftBrands, Inc. (a)                                                         114               116
                                 Spartan Stores, Inc.                                                       2,500            57,500
                                 Susser Holdings Corp. (a)                                                  1,900            18,392
                                 Tasty Baking Co.                                                             400             2,180
                                 Tejon Ranch Co. (a)                                                          600            21,636
                                 Terra Industries, Inc.                                                     8,600           424,410
                                 Tootsie Roll Industries, Inc. (b)                                          2,151            54,055
                                 TreeHouse Foods, Inc. (a)                                                  1,812            43,959
                                 United Natural Foods, Inc. (a)                                             4,100            79,868
                                 Willamette Valley Vineyards, Inc. (a)                                        800             4,088
                                 Winn-Dixie Stores, Inc. (a)                                                4,700            75,294
                                 Zanett, Inc. (a)                                                             125               166
                                 Zapata Corp. (a)                                                             800             5,592
                                                                                                                      -------------
                                                                                                                          6,729,607
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                      Allied Nevada Gold Corp. (a)                                               5,800            34,162
                                 Aurora Oil & Gas Corp. (a)                                                 1,200               516
                                 NGAS Resources, Inc. (a)                                                   4,700            43,616
                                 Royal Gold, Inc.                                                           3,335           104,586
                                 US Gold Corp. (a)                                                          9,100            21,112
                                                                                                                      -------------
                                                                                                                            203,992
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.4%                 21st Century Holding Co.                                                   1,300            10,621
                                 AMBAC Financial Group, Inc.                                               30,400            40,736
                                 Affirmative Insurance Holdings, Inc.                                       2,600            17,680
                                 Alleghany Corp. (a)                                                          554           183,956
                                 Allied World Assurance Holdings Ltd.                                       4,400           174,328
                                 AmCOMP, Inc. (a)                                                           3,200            31,104
                                 AmTrust Financial Services, Inc.                                           4,300            54,180
                                 American Equity Investment Life Holding Co.                                6,100            49,715
                                 American Financial Group, Inc.                                             7,250           193,937

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 American National Insurance Co.                                            1,600     $     156,832
                                 American Physicians Service Group, Inc.                                      700            15,323
                                 Amerisafe, Inc. (a)                                                        2,800            44,632
                                 Arch Capital Group Ltd. (a)                                                5,305           351,827
                                 Argo Group International Holdings Ltd. (a)                                 2,239            75,141
                                 Arthur J. Gallagher & Co.                                                  7,500           180,750
                                 Aspen Insurance Holdings Ltd.                                              7,500           177,525
                                 Assured Guaranty Ltd.                                                      6,100           109,739
                                 Atlantic American Corp. (a)                                                  700             1,274
                                 Axis Capital Holdings Ltd.                                                13,500           402,435
                                 Baldwin & Lyons, Inc. Class B                                                950            16,606
                                 Brown & Brown, Inc.                                                        9,800           170,422
                                 CNA Financial Corp.                                                        3,029            76,179
                                 CNA Surety Corp. (a)                                                       1,900            24,016
                                 CastlePoint Holdings, Ltd.                                                 4,800            43,632
                                 Conseco, Inc. (a)                                                         15,500           153,760
                                 Crawford & Co. Class B (a)                                                 3,200            25,568
                                 Darwin Professional Underwriters, Inc. (a)                                   200             6,160
                                 Delphi Financial Group, Inc. Class A                                       4,450           102,973
                                 Donegal Group, Inc. Class A                                                  400             6,348
                                 EMC Insurance Group, Inc.                                                  1,700            40,936
                                 Eastern Insurance Holdings, Inc.                                           1,900            29,640
                                 eHealth, Inc. (a)                                                          2,200            38,852
                                 Employers Holdings, Inc.                                                   3,700            76,590
                                 Endurance Specialty Holdings Ltd.                                          5,300           163,187
                                 Enstar Group Ltd. (a)                                                        500            43,750
                                 Erie Indemnity Co. Class A                                                 3,200           147,680
                                 Everest Re Group Ltd.                                                      5,500           438,405
                                 FBL Financial Group, Inc. Class A                                          1,700            33,796
                                 FPIC Insurance Group, Inc. (a)                                             1,200            54,384
                                 Fidelity National Title Group, Inc. Class A                               20,764           261,626
                                 First American Corp.                                                       7,835           206,844
                                 First Mercury Financial Corp. (a)                                          2,500            44,100
                                 First United Corp.                                                           400             7,268
                                 Flagstone Reinsurance Holdings Ltd.                                        4,500            53,055
                                 Greenlight Capital Re Ltd. (a)                                             3,800            86,868
                                 HCC Insurance Holdings, Inc.                                              11,150           235,711
                                 The Hanover Insurance Group, Inc.                                          4,200           178,500
                                 Harleysville Group, Inc.                                                   1,400            47,362
                                 Hilb Rogal & Hobbs Co.                                                     2,900           126,034
                                 Horace Mann Educators Corp.                                                4,300            60,286
                                 IPC Holdings, Ltd.                                                         5,500           146,025
                                 Independence Holding Co.                                                     720             7,034
                                 Infinity Property & Casualty Corp.                                         1,800            74,736
                                 Isolagen, Inc. (a)                                                         6,000             1,980
                                 Kansas City Life Insurance Co.                                             1,000            41,700
                                 LandAmerica Financial Group, Inc.                                          1,500            33,285

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Life Partners Holdings, Inc. (b)                                           1,225     $      24,476
                                 Markel Corp. (a)                                                             897           329,199
                                 Max Capital Group Ltd.                                                     5,300           113,049
                                 Meadowbrook Insurance Group, Inc.                                          3,900            20,670
                                 Mercer Insurance Group, Inc.                                               1,600            27,840
                                 Mercury General Corp.                                                      2,500           116,800
                                 Montpelier Re Holdings Ltd.                                                6,900           101,775
                                 NYMAGIC, Inc.                                                                600            11,496
                                 National Atlantic Holdings Corp. (a)                                       3,200            19,360
                                 National Interstate Corp.                                                    600            11,028
                                 Nationwide Financial Services, Inc. Class A                                5,200           249,652
                                 Navigators Group, Inc. (a)                                                 1,700            91,885
                                 Odyssey Re Holdings Corp.                                                  2,600            92,300
                                 Old Republic International Corp.                                          19,412           229,838
                                 OneBeacon Insurance Group Ltd.                                             2,400            42,168
                                 PMA Capital Corp. Class A (a)                                              4,695            43,241
                                 The PMI Group, Inc.                                                        2,400             4,680
                                 PartnerRe Ltd.                                                             5,400           373,302
                                 Penn Treaty American Corp. (a)                                               250             1,210
                                 Philadelphia Consolidated Holding Co. (a)                                  5,200           176,644
                                 The Phoenix Cos., Inc.                                                     7,300            55,553
                                 Pico Holdings, Inc. (a)                                                    2,000            86,900
                                 Platinum Underwriters Holdings Ltd.                                        5,000           163,050
                                 Presidential Life Corp.                                                    3,400            52,428
                                 ProAssurance Corp. (a)                                                     3,000           144,330
                                 Protective Life Corp.                                                      5,800           220,690
                                 RLI Corp.                                                                  2,000            98,940
                                 Radian Group, Inc. (b)                                                     4,544             6,589
                                 Reinsurance Group of America, Inc.                                         2,900           126,208
                                 RenaissanceRe Holdings Ltd.                                                5,700           254,619
                                 SCPIE Holdings, Inc. (a)                                                     400            11,196
                                 Safety Insurance Group, Inc.                                               1,800            64,170
                                 SeaBright Insurance Holdings, Inc. (a)                                     2,900            41,992
                                 Security Capital Assurance Ltd.                                            4,800             1,392
                                 Selective Insurance Group, Inc.                                            3,900            73,164
                                 Stancorp Financial Group, Inc.                                             4,000           187,840
                                 State Auto Financial Corp.                                                 1,425            34,100
                                 Stewart Information Services Corp.                                         2,200            42,548
                                 Tower Group, Inc.                                                          2,500            52,975
                                 Transatlantic Holdings, Inc.                                               2,631           148,573
                                 Triad Guaranty, Inc. (a)(b)                                                2,900             3,016
                                 Unico American Corp. (a)                                                     300             2,610
                                 United America Indemnity, Ltd. (a)                                         3,900            52,143
                                 United Fire & Casualty Co.                                                 2,000            53,860
                                 Unitrin, Inc.                                                              4,500           124,065
                                 Universal American Financial Corp. (a)                                     5,400            55,188
                                 Universal Insurance Holdings, Inc.                                           400             1,416

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Validus Holdings Ltd.                                                      3,300     $      70,125
                                 W.R. Berkley Corp.                                                        12,990           313,838
                                 WellCare Health Plans, Inc. (a)                                            4,100           148,215
                                 Zenith National Insurance Corp.                                            2,850           100,206
                                                                                                                      -------------
                                                                                                                         10,449,585
-----------------------------------------------------------------------------------------------------------------------------------
International Oil - 0.0%         ATP Oil & Gas Corp. (a)                                                    3,100           122,357
                                 Sulphco, Inc. (a)(b)                                                       4,700            10,669
                                                                                                                      -------------
                                                                                                                            133,026
-----------------------------------------------------------------------------------------------------------------------------------
Liquor - 0.1%                    Boston Beer Co., Inc. Class A (a)                                          1,500            61,020
                                 Central European Distribution Corp. (a)                                    2,912           215,925
                                 National Beverage Corp.                                                    2,760            20,065
                                 Pyramid Breweries, Inc. (a)                                                  100               271
                                                                                                                      -------------
                                                                                                                            297,281
-----------------------------------------------------------------------------------------------------------------------------------
Media - 2.0%                     ACCO Brands Corp. (a)                                                      3,100            34,813
                                 AH Belo Corp.                                                              1,296             7,387
                                 Acme Communications, Inc. (a)                                              1,000             1,380
                                 America's Car Mart, Inc. (a)                                               2,250            40,320
                                 Beasley Broadcasting Group, Inc. Class A                                   4,100            18,737
                                 Belo Corp. Class A                                                         6,480            47,369
                                 Blockbuster, Inc. Class A (a)(b)                                          19,100            47,750
                                 CTN Media Group, Inc. (a)                                                     50                 0
                                 Cablevision Systems Corp. Class A (a)                                     21,900           494,940
                                 Carmike Cinemas, Inc.                                                      2,500            14,675
                                 Charter Communications, Inc. Class A (a)(b)                               29,000            30,450
                                 Cinemark Holdings, Inc.                                                    3,700            48,322
                                 Citadel Broadcasting Corp. (a)(b)                                         19,200            23,424
                                 Coleman Cable, Inc. (a)                                                    2,300            23,736
                                 Consolidated Graphics, Inc. (a)                                            1,300            64,051
                                 Crown Media Holdings, Inc. Class A (a)                                     1,500             7,110
                                 Cumulus Media, Inc. Class A (a)                                            6,165            24,290
                                 DISH Network Corp. (a)                                                    20,765           607,999
                                 Document Security Systems, Inc. (a)(b)                                     2,500            12,150
                                 Dolan Media Co. (a)                                                        2,500            45,500
                                 DreamWorks Animation SKG, Inc. Class A (a)                                 5,700           169,917
                                 EchoStar Holding Corp. (a)                                                 4,173           130,281
                                 Emmis Communications Corp. Class A (a)                                     6,400            16,128
                                 Entercom Communications Corp.                                              3,000            21,060
                                 Entravision Communications Corp. Class A (a)                               6,500            26,130
                                 Gartner, Inc. Class A (a)                                                  6,080           125,978
                                 GateHouse Media, Inc. (b)                                                  5,400            13,284
                                 Gaylord Entertainment Co. (a)                                              2,920            69,963
                                 Global Traffic Network, Inc. (a)                                           1,900            16,986
                                 Gray Television, Inc.                                                      2,200             6,314
                                 iBEAM Broadcasting Corp. (a)                                                  80                 0
                                 Idearc, Inc.                                                               8,900            20,915
                                 Internet Brands, Inc. Class A (a)                                          1,300             8,619

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Intraware, Inc. (a)                                                           20     $          85
                                 John Wiley & Sons, Inc. Class A                                            4,100           184,623
                                 Journal Communications, Inc. Class A                                       4,500            21,690
                                 The Knot, Inc. (a)                                                         2,200            21,516
                                 Lee Enterprises, Inc. (b)                                                  2,400             9,576
                                 Liberty Global, Inc. (a)                                                  28,441           893,901
                                 Liberty Global, Inc. Series C (a)                                          3,922           119,072
                                 Liberty Media Corp. - Entertainment Class A (a)                           49,628         1,202,486
                                 Lin TV Corp. Class A (a)                                                   3,200            19,072
                                 Live Nation, Inc. (a)                                                      5,500            58,190
                                 Loral Space & Communications Ltd. (a)                                      1,400            24,668
                                 Martha Stewart Living Omnimedia, Inc. Class A (a)                          3,600            26,640
                                 McClatchy Co. Class A (b)                                                  6,000            40,680
                                 Media General, Inc. Class A                                                3,000            35,850
                                 Mediacom Communications Corp. Class A (a)                                  7,100            37,914
                                 National CineMedia, Inc.                                                   4,700            50,102
                                 Navarre Corp. (a)                                                          5,600             9,184
                                 Network Equipment Technologies, Inc. (a)                                   1,400             4,970
                                 Nexstar Broadcasting Group, Inc. Class A (a)                               4,500            18,405
                                 Palatin Technologies, Inc. (a)                                            10,600             2,013
                                 Playboy Enterprises, Inc. Class B (a)                                      2,100            10,374
                                 Primedia, Inc.                                                             3,905            18,197
                                 Radio One, Inc. Class D (a)                                                2,000             2,580
                                 Regal Entertainment Group Series A                                         7,800           119,184
                                 Regent Communications, Inc. (a)                                            2,900             2,599
                                 Rewards Network, Inc. (a)                                                  1,500             5,955
                                 Saga Communications, Inc. Class A (a)                                      1,425             7,139
                                 Salem Communications Corp. Class A                                         1,600             3,152
                                 Scholastic Corp. (a)                                                       2,710            77,669
                                 Scripps Networks Interactive Class A (a)                                   8,200            25,174
                                 Sinclair Broadcast Group, Inc. Class A                                     8,700            66,120
                                 Source Interlink Cos., Inc. (a)(b)                                         8,630            19,072
                                 Spanish Broadcasting System, Inc. Class A (a)                              5,100             5,814
                                 TiVo, Inc. (a)                                                             7,165            44,208
                                 Time Warner Cable, Inc. (a)                                               15,300           405,144
                                 Triple Crown Media, Inc. (a)                                                 320               150
                                 United Capital Corp. (a)                                                     600            11,520
                                 Valassis Communications, Inc. (a)                                          3,700            46,324
                                 ValueVision Media, Inc. Class A (a)                                        2,800             9,996
                                 WPT Enterprises, Inc. (a)                                                  2,100             2,163
                                 Westwood One, Inc. (a)                                                     3,600             4,464
                                 WorldSpace, Inc. Class A (a)(b)                                            6,900            12,903
                                 XM Satellite Radio Holdings, Inc. Class A (a)                             27,875           218,540
                                 Young Broadcasting, Inc. Class A (a)                                       2,400               336
                                                                                                                      -------------
                                                                                                                          6,119,392
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous - 0.6%             Alliance Holdings GP LP                                                    1,300     $      38,753
                                 Calavo Growers, Inc.                                                         100             1,225
                                 Ceco Environmental Corp. (a)                                               1,900            11,191
                                 Coinstar, Inc. (a)                                                         2,700            88,317
                                 Complete Production Services, Inc. (a)                                     5,000           182,100
                                 Delek US Holdings, Inc.                                                    1,600            14,736
                                 DynCorp. International, Inc. (a)                                           2,600            39,390
                                 FLO Corp. (a)                                                                 65                16
                                 Force Protection, Inc. (a)(b)                                              6,400            21,184
                                 Gerber Scientific, Inc. (a)                                                1,300            14,794
                                 Graham Corp.                                                                 650            48,172
                                 HSW International, Inc. (a)                                                  400             1,160
                                 International Coal Group, Inc. (a)(b)                                     10,800           140,940
                                 Liberty Media Holding Corp. - Capital (a)                                 13,207           190,181
                                 Liberty Media Holding Corp. - Interactive (a)                             57,636           850,707
                                 Northstar Neuroscience, Inc. (a)                                             500               795
                                 Penson Worldwide, Inc. (a)                                                 2,700            32,265
                                 Smith & Wesson Holding Corp. (a)                                           2,900            15,109
                                 Teekay LNG Partners LP                                                     1,800            47,394
                                                                                                                      -------------
                                                                                                                          1,738,429
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance - 10.3%    1st Source Corp.                                                           1,210            19,481
                                 Acacia Research - Acacia Technologies (a)                                  2,100             9,408
                                 Advance America, Cash Advance Centers, Inc.                                4,200            21,336
                                 Advanta Corp. Class B                                                      4,950            31,135
                                 Affiliated Managers Group, Inc. (a)                                        3,900           351,234
                                 Agree Realty Corp.                                                         1,400            30,870
                                 AllianceBernstein Holding LP                                               2,800           153,104
                                 Amcore Financial, Inc.                                                     3,120            17,659
                                 AmeriCredit Corp. (a)(b)                                                   8,850            76,287
                                 American Campus Communities, Inc.                                          3,976           110,685
                                 Ampal-American Israel Corp. Class A (a)                                    1,200             5,412
                                 Anchor Bancorp Wisconsin, Inc.                                             2,600            18,226
                                 Ashford Hospitality Trust, Inc.                                            6,800            31,416
                                 Asset Acceptance Capital Corp.                                             2,100            25,662
                                 Asta Funding, Inc.                                                         1,600            14,496
                                 Astoria Financial Corp.                                                    8,550           171,684
                                 Atlantic Coast Federal Corp.                                                  74               547
                                 BGC Partners, Inc. (a)                                                     3,200            24,160
                                 BOK Financial Corp.                                                        2,301           122,988
                                 BP Prudhoe Bay Royalty Trust                                               2,200           227,392
                                 Bancorp Rhode Island, Inc.                                                 1,100            31,427
                                 Bank of the Ozarks, Inc.                                                   2,300            34,178
                                 BankUnited Financial Corp. Class A (b)                                     5,535             5,313
                                 Banner Corp.                                                               2,100            18,606
                                 Berkshire Hathaway, Inc. Class A (a)(b)                                      101        12,195,750
                                 Berkshire Hills Bancorp, Inc.                                              1,400            33,110

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 BlackRock, Inc. (e)                                                        1,900     $     336,300
                                 Blackstone Group LP (b)                                                   14,400           262,224
                                 Broadpoint Securities Group, Inc. (a)                                      2,400             4,800
                                 Broadridge Financial Solutions LLC                                        11,600           244,180
                                 Brookfield Infrastructure Partners LP                                      1,500            29,400
                                 CVB Financial Corp.                                                        7,275            68,676
                                 Calamos Asset Management, Inc. Class A                                     1,700            28,951
                                 Camco Financial Corp.                                                        500             5,065
                                 CapLease, Inc.                                                             4,600            34,454
                                 Capital Corp. of the West                                                    540             2,052
                                 Capital Trust, Inc. (b)                                                    2,100            40,341
                                 CapitalSource, Inc. (b)                                                   16,441           182,166
                                 Cascade Financial Corp.                                                      515             3,353
                                 Cash America International, Inc.                                           3,000            93,000
                                 Cathay General Bancorp (b)                                                 5,322            57,850
                                 Centerline Holding Co.                                                     3,600             6,012
                                 Central Pacific Financial Corp.                                            3,476            37,054
                                 Cenveo, Inc. (a)                                                           3,100            30,287
                                 Charter Financial Corp.                                                      500            11,125
                                 Citizens First Bancorp, Inc.                                               1,600             9,600
                                 Citizens, Inc. (a)(b)                                                      2,890            17,716
                                 Clayton Holdings, Inc. (a)                                                   400             2,388
                                 Cohen & Steers, Inc.                                                       1,800            46,746
                                 CompuCredit Corp. (a)(b)                                                   4,900            29,400
                                 Corrections Corp. of America (a)                                          12,000           329,640
                                 Covanta Holding Corp. (a)                                                 11,180           298,394
                                 Cowen Group, Inc. (a)                                                      2,400            18,528
                                 Cross Timbers Royalty Trust                                                  956            57,532
                                 Deerfield Capital Corp. (b)                                                3,540             2,797
                                 Diamond Hill Investments Group (a)                                           300            25,050
                                 Dime Community Bancshares, Inc.                                            3,700            61,087
                                 Downey Financial Corp. (b)                                                 2,000             5,540
                                 Duff & Phelps Corp. (a)                                                    1,200            19,872
                                 ESB Financial Corp.                                                          629             6,120
                                 Eastern Virginia Bankshares, Inc.                                            300             4,800
                                 Eaton Vance Corp.                                                         10,200           405,552
                                 Encore Capital Group, Inc. (a)                                             1,600            14,128
                                 Epoch Holding Corp.                                                        3,000            27,360
                                 Evercore Partners, Inc. Class A                                              700             6,650
                                 Extra Space Storage, Inc.                                                  8,160           125,338
                                 Ezcorp, Inc. (a)                                                           4,100            52,275
                                 FBR Capital Markets Corp. (a)                                              3,400            17,102
                                 FCStone Group, Inc. (a)                                                    2,450            68,429
                                 The FINOVA Group, Inc. (a)                                                   900                23
                                 Federal Agricultural Mortgage Corp. Class B                                  100             2,478
                                 Financial Federal Corp.                                                    1,900            41,724
                                 First Defiance Financial Corp.                                               500             8,005

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 First Financial Corp.                                                        800     $      24,488
                                 First Financial Holdings, Inc.                                             1,400            24,052
                                 First Financial Northwest, Inc.                                            4,400            43,692
                                 The First Marblehead Corp.                                                 6,200            15,934
                                 First Place Financial Corp.                                                  615             5,781
                                 FirstFed Financial Corp. (a)(b)                                            1,900            15,276
                                 Flagstar Bancorp, Inc. (b)                                                 3,600            10,836
                                 Flushing Financial Corp.                                                   2,950            55,903
                                 Fortress Investment Group LLC (b)                                          4,100            50,512
                                 Franklin Street Properties Corp.                                           6,600            83,424
                                 Friedman Billings Ramsey Group, Inc. Class A                               9,710            14,565
                                 Frontline Capital Group (a)                                                  300                 0
                                 GAMCO Investors, Inc. Class A                                                700            34,734
                                 GFI Group, Inc.                                                            6,400            57,664
                                 GLG Partners, Inc. (b)                                                    20,600           160,680
                                 Glacier Bancorp, Inc. (b)                                                  5,656            90,439
                                 Gramercy Capital Corp.                                                     2,839            32,904
                                 Greenhill & Co., Inc.                                                        900            48,474
                                 HMN Financial, Inc.                                                          900            13,905
                                 Heartland Payment Systems, Inc. (b)                                        2,000            47,200
                                 Heritage Financial Corp.                                                     420             6,657
                                 Hersha Hospitality Trust                                                   4,100            30,955
                                 Hugoton Royalty Trust                                                      4,000           148,000
                                 IBERIABANK Corp.                                                           1,300            57,811
                                 ITC Holdings Corp.                                                         4,900           250,439
                                 Independence Federal Savings Bank (a)                                        242             1,392
                                 Independent Bank Corp./MI                                                  2,524            10,096
                                 IndyMac Bancorp, Inc. (b)                                                 13,400             8,308
                                 InnSuites Hospitality Trust                                                  800               880
                                 Interactive Brokers Group, Inc. Class A (a)                                4,100           131,733
                                 International Assets Holding Corp., Inc. (a)                               1,000            30,060
                                 International Bancshares Corp.                                             6,141           131,233
                                 Invesco Ltd. (d)                                                          36,800           882,464
                                 Investment Technology Group, Inc. (a)                                      4,500           150,570
                                 JMP Group, Inc.                                                            4,100            27,101
                                 Jackson Hewitt Tax Service, Inc.                                           2,900            35,438
                                 Jefferies Group, Inc. New Shares (b)                                      11,100           186,702
                                 KBW, Inc. (a)                                                              2,200            45,276
                                 KKR Financial Holdings LLC                                                12,200           128,100
                                 Knight Capital Group, Inc. Class A (a)                                     9,500           170,810
                                 LaBranche & Co., Inc. (a)                                                  3,600            25,488
                                 Ladenburg Thalmann Financial Services, Inc. (a)(b)                         5,581             8,427
                                 Lazard Ltd. Class A                                                        4,400           150,260
                                 Lincoln Bancorp                                                            1,000            11,100
                                 Lipid Sciences, Inc. (a)                                                   1,000               420
                                 MB Financial, Inc.                                                         3,650            82,016
                                 MDRNA, Inc. (a)                                                            3,390             4,136

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 MF Global Ltd. (a)                                                         8,700     $      54,897
                                 MSCI, Inc. (a)                                                             4,700           170,563
                                 Malan Realty Investors, Inc. (a)(f)                                          200                 0
                                 MasterCard, Inc. Class A                                                   6,806         1,807,129
                                 Maxus Realty Trust, Inc.                                                     300             3,003
                                 McGrath RentCorp                                                           1,200            29,508
                                 Medallion Financial Corp.                                                  3,300            31,086
                                 Medical Properties Trust, Inc.                                             7,100            71,852
                                 Merriman Curhan Ford Group, Inc. (a)                                         900             1,134
                                 MicroFinancial, Inc.                                                         500             1,855
                                 Mid Penn Bancorp, Inc.                                                       115             2,898
                                 MoneyGram International, Inc. (b)                                          2,100             1,894
                                 Monmouth Real Estate Investment Corp. Class A                              2,462            15,757
                                 MutualFirst Financial, Inc.                                                  300             2,943
                                 NASB Financial, Inc.                                                         400             7,112
                                 The NASDAQ Stock Market, Inc. (a)                                         14,600           387,630
                                 National Financial Partners Corp. (b)                                      3,600            71,352
                                 National Security Group, Inc.                                                120             1,772
                                 National Western Life Insurance Co. Class A                                  356            77,786
                                 Nelnet, Inc. Class A                                                       3,100            34,813
                                 New York Community Bancorp, Inc.                                          32,341           576,963
                                 NewStar Financial, Inc. (a)                                                2,900            17,139
                                 North American Scientific, Inc. (a)                                           80                82
                                 Northwest Bancorp, Inc.                                                    2,000            43,640
                                 Nymex Holdings, Inc.                                                       8,200           692,736
                                 Och-Ziff Capital Management Group LLC (b)                                  3,700            70,337
                                 Ocwen Financial Corp. (a)                                                  4,700            21,855
                                 One Liberty Properties, Inc.                                                 700            11,417
                                 optionsXpress Holdings, Inc.                                               5,700           127,338
                                 Oritani Financial Corp. (a)                                                1,400            22,400
                                 PAB Bankshares, Inc.                                                         612             5,025
                                 PMC Commercial Trust                                                       2,125            17,000
                                 PVF Capital Corp.                                                            321             2,330
                                 PacWest Bancorp                                                            2,961            44,060
                                 Pacific Capital Bancorp                                                    5,010            69,038
                                 Piper Jaffray Cos. (a)                                                     2,045            59,980
                                 Portfolio Recovery Associates, Inc. (a)(b)                                 1,200            45,000
                                 Provident Financial Holdings, Inc.                                           500             4,720
                                 Provident Financial Services, Inc.                                         4,689            65,693
                                 Pzena Investment Management, Inc. Class A (b)                                870            11,101
                                 Raymond James Financial, Inc.                                              8,450           222,996
                                 Reis, Inc. (a)                                                             2,000            10,980
                                 Renasant Corp.                                                             2,475            36,457
                                 Resource America, Inc. Class A                                             1,000             9,320
                                 Riskmetrics Group, Inc. (a)                                                1,600            31,424
                                 Riverview Bancorp, Inc.                                                      200             1,480
                                 Roberts Realty Investors, Inc. (a)                                           300             1,650

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Roma Financial Corp.                                                         800     $      10,480
                                 Rome Bancorp, Inc.                                                         2,800            31,080
                                 SEI Investments Co.                                                       13,220           310,934
                                 SWS Group, Inc.                                                            2,265            37,622
                                 Sanders Morris Harris Group, Inc.                                          4,200            28,476
                                 Santander BanCorp                                                            703             7,459
                                 Security Bank Corp.                                                          384             2,250
                                 Siebert Financial Corp.                                                    3,300            10,032
                                 Specialty Underwriters' Alliance, Inc. (a)                                 3,600            19,332
                                 Sterling Financial Corp.                                                   4,843            20,050
                                 Stifel Financial Corp. (a)                                                 1,800            61,902
                                 Student Loan Corp.                                                           420            41,194
                                 Supertel Hospitality, Inc.                                                   300             1,488
                                 TD Ameritrade Holding Corp. (a)                                           23,780           430,180
                                 TF Financial Corp.                                                           100             2,150
                                 Tarragon Corp. (a)(b)                                                      4,679             8,188
                                 Thomas Weisel Partners Group, Inc. (a)                                     2,800            15,316
                                 TierOne Corp.                                                              1,100             5,049
                                 U.S. Global Investors, Inc. (b)                                            1,600            26,800
                                 United Community Banks, Inc. (b)                                           5,200            44,356
                                 United PanAm Financial Corp. (a)                                           1,000             2,250
                                 Value Line, Inc.                                                             100             3,325
                                 ViewPoint Financial Group                                                  3,000            44,160
                                 Visa, Inc. Class A                                                        43,600         3,545,116
                                 W Holding Co., Inc. (b)                                                   10,252             8,714
                                 W.P. Carey & Co. LLC                                                       2,200            63,162
                                 W.P. Stewart & Co. Ltd. (b)                                                3,500             5,320
                                 WVS Financial Corp.                                                          200             3,180
                                 Waddell & Reed Financial, Inc. Class A                                     7,200           252,072
                                 Washington Federal, Inc.                                                   8,561           154,954
                                 Wauwatosa Holdings, Inc. (a)                                                 600             6,372
                                 Wayne Savings Bancshares, Inc.                                               151             1,385
                                 Webster Financial Corp.                                                    5,373            99,938
                                 Wesco Financial Corp.                                                        145            55,390
                                 West Bancorp., Inc.                                                          840             7,308
                                 Westfield Financial, Inc.                                                  4,300            38,915
                                 White Mountains Insurance Group, Inc.                                        772           331,188
                                 Willis Lease Finance Corp. (a)                                               200             2,136
                                 Willow Grove Bancorp, Inc.                                                 1,467            11,956
                                 Winthrop Realty Trust, Inc.                                                8,856            31,882
                                 World Acceptance Corp. (a)                                                 1,700            57,239
                                 Wright Express Corp. (a)                                                   2,700            66,960
                                                                                                                      -------------
                                                                                                                         31,413,870
-----------------------------------------------------------------------------------------------------------------------------------
Motor Vehicles - 1.0%            A.O. Smith Corp.                                                           2,200            72,226
                                 ATC Technology Corp. (a)                                                   2,505            58,316
                                 Accuride Corp. (a)                                                           700             2,975

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 American Axle & Manufacturing Holdings, Inc.                               5,000     $      39,950
                                 Amerigon Inc. (a)                                                          2,700            19,143
                                 Arctic Cat, Inc.                                                           1,300            10,205
                                 ArvinMeritor, Inc.                                                         7,100            88,608
                                 BorgWarner, Inc.                                                          11,000           488,180
                                 CSK Auto Corp. (a)                                                         2,600            27,248
                                 Cascade Corp.                                                              1,200            50,784
                                 Coachmen Industries, Inc.                                                  1,100             2,332
                                 Commercial Vehicle Group, Inc. (a)                                           400             3,740
                                 Dana Holding Corp. (a)                                                     5,100            27,285
                                 Donaldson Co., Inc.                                                        6,200           276,768
                                 Dorman Products, Inc. (a)                                                  1,300            10,478
                                 Federal-Mogul Corp. Class A (a)                                            2,600            41,938
                                 Fleetwood Enterprises, Inc. (a)(b)                                         3,690             9,668
                                 FortuNet, Inc. (a)(b)                                                      2,100            13,146
                                 Fuel Systems Solutions, Inc. (a)                                           1,250            48,125
                                 Gentex Corp.                                                              13,890           200,572
                                 Group 1 Automotive, Inc.                                                   2,600            51,662
                                 H&E Equipment Services, Inc. (a)                                           3,200            38,464
                                 Hayes Lemmerz International, Inc. (a)                                      7,100            20,164
                                 LKQ Corp. (a)                                                             13,600           245,752
                                 Lear Corp. (a)                                                             6,345            89,972
                                 Lithia Motors, Inc. Class A                                                1,000             4,920
                                 MarineMax, Inc. (a)                                                        1,300             9,321
                                 Midas, Inc. (a)                                                            2,200            29,700
                                 Modine Manufacturing Co.                                                   1,900            23,503
                                 Monaco Coach Corp.                                                         3,900            11,856
                                 Monro Muffler, Inc.                                                        1,125            17,426
                                 Myers Industries, Inc.                                                     2,120            17,278
                                 Noble International Ltd.                                                     850             3,800
                                 Oshkosh Corp.                                                              6,200           128,278
                                 Penske Auto Group, Inc.                                                    4,200            61,908
                                 Polaris Industries, Inc. (b)                                               2,900           117,102
                                 Proliance International, Inc. (a)                                            447               425
                                 Rush Enterprises, Inc. Class A (a)                                         3,850            46,239
                                 Sonic Automotive, Inc.                                                     1,800            23,202
                                 Spartan Motors, Inc.                                                       2,275            16,994
                                 Standard Motor Products, Inc.                                              1,300            10,608
                                 Stoneridge, Inc. (a)                                                       1,300            22,178
                                 Superior Industries International, Inc.                                    3,210            54,185
                                 TRW Automotive Holdings Corp. (a)                                          5,300            97,891
                                 Thor Industries, Inc. (b)                                                  3,685            78,343
                                 Titan International, Inc.                                                  2,700            96,174
                                 U.S. Auto Parts Network, Inc. (a)                                          4,600            16,652

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Visteon Corp. (a)                                                          7,700     $      20,251
                                 WABCO Holdings, Inc.                                                       5,900           274,114
                                 Winnebago Industries, Inc. (b)                                             3,100            31,589
                                                                                                                      -------------
                                                                                                                          3,151,638
-----------------------------------------------------------------------------------------------------------------------------------
Non-Durables - 1.7%              AFC Enterprises, Inc. (a)                                                  2,100            16,779
                                 Activision, Inc. (a)(c)                                                   27,444           935,017
                                 American Greetings Corp. Class A                                           3,900            48,126
                                 BJ's Restaurants, Inc. (a)                                                 1,100            10,703
                                 Benihana, Inc. (a)                                                           615             3,850
                                 Benihana, Inc. Class A (a)                                                 2,630            16,674
                                 Blue Nile, Inc. (a)(b)                                                     1,600            68,032
                                 Bob Evans Farms, Inc.                                                      3,100            88,660
                                 Bowl America, Inc. Class A                                                   210             2,929
                                 Brinker International, Inc.                                                9,800           185,220
                                 Buca, Inc. (a)                                                             2,600             1,011
                                 Buffalo Wild Wings, Inc. (a)                                               1,800            44,694
                                 CBRL Group, Inc.                                                           2,315            56,741
                                 CEC Entertainment, Inc. (a)                                                2,650            74,227
                                 CKE Restaurants, Inc.                                                      3,300            41,151
                                 Cabela's, Inc. Class A (a)(b)                                              4,100            45,141
                                 California Pizza Kitchen, Inc. (a)                                         3,000            33,570
                                 Centillium Communications, Inc. (a)                                        2,400             1,560
                                 Century Casinos, Inc. (a)                                                  5,100            16,728
                                 The Cheesecake Factory, Inc. (a)                                           6,417           102,094
                                 Cheniere Energy, Inc. (a)(b)                                               7,400            32,338
                                 Chipotle Mexican Grill, Inc. Class A (a)(b)                                3,200           264,384
                                 Churchill Downs, Inc.                                                        400            13,948
                                 Cosi, Inc. (a)                                                             5,500            13,805
                                 Denny's Corp. (a)                                                         10,600            30,104
                                 DineEquity, Inc. (b)                                                       1,700            63,512
                                 Domino's Pizza, Inc. (a)                                                   4,800            55,200
                                 Dover Motorsports, Inc.                                                    3,300            16,797
                                 Drew Industries, Inc. (a)                                                  2,200            35,090
                                 Einstein Noah Restaurant Group, Inc. (a)                                   1,100            12,177
                                 Famous Dave's of America, Inc. (a)                                         2,500            19,250
                                 Forward Industries, Inc. (a)                                               1,100             2,926
                                 Gaming Partners International Corp. (a)                                    1,400             5,432
                                 Hibbett Sports, Inc. (a)                                                   3,418            72,120
                                 Hollywood Media Corp. (a)                                                  4,300            10,535
                                 International Speedway Corp. Class A                                       3,200           124,896
                                 Isle of Capri Casinos, Inc. (a)                                            3,900            18,681
                                 Jack in the Box, Inc. (a)                                                  6,100           136,701
                                 Jakks Pacific, Inc. (a)                                                    3,013            65,834
                                 Kreisler Manufacturing Corp. (a)                                             300             3,675
                                 Krispy Kreme Doughnuts, Inc. (a)(b)                                        3,700            18,463
                                 Lancaster Colony Corp.                                                     2,800            84,784
                                 Landry's Restaurants, Inc. (b)                                             1,200            21,564
                                 Lazare Kaplan International, Inc. (a)                                        300             2,670

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Leapfrog Enterprises, Inc. (a)                                             2,500     $      20,800
                                 Lenox Group, Inc. (a)                                                        800               208
                                 LodgeNet Interactive Corp. (a)                                             3,000            14,730
                                 Luby's, Inc. (a)                                                           1,700            10,370
                                 Majesco Entertainment Co. (a)                                              1,500             1,260
                                 Marvel Entertainment, Inc. (a)                                             4,900           157,486
                                 McCormick & Schmick's Seafood Restaurants, Inc. (a)                        1,100            10,604
                                 Midway Games, Inc. (a)(b)                                                  9,200            20,240
                                 Movado Group, Inc.                                                         2,600            51,480
                                 O'Charleys, Inc.                                                           1,705            17,152
                                 Oil-Dri Corp. of America                                                     700            12,565
                                 P.F. Chang's China Bistro, Inc. (a)(b)                                     2,595            57,972
                                 Panera Bread Co. Class A (a)(b)                                            3,100           143,406
                                 Papa John's International, Inc. (a)                                        3,100            82,429
                                 Peco II, Inc. (a)                                                             90               303
                                 Penn National Gaming, Inc. (a)                                             6,600           212,190
                                 RC2 Corp. (a)                                                              1,670            30,995
                                 Red Robin Gourmet Burgers, Inc. (a)                                        1,900            52,706
                                 Regis Corp.                                                                3,100            81,685
                                 Ruby Tuesday, Inc.                                                         1,600             8,640
                                 Russ Berrie & Co., Inc. (a)                                                1,300            10,361
                                 Service Corp. International                                               21,600           212,976
                                 Servotronics, Inc.                                                           400             5,992
                                 Shutterfly, Inc. (a)                                                       2,400            29,304
                                 Sonic Corp. (a)                                                            6,437            95,268
                                 Sotheby's Holdings, Inc. Class A (b)                                       6,500           171,405
                                 The Steak n Shake Co. (a)                                                    900             5,697
                                 Steinway Musical Instruments, Inc. (a)                                     1,510            39,864
                                 Stewart Enterprises, Inc. Class A                                         10,200            73,440
                                 THQ, Inc. (a)                                                              6,850           138,781
                                 Take-Two Interactive Software, Inc. (a)                                    6,200           158,534
                                 Trans World Entertainment Corp. (a)                                        2,400             6,816
                                 Triarc Cos.                                                                5,100            32,283
                                 Trump Entertainment Resorts, Inc. (a)(b)                                   6,000            11,460
                                 Tupperware Corp.                                                           5,955           203,780
                                 VCG Holding Corp. (a)(b)                                                   2,600             9,750
                                 Warner Music Group Corp.                                                   6,200            44,268
                                 World Wrestling Entertainment, Inc.                                        2,000            30,940
                                 Youbet.com, Inc. (a)                                                       3,090             3,832
                                                                                                                      -------------
                                                                                                                          5,189,765
-----------------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals - 1.0%        A.M. Castle & Co.                                                          1,000            28,610
                                 Advanced Environmental Recycling Technologies, Inc.
                                    Class A (a)                                                             7,600             4,180
                                 Atna Resources Ltd. (a)                                                    1,792             1,283
                                 Brush Engineered Materials, Inc. (a)                                       1,600            39,072
                                 Century Aluminum Co. (a)                                                   3,100           206,119

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Coeur d'Alene Mines Corp. (a)(b)                                          55,400     $     160,660
                                 Commercial Metals Co.                                                     10,900           410,930
                                 Encore Wire Corp.                                                          2,627            55,666
                                 General Moly, Inc. (a)                                                     5,900            46,433
                                 Hecla Mining Co. (a)                                                      12,600           116,676
                                 Horsehead Holding Corp. (a)                                                3,700            44,992
                                 Intrepid Potash, Inc. (a)                                                  3,000           197,340
                                 Kaiser Aluminum Corp.                                                      1,700            91,001
                                 Metalico, Inc. (a)(b)                                                      2,900            50,808
                                 Minerals Technologies, Inc.                                                1,900           120,821
                                 Mueller Industries, Inc.                                                   3,100            99,820
                                 RTI International Metals, Inc. (a)                                         2,400            85,488
                                 Reliance Steel & Aluminum Co.                                              6,124           472,099
                                 Solitario Exploration & Royalty Corp. (a)                                  5,400            26,568
                                 Southern Copper Corp.                                                      7,200           767,736
                                 Stillwater Mining Co. (a)                                                  4,584            54,229
                                 Timberline Resources Corp. (a)                                             6,000            17,940
                                                                                                                      -------------
                                                                                                                          3,098,471
-----------------------------------------------------------------------------------------------------------------------------------
Optical Photo &                  CPI Corp.                                                                  1,200            22,476
Equipment - 0.1%                 Cyberoptics Corp. (a)                                                      1,100            10,791
                                 Imation Corp.                                                              3,300            75,636
                                 Ingram Micro, Inc. Class A (a)                                            12,030           213,533
                                 LaserCard Corp. (a)                                                        2,095             9,993
                                 Meade Instruments Corp. (a)                                                  200               180
                                 Photronics, Inc. (a)                                                       1,900            13,376
                                 StockerYale, Inc. (a)                                                        100                56
                                 Zygo Corp. (a)                                                             1,000             9,830
                                                                                                                      -------------
                                                                                                                            355,871
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.5%   AbitibiBowater, Inc. (b)                                                   3,664            34,185
                                 Boise, Inc. (a)                                                            2,500             9,625
                                 Buckeye Technologies, Inc. (a)                                             2,800            23,688
                                 CSS Industries, Inc.                                                         804            19,473
                                 Caraustar Industries, Inc. (a)                                             5,900            17,169
                                 Chesapeake Corp. (a)                                                       1,200             2,820
                                 Deltic Timber Corp.                                                        1,400            74,914
                                 Domtar Corp. (a)                                                          44,500           242,525
                                 Kadant, Inc. (a)                                                             480            10,848
                                 Kapstone Paper and Packaging Corp. (a)                                     5,200            34,684
                                 Louisiana-Pacific Corp.                                                   10,400            88,296
                                 Lydall, Inc. (a)                                                           1,000            12,550
                                 Neenah Paper, Inc.                                                         1,400            23,394
                                 P.H. Glatfelter Co.                                                        2,300            31,073
                                 Packaging Corp. of America                                                10,200           219,402
                                 Potlatch Corp.                                                             3,759           169,606
                                 Rayonier, Inc.                                                             6,671           283,251
                                 Rock-Tenn Co. Class A                                                      3,900           116,961

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Smurfit-Stone Container Corp. (a)                                         25,880     $     105,332
                                 Universal Forest Products, Inc.                                            1,400            41,944
                                 Verso Paper Corp. (a)                                                      2,900            24,534
                                 Wausau Paper Corp.                                                         3,700            28,527
                                                                                                                      -------------
                                                                                                                          1,614,801
-----------------------------------------------------------------------------------------------------------------------------------
Producer Goods - 5.1%            AGCO Corp. (a)                                                             8,723           457,172
                                 Aaon, Inc.                                                                   750            14,445
                                 Actuant Corp. Class A                                                      4,500           141,075
                                 Akorn, Inc. (a)                                                            8,400            27,804
                                 Alamo Group, Inc.                                                            700            14,413
                                 Albany International Corp. Class A                                         2,200            63,800
                                 Allied Motion Technologies, Inc. (a)                                         115               644
                                 Allis-Chalmers Energy, Inc. (a)                                            2,000            35,600
                                 American International Industries, Inc. (a)                                3,400            12,376
                                 American Vanguard Corp.                                                    1,200            14,760
                                 Ametek, Inc.                                                               9,300           439,146
                                 Applied Industrial Technologies, Inc.                                      2,700            65,259
                                 AptarGroup, Inc.                                                           6,100           255,895
                                 Arotech Corp. (a)                                                             14                28
                                 Astec Industries, Inc. (a)                                                 1,500            48,210
                                 BE Aerospace, Inc. (a)                                                     8,900           207,281
                                 Baldor Electric Co.                                                        3,300           115,434
                                 Barnes Group, Inc.                                                         3,800            87,742
                                 Blount International, Inc. (a)                                             1,600            18,576
                                 Blyth, Inc.                                                                2,700            32,481
                                 Briggs & Stratton Corp.                                                    5,300            67,204
                                 CIRCOR International, Inc.                                                 1,800            88,182
                                 Cantel Medical Corp. (a)                                                   1,100            11,132
                                 Capstone Turbine Corp. (a)(b)                                             16,000            67,040
                                 Catalyst Semiconductor, Inc. (a)                                             200               868
                                 Chart Industries, Inc. (a)                                                 2,900           141,056
                                 Cherokee International Corp. (a)                                           1,100             1,947
                                 Chicago Rivet & Machine Co.                                                  100             2,050
                                 Clarcor, Inc.                                                              4,200           147,420
                                 Cognex Corp.                                                               4,085            94,159
                                 Colfax Corp. (a)                                                           1,900            47,671
                                 Columbus McKinnon Corp. (a)                                                2,000            48,160
                                 Comfort Systems USA, Inc.                                                  1,900            25,536
                                 Concord Camera Corp. (a)                                                     360             1,289
                                 Cryo-Cell International, Inc. (a)                                          1,900             1,273
                                 Culp, Inc. (a)                                                               600             4,212
                                 Curtiss-Wright Corp.                                                       4,500           201,330
                                 DEI Holdings, Inc. (a)                                                       300               510
                                 DXP Enterprises, Inc. (a)                                                    100             4,164
                                 Diamond Management & Technology Consultants, Inc.                          2,000            10,420
                                 Distributed Energy Systems Corp. (a)                                       5,500               275

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Dynamic Materials Corp.                                                    1,100     $      36,245
                                 The Eastern Co.                                                              300             4,560
                                 Evergreen Solar, Inc. (a)(b)                                              11,200           108,528
                                 FMC Corp.                                                                  7,100           549,824
                                 The Fairchild Corp. (a)                                                    1,600             3,376
                                 Fastenal Co.                                                              12,490           539,068
                                 Federal Signal Corp.                                                       2,500            30,000
                                 Flanders Corp. (a)                                                         4,500            27,225
                                 Flowserve Corp.                                                            5,500           751,850
                                 Foster Wheeler Ltd. (a)                                                   13,680         1,000,692
                                 Franklin Electric Co., Inc. (b)                                            2,400            93,072
                                 Gardner Denver, Inc. (a)                                                   5,300           301,040
                                 The Gorman-Rupp Co.                                                        1,970            78,485
                                 Graco, Inc.                                                                5,887           224,118
                                 GrafTech International Ltd. (a)                                            9,300           249,519
                                 HI Shear Technology Corp.                                                    700             8,855
                                 HNI Corp. (b)                                                              3,000            52,980
                                 Hardinge, Inc.                                                             1,900            25,023
                                 Harsco Corp.                                                               7,400           402,634
                                 Herman Miller, Inc.                                                        4,490           111,756
                                 Hexcel Corp. (a)                                                           9,500           183,350
                                 Hubbell, Inc. Class B                                                      4,200           167,454
                                 Hurco Companies, Inc. (a)                                                    800            24,712
                                 IDEX Corp.                                                                 6,925           255,117
                                 Ibis Technology Corp. (a)                                                    100                11
                                 Inplay Technologies, Inc. (a)                                                400               136
                                 IntriCon Corp. (a)                                                           500             4,200
                                 Jarden Corp. (a)                                                           7,175           130,872
                                 Kaydon Corp.                                                               2,800           143,948
                                 Kennametal, Inc.                                                           6,400           208,320
                                 Knoll, Inc.                                                                2,800            34,020
                                 L.B. Foster Co. Class A (a)                                                1,200            39,840
                                 LaBarge, Inc. (a)                                                          1,100            14,300
                                 Ladish Co., Inc. (a)                                                       1,700            35,003
                                 Lawson Products, Inc.                                                        534            13,233
                                 Lennox International, Inc.                                                 5,500           159,280
                                 Libbey, Inc.                                                               1,082             8,050
                                 Lincoln Electric Holdings, Inc.                                            3,395           267,187
                                 Lindsay Manufacturing Co. (b)                                              1,100            93,467
                                 Liquidity Services, Inc. (a)                                               2,900            33,437
                                 MFRI, Inc. (a)                                                             1,400            21,140
                                 MSC Industrial Direct Co. Class A                                          4,200           185,262
                                 Magnetek, Inc. (a)                                                         1,700             7,191
                                 Material Sciences Corp. (a)                                                  900             7,290
                                 Matthews International Corp. Class A                                       2,300           104,098
                                 Merix Corp. (a)                                                            2,700             6,210
                                 Micrel, Inc.                                                               5,660            51,789

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Middleby Corp. (a)                                                         1,800     $      79,038
                                 Modtech Holdings, Inc. (a)                                                   900                94
                                 Moog, Inc. Class A (a)                                                     3,025           112,651
                                 Mueller Water Products, Inc. Series B                                      8,000            68,320
                                 NACCO Industries, Inc. Class A                                               400            29,740
                                 NATCO Group, Inc. Class A (a)                                              1,900           103,607
                                 NN, Inc.                                                                   3,600            50,184
                                 Nordson Corp.                                                              2,900           211,381
                                 Oceaneering International, Inc. (a)                                        5,500           423,775
                                 Park-Ohio Holdings Corp. (a)                                               1,700            25,092
                                 Peerless Manufacturing Co. (a)                                               100             4,687
                                 Pentair, Inc.                                                              8,550           299,421
                                 Plug Power, Inc. (a)                                                      12,107            28,451
                                 Presstek, Inc. (a)                                                         3,140            15,574
                                 RBC Bearings, Inc. (a)                                                     2,300            76,636
                                 Reddy Ice Holdings, Inc.                                                   1,000            13,680
                                 Regal-Beloit Corp.                                                         2,905           122,736
                                 Research Frontiers, Inc. (a)(b)                                            2,900            17,342
                                 Riviera Holdings Corp. (a)                                                   700             7,105
                                 Robbins & Myers, Inc.                                                      2,800           139,636
                                 Ronson Corp. (a)                                                           1,124             1,360
                                 Roper Industries, Inc.                                                     8,500           559,980
                                 SI International, Inc. (a)                                                 1,770            37,064
                                 SPX Corp.                                                                  5,048           664,973
                                 Safeguard Scientifics, Inc. (a)                                            7,000             8,680
                                 Sauer-Danfoss, Inc.                                                        1,100            34,265
                                 The Shaw Group, Inc. (a)                                                   7,400           457,246
                                 Somanetics Corp. (a)                                                       1,800            38,160
                                 Sonic Solutions, Inc. (a)                                                  1,800            10,728
                                 Spectrum Control, Inc. (a)                                                 1,000             8,200
                                 Standex International Corp.                                                  700            14,518
                                 Steelcase, Inc. Class A                                                    6,400            64,192
                                 Strattec Security Corp.                                                      900            31,275
                                 Sun Hydraulics, Inc.                                                       1,650            53,246
                                 T-3 Energy Services, Inc. (a)                                              1,300           103,311
                                 Team, Inc. (a)                                                             1,900            65,208
                                 Technology Research Corp.                                                  1,500             3,885
                                 Tecumseh Products Co. Class A (a)                                          1,700            55,726
                                 Teleflex, Inc.                                                             3,100           172,329
                                 Tennant Co.                                                                1,500            45,105
                                 Tenneco, Inc. (a)                                                          4,800            64,944
                                 ThermoGenesis Corp. (a)                                                    8,000            10,240
                                 Timken Co.                                                                 6,400           210,816
                                 Trinity Industries, Inc.                                                   7,800           270,582
                                 Triumph Group, Inc.                                                        1,800            84,780
                                 TurboChef Technologies, Inc. (a)                                           1,900             9,082

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Twin Disc, Inc.                                                            1,600     $      33,488
                                 Tyler Technologies, Inc. (a)                                               2,400            32,568
                                 Valhi, Inc.                                                                1,240            33,790
                                 Valmont Industries, Inc.                                                   1,900           198,151
                                 Watsco, Inc. (b)                                                           2,600           108,680
                                 Watts Water Technologies, Inc. Class A                                     3,200            79,680
                                 Woodward Governor Co.                                                      5,800           206,828
                                 X-Rite, Inc. (a)                                                           1,100             2,816
                                                                                                                      -------------
                                                                                                                         15,420,852
-----------------------------------------------------------------------------------------------------------------------------------
Railroads & Shipping - 0.8%      Alexander & Baldwin, Inc.                                                  3,900           177,645
                                 American Commercial Lines, Inc. (a)                                        4,500            49,185
                                 Capital Product Partners LP                                                  700            13,888
                                 Diamondhead Casino Corp. (a)                                               4,600             8,050
                                 Double Hull Tankers, Inc.                                                  4,500            45,135
                                 Eagle Bulk Shipping, Inc.                                                  4,800           141,936
                                 Excel Maritime Carriers Ltd.                                               3,300           129,525
                                 Freightcar America, Inc.                                                   1,500            53,250
                                 GATX Corp.                                                                 3,200           141,856
                                 Genco Shipping & Trading Ltd. (b)                                          3,200           208,640
                                 General Maritime Corp.                                                     2,800            72,744
                                 Genesee & Wyoming, Inc. Class A (a)                                        2,950           100,359
                                 Greenbrier Cos., Inc.                                                      1,900            38,570
                                 Horizon Lines, Inc. Class A (b)                                            3,200            31,840
                                 Hornbeck Offshore Services, Inc. (a)                                       2,400           135,624
                                 International Shipholding Corp. (a)                                          300             7,032
                                 K-Sea Transportation Partners LP                                             700            22,309
                                 Kansas City Southern (a)                                                   6,600           290,334
                                 Martin Midstream Partners LP                                               1,700            55,981
                                 OSG America LP                                                             2,700            36,855
                                 OceanFreight, Inc.                                                         1,500            34,755
                                 Overseas Shipholding Group, Inc.                                           2,400           190,848
                                 Saia, Inc. (a)                                                             1,000            10,920
                                 Ship Finance International Ltd. (b)                                        4,000           118,120
                                 TBS International Ltd. (a)                                                 1,600            63,920
                                 Trico Marine Services, Inc. (a)(b)                                         1,400            50,988
                                 U.S. Shipping Partners LP                                                  2,100             3,990
                                 Westinghouse Air Brake Technologies Corp.                                  4,700           228,514
                                                                                                                      -------------
                                                                                                                          2,462,813
-----------------------------------------------------------------------------------------------------------------------------------
Real Property - 4.9%             AMB Property Corp.                                                         9,300           468,534
                                 AMREP Corp.                                                                  500            23,795
                                 Acadia Realty Trust                                                        3,300            76,395
                                 Alesco Financial, Inc. (b)                                                 1,795             3,590
                                 Alexander's, Inc. (a)                                                        300            93,180
                                 Alexandria Real Estate Equities, Inc.                                      3,000           292,020
                                 American Capital Agency Corp.                                              1,500            24,960
                                 American Land Lease, Inc.                                                    400             7,600

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 American Mortgage Acceptance Co.                                             500     $         315
                                 American Realty Investors, Inc. (a)                                          500             4,740
                                 Annaly Capital Management, Inc.                                           50,700           786,357
                                 Anthracite Capital, Inc. (e)                                               5,900            41,536
                                 Anworth Mortgage Asset Corp.                                               6,300            41,013
                                 Arbor Realty Trust, Inc.                                                   2,800            25,116
                                 Associated Estates Realty Corp.                                              100             1,071
                                 Avatar Holdings, Inc. (a)                                                    700            21,203
                                 BRE Properties                                                             4,935           213,587
                                 BRT Realty Trust                                                           2,000            24,000
                                 Big 5 Sporting Goods Corp.                                                 3,200            24,224
                                 BioMed Realty Trust, Inc.                                                  7,200           176,616
                                 Brandywine Realty Trust                                                    6,814           107,389
                                 Brookfield Properties Corp.                                               20,600           366,474
                                 CBL & Associates Properties, Inc.                                          5,300           121,052
                                 CBRE Realty Finance, Inc.                                                  2,300             7,912
                                 California Coastal Communities, Inc. (a)                                   3,200            12,224
                                 Camden Property Trust                                                      5,057           223,823
                                 Capstead Mortgage Corp.                                                    5,400            58,590
                                 Care Investment Trust, Inc.                                                3,700            34,891
                                 Cedar Shopping Centers, Inc.                                               5,400            63,288
                                 Chimera Investment Corp.                                                   1,700            15,317
                                 Colonial Properties Trust                                                  3,200            64,064
                                 Corporate Office Properties Trust                                          4,800           164,784
                                 Cousins Properties, Inc.                                                   4,400           101,640
                                 Crystal River Capital, Inc.                                                3,300            12,078
                                 DCT Industrial Trust, Inc.                                                17,500           144,900
                                 DiamondRock Hospitality Co.                                                6,800            74,052
                                 Digital Realty Trust, Inc.                                                 6,000           245,460
                                 Douglas Emmett, Inc.                                                      10,900           239,473
                                 Duke Realty Corp.                                                         13,975           313,739
                                 Dupont Fabros Technology, Inc.                                             3,800            70,832
                                 Eastgroup Properties, Inc.                                                 2,600           111,540
                                 Education Realty Trust, Inc.                                               4,000            46,600
                                 Entertainment Properties Trust                                             3,100           153,264
                                 Equity Lifestyle Properties, Inc.                                          1,800            79,200
                                 Equity One, Inc.                                                           3,655            75,110
                                 Essex Property Trust, Inc.                                                 2,600           276,900
                                 Federal Realty Investment Trust                                            5,640           389,160
                                 FelCor Lodging Trust, Inc.                                                 6,700            70,350
                                 First Acceptance Corp. (a)                                                 1,327             4,246
                                 First Industrial Realty Trust, Inc.                                        4,600           126,362
                                 First Potomac Realty Trust                                                 1,200            18,288
                                 Forest City Enterprises, Inc. Class A                                      6,800           219,096
                                 Forestar Real Estate Group, Inc. (a)                                       2,833            53,969
                                 Getty Realty Corp.                                                         1,900            27,379
                                 Gladstone Commercial Corp.                                                 2,100            36,393

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Glimcher Realty Trust                                                      4,900     $      54,782
                                 Grubb & Ellis Co.                                                          4,922            18,950
                                 HRPT Properties Trust                                                     18,000           121,860
                                 Hatteras Financial Corp.                                                   1,100            25,289
                                 Health Care REIT, Inc.                                                     8,552           380,564
                                 Healthcare Realty Trust, Inc.                                              5,200           123,604
                                 Highwoods Properties, Inc.                                                 5,550           174,381
                                 Hilltop Holdings, Inc. (a)                                                 6,280            64,747
                                 Home Properties, Inc.                                                      3,200           153,792
                                 Hospitality Properties Trust                                               9,105           222,708
                                 Housevalues, Inc. (a)                                                      1,600             4,400
                                 IMPAC Mortgage Holdings, Inc. (b)                                          5,500             4,125
                                 Icahn Enterprises LP                                                         600            42,204
                                 Inland Real Estate Corp.                                                   6,400            92,288
                                 Investors Real Estate Trust                                                6,500            62,010
                                 iStar Financial, Inc.                                                     11,200           147,952
                                 JER Investors Trust, Inc. (b)                                                500             3,150
                                 Jones Lang LaSalle, Inc.                                                   3,100           186,589
                                 Kilroy Realty Corp.                                                        3,400           159,902
                                 Kite Realty Group Trust                                                    1,700            21,250
                                 LTC Properties, Inc.                                                       1,000            25,560
                                 LTC-Amerivest Liquidating Trust (a)(f)                                     4,400                 0
                                 LaSalle Hotel Properties                                                   4,200           105,546
                                 Lexington Corporate Properties Trust                                       6,120            83,416
                                 Liberty Property Trust                                                     8,960           297,024
                                 LoopNet, Inc. (a)(b)                                                       4,100            46,330
                                 Luminent Mortgage Capital, Inc. (b)                                        7,570             1,136
                                 MFA Mortgage Investments, Inc.                                            19,800           129,096
                                 The Macerich Co.                                                           7,100           441,123
                                 Mack-Cali Realty Corp.                                                     6,400           218,688
                                 Maguire Properties, Inc.                                                   4,500            54,765
                                 Meruelo Maddux Properties, Inc. (a)                                        3,400             7,412
                                 Mid-America Apartment Communities, Inc.                                    2,700           137,808
                                 Mission West Properties, Inc.                                              1,100            12,056
                                 Move, Inc. (a)                                                            10,424            24,288
                                 National Health Investors, Inc.                                            1,600            45,616
                                 National Retail Properties, Inc.                                           7,391           154,472
                                 Nationwide Health Properties, Inc.                                         9,200           289,708
                                 New York Mortgage Trust, Inc.                                              3,300            19,206
                                 Newcastle Investment Corp. (b)                                             5,605            39,291
                                 NorthStar Realty Finance Corp.                                             6,400            53,248
                                 Omega Healthcare Investors, Inc.                                           5,100            84,915
                                 Origen Financial, Inc.                                                     3,500             5,215
                                 Orleans Homebuilders, Inc. (b)                                               900             3,294
                                 PS Business Parks, Inc.                                                    2,000           103,200
                                 Parkway Properties, Inc.                                                   1,800            60,714
                                 Pennsylvania Real Estate Investment Trust                                  4,099            94,851

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Pope Resources, Ltd. LP                                                      300     $       9,690
                                 Post Properties, Inc.                                                      3,400           101,150
                                 RAIT Investment Trust (b)                                                  6,300            46,746
                                 Ramco-Gershenson Properties Trust                                          1,600            32,864
                                 Reading International, Inc. Class A (a)                                    1,300            10,075
                                 Realty Income Corp. (b)                                                    9,700           220,772
                                 Redwood Trust, Inc. (b)                                                    3,200            72,928
                                 Regency Centers Corp.                                                      6,300           372,456
                                 SL Green Realty Corp.                                                      5,782           478,287
                                 Saul Centers, Inc.                                                         1,300            61,087
                                 Senior Housing Properties Trust                                           11,200           218,736
                                 Sovran Self Storage, Inc.                                                  1,400            58,184
                                 The St. Joe Co.                                                            8,100           277,992
                                 Stonemor Partners LP                                                       2,300            39,376
                                 Strategic Hotel Capital, Inc.                                              4,600            43,102
                                 Stratus Properties, Inc. (a)                                                 200             3,478
                                 Sun Communities, Inc.                                                      2,600            47,398
                                 Sunstone Hotel Investors, Inc.                                             6,100           101,260
                                 Tanger Factory Outlet Centers, Inc.                                        3,200           114,976
                                 Taubman Centers, Inc.                                                      4,600           223,790
                                 Thomas Properties Group, Inc.                                              1,100            10,824
                                 Thornburg Mortgage, Inc.                                                     100                20
                                 Toreador Resources Corp. (a)                                               3,500            29,855
                                 Transcontinental Realty Investors, Inc. (a)                                  100             1,476
                                 U-Store-It Trust                                                           5,000            59,750
                                 UDR, Inc.                                                                 12,365           276,729
                                 Universal Health Realty Income Trust                                       1,300            39,000
                                 Urstadt Biddle Properties, Inc.                                            1,300            19,825
                                 Urstadt Biddle Properties, Inc. Class A                                      900            13,194
                                 Ventas, Inc.                                                              12,800           544,896
                                 Washington Real Estate Investment Trust                                    5,000           150,250
                                 Weingarten Realty Investors                                                7,575           229,674
                                 ZipRealty, Inc. (a)                                                        1,049             4,227
                                                                                                                      -------------
                                                                                                                         14,996,283
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 2.3%                    1-800-FLOWERS.COM, Inc. Class A (a)                                        4,470            28,832
                                 99 Cents Only Stores (a)                                                   5,866            38,716
                                 A.C. Moore Arts & Crafts, Inc. (a)                                         3,100            21,855
                                 Aaron Rents, Inc.                                                          3,475            77,596
                                 Advance Auto Parts, Inc.                                                   9,100           353,353
                                 Allion Healthcare, Inc. (a)                                                3,200            18,240
                                 Alloy, Inc. (a)                                                            1,300             9,399
                                 American Apparel, Inc. (a)                                                 2,700            17,955
                                 American Eagle Outfitters, Inc.                                           14,765           201,246
                                 AnnTaylor Stores Corp. (a)                                                 6,075           145,557
                                 Arden Group, Inc. Class A                                                    200            25,348
                                 Asbury Automotive Group, Inc.                                              1,400            17,990

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 BJ's Wholesale Club, Inc. (a)                                              5,800     $     224,460
                                 Barnes & Noble, Inc.                                                       3,500            86,940
                                 Bidz.com, Inc. (a)(b)                                                        700             6,062
                                 Bluegreen Corp. (a)                                                        1,100             6,655
                                 The Bon-Ton Stores, Inc. (b)                                               2,600            13,572
                                 Books-A-Million, Inc.                                                      1,200             9,192
                                 Borders Group, Inc.                                                        6,200            37,200
                                 Brightpoint, Inc. (a)                                                      5,556            40,559
                                 Build-A-Bear Workshop, Inc. (a)                                            1,300             9,451
                                 Carmax, Inc. (a)(b)                                                       16,600           235,554
                                 Casey's General Stores, Inc.                                               5,200           120,484
                                 Casual Male Retail Group, Inc. (a)                                         3,100             9,455
                                 The Cato Corp. Class A                                                     2,750            39,160
                                 Central Garden & Pet Co. Class A (a)                                       2,400             9,840
                                 Charlotte Russe Holding, Inc. (a)                                          2,800            49,728
                                 Charming Shoppes, Inc. (a)                                                10,655            48,906
                                 Chico's FAS, Inc. (a)                                                     13,200            70,884
                                 The Children's Place Retail Stores, Inc. (a)                               2,405            86,821
                                 Christopher & Banks Corp.                                                  2,238            15,218
                                 Circuit City Stores, Inc.                                                 15,180            43,870
                                 Coldwater Creek, Inc. (a)                                                  7,670            40,498
                                 Collective Brands, Inc. (a)                                                6,300            73,269
                                 Cost Plus, Inc. (a)(b)                                                     4,700            11,750
                                 DSW, Inc. Class A (a)(b)                                                   1,700            20,026
                                 dELiA*s, Inc. (a)                                                          5,199            10,450
                                 Dollar Tree, Inc. (a)                                                      8,605           281,297
                                 Dress Barn, Inc. (a)                                                       5,906            79,022
                                 drugstore.com, Inc. (a)                                                    3,400             6,460
                                 Eddie Bauer Holdings, Inc. (a)                                               600             2,490
                                 The Finish Line, Inc. Class A (a)                                          4,248            36,956
                                 Flanigan's Enterprises, Inc. (a)                                             200             1,250
                                 Foot Locker, Inc.                                                         12,500           155,625
                                 Fred's, Inc.                                                               2,850            32,034
                                 Gander Mountain Co. (a)(b)                                                 1,400             5,166
                                 Genesco, Inc. (a)                                                          2,400            74,088
                                 The Great Atlantic & Pacific Tea Co., Inc. (a)                             3,420            78,044
                                 Gymboree Corp. (a)                                                         3,000           120,210
                                 HFF, Inc. Class A (a)                                                      2,700            15,363
                                 Hanesbrands, Inc. (a)                                                      9,300           252,402
                                 hhgregg, Inc. (a)                                                          1,000            10,000
                                 Hillenbrand, Inc.                                                          5,045           107,963
                                 Hot Topic, Inc. (a)                                                        3,250            17,583
                                 Insight Enterprises, Inc. (a)                                              4,000            46,920
                                 Jamba, Inc. (a)(b)                                                         3,800             7,030
                                 Jo-Ann Stores, Inc. (a)                                                    2,665            61,375
                                 Kirkland's, Inc. (a)                                                       1,100             2,475
                                 Longs Drug Stores Corp.                                                    3,200           134,752

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Lumber Liquidators, Inc. (a)                                                 700     $       9,100
                                 Men's Wearhouse, Inc.                                                      3,700            60,273
                                 O'Reilly Automotive, Inc. (a)                                              9,610           214,784
                                 OfficeMax, Inc.                                                            8,200           113,980
                                 Overstock.com, Inc. (a)(b)                                                 1,300            33,735
                                 PC Connection, Inc. (a)                                                    3,000            27,930
                                 Pacific Sunwear of California, Inc. (a)                                    7,125            60,776
                                 The Pep Boys - Manny, Moe & Jack                                           3,700            32,264
                                 Pet DRx Corp. (a)                                                          4,900            16,954
                                 PetSmart, Inc.                                                            12,300           245,385
                                 Pier 1 Imports, Inc. (a)                                                   8,500            29,240
                                 PriceSmart, Inc.                                                           2,450            48,461
                                 Rent-A-Center, Inc. (a)                                                    6,500           133,705
                                 Retail Ventures, Inc. (a)                                                  2,200            10,120
                                 Rite Aid Corp. (a)(b)                                                     57,600            91,584
                                 Ross Stores, Inc.                                                         12,700           451,104
                                 Ruddick Corp.                                                              3,100           106,361
                                 Ruth's Hospitality Group, Inc. (a)                                         3,400            17,612
                                 Saks, Inc. (a)                                                            12,200           133,956
                                 Sally Beauty Co., Inc. (a)                                                 8,470            54,716
                                 School Specialty, Inc. (a)                                                 2,000            59,460
                                 Sharper Image Corp. (a)(b)                                                 2,800                78
                                 Shoe Carnival, Inc. (a)                                                    1,800            21,222
                                 Stamps.com, Inc. (a)                                                       2,150            26,832
                                 Stein Mart, Inc.                                                           6,200            27,962
                                 Systemax, Inc.                                                             1,200            21,180
                                 The Talbots, Inc.                                                          3,500            40,565
                                 Texas Roadhouse, Inc. Class A (a)                                          3,800            34,086
                                 Titan Machinery, Inc. (a)                                                  1,400            43,848
                                 Tractor Supply Co. (a)                                                     3,400            98,736
                                 Tuesday Morning Corp. (a)                                                  3,100            12,741
                                 Tween Brands, Inc. (a)                                                     2,700            44,442
                                 Ulta Salon Cosmetics & Fragrance, Inc. (a)                                 4,157            46,725
                                 Unifirst Corp.                                                             1,700            75,922
                                 United Stationers, Inc. (a)                                                2,500            92,375
                                 Urban Outfitters, Inc. (a)                                                11,300           352,447
                                 Weis Markets, Inc.                                                         1,200            38,964
                                 West Marine, Inc. (a)                                                      1,600             6,560
                                 The Wet Seal, Inc. Class A (a)                                             7,175            34,225
                                 Williams-Sonoma, Inc. (b)                                                  7,300           144,832
                                 Wilsons The Leather Experts, Inc. (a)                                      2,700               216
                                 Winmark Corp (a)                                                             600            10,356
                                 Zale Corp. (a)(b)                                                          4,500            85,005
                                 Zumiez, Inc. (a)(b)                                                        2,600            43,108
                                                                                                                      -------------
                                                                                                                          7,058,523
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
Soaps & Cosmetics - 0.3%         Alberto-Culver Co.                                                         8,870     $     233,014
                                 Bare Escentuals, Inc. (a)(b)                                               6,500           121,745
                                 Chattem, Inc. (a)                                                          1,800           117,090
                                 Church & Dwight Co., Inc.                                                  5,700           321,195
                                 Elizabeth Arden, Inc. (a)                                                  3,300            50,094
                                 Inter Parfums, Inc.                                                        2,650            39,750
                                 Nu Skin Enterprises, Inc. Class A                                          4,300            64,156
                                 Parlux Fragrances, Inc. (a)                                                1,100             5,500
                                 Physicians Formula Holdings, Inc. (a)                                      1,000             9,350
                                 Revlon, Inc. Class A (a)                                                  29,898            25,413
                                 Steiner Leisure Ltd. (a)                                                     600            17,010
                                                                                                                      -------------
                                                                                                                          1,004,317
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.9%                     Ampco-Pittsburgh Corp.                                                     1,000            44,480
                                 Carpenter Technology Corp.                                                 4,600           200,790
                                 Cleveland-Cliffs, Inc.                                                     8,200           977,358
                                 Cold Metal Products, Inc. (a)                                              1,400                 0
                                 Esmark, Inc. (a)                                                           1,700            32,504
                                 Friedman Industries, Inc.                                                    600             4,800
                                 Gibraltar Industries, Inc.                                                 3,600            57,492
                                 Northwest Pipe Co. (a)                                                     1,300            72,540
                                 Olympic Steel, Inc.                                                        1,205            91,484
                                 Omega Flex, Inc.                                                             500             7,600
                                 Schnitzer Steel Industries, Inc. Class A                                   2,150           246,390
                                 Shiloh Industries, Inc.                                                      400             3,756
                                 Steel Dynamics, Inc.                                                      18,060           705,604
                                 Synalloy Corp.                                                             1,300            20,046
                                 Universal Stainless & Alloy Products, Inc. (a)                               700            25,928
                                 Worthington Industries, Inc.                                               6,300           129,150
                                                                                                                      -------------
                                                                                                                          2,619,922
-----------------------------------------------------------------------------------------------------------------------------------
Telephone - 2.0%                 ADC Telecommunications, Inc. (a)(c)                                       11,400           168,378
                                 ATSI Communications, Inc. (a)                                                 75                14
                                 Acme Packet, Inc. (a)                                                      5,400            41,904
                                 Adtran, Inc.                                                               6,280           149,715
                                 Airspan Networks, Inc. (a)                                                 7,800             5,848
                                 Alaska Communications Systems Group, Inc.                                  4,900            58,506
                                 Applied Signal Technology, Inc.                                            2,600            35,516
                                 Aruba Networks, Inc. (a)                                                   5,000            26,150
                                 Atlantic Tele-Network, Inc.                                                  500            13,755
                                 Autobytel, Inc. (a)                                                        8,000            11,360
                                 Centennial Communications Corp. (a)                                        9,000            62,910
                                 Cincinnati Bell, Inc. (a)                                                 16,100            64,078
                                 Consolidated Communications Holdings, Inc.                                 3,484            51,877
                                 Crown Castle International Corp. (a)                                      22,790           882,657
                                 D&E Communications, Inc.                                                     999             8,881
                                 Digital Angel Corp. (a)                                                    4,705             3,576
                                 Ditech Networks, Inc. (a)                                                  2,000             4,300

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Equinix, Inc. (a)                                                          3,115     $     277,920
                                 Extreme Networks, Inc. (a)                                                13,000            36,920
                                 FairPoint Communications, Inc. (b)                                         9,600            69,216
                                 FiberTower Corp. (a)                                                      19,900            27,860
                                 Fibernet Telecom Group, Inc. (a)                                               1                 8
                                 Finisar Corp. (a)                                                         18,700            22,253
                                 Fusion Telecommunications International, Inc. (a)                          4,500             1,305
                                 General Communication, Inc. Class A (a)                                    3,400            23,358
                                 GeoEye, Inc. (a)                                                           2,000            35,420
                                 Global Crossing Ltd. (a)                                                   2,595            46,554
                                 Globalstar, Inc. (a)                                                       5,600            15,848
                                 Globecomm Systems Inc. (a)                                                 1,400            11,564
                                 GoAmerica, Inc. (a)                                                            6                44
                                 HickoryTech Corp.                                                            800             6,616
                                 Hughes Communications, Inc. (a)                                              900            44,181
                                 ICO Global Communications Holdings Ltd. (a)                               11,700            38,142
                                 ID Systems, Inc. (a)                                                       1,600            10,304
                                 IDT Corp. Class B                                                          4,600             7,820
                                 Ibasis, Inc.                                                               2,400             7,872
                                 Iowa Telecommunications Services, Inc.                                     2,800            49,308
                                 iPCS, Inc. (a)                                                             1,900            56,297
                                 j2 Global Communications, Inc. (a)                                         4,500           103,500
                                 Leap Wireless International, Inc. (a)                                      5,100           220,167
                                 Level 3 Communications, Inc. (a)(b)                                      145,688           429,780
                                 MetroPCS Communications, Inc. (a)                                         18,000           318,780
                                 NET2000 Communications, Inc. (a)                                             300                 0
                                 NII Holdings, Inc. (a)                                                    15,900           755,091
                                 NTELOS Holdings Corp.                                                      3,000            76,110
                                 Neutral Tandem, Inc. (a)                                                   1,400            24,500
                                 Nextwave Wireless, Inc. (a)(b)                                             4,100            16,564
                                 Novatel Wireless, Inc. (a)                                                 3,586            39,912
                                 Occam Networks, Inc. (a)                                                     400             1,596
                                 Optical Cable Corp. (a)                                                      247             1,692
                                 Optium Corp. (a)                                                             900             6,552
                                 PAETEC Holding Corp. (a)                                                   9,700            61,595
                                 Primus Telecommunications GP (a)                                          29,100             9,894
                                 RCN Corp.                                                                  4,500            48,510
                                 Shenandoah Telecom Co.                                                       900            11,718
                                 Sonus Networks, Inc. (a)(b)                                               22,000            75,240
                                 SureWest Communications                                                      800             6,744
                                 Syniverse Holdings, Inc. (a)                                               2,900            46,980
                                 TW Telecom, Inc. (a)                                                      14,400           230,832
                                 Telephone & Data Systems, Inc.                                             6,300           297,801
                                 Telephone & Data Systems, Inc. (Special Shares)                            2,900           127,890
                                 Telular Corp. (a)                                                            200               764
                                 TerreStar Corp. (a)                                                        5,100            20,298
                                 Terremark Worldwide, Inc. (a)                                              2,700            14,742

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 U.S. Cellular Corp. (a)                                                    1,600     $      90,480
                                 USA Mobility, Inc.                                                         3,600            27,180
                                 UTStarcom, Inc. (a)(b)                                                    10,500            57,435
                                 Virgin Media, Inc.                                                        29,055           395,439
                                 Virgin Mobile USA, Inc. (a)                                                5,800            15,950
                                 Vonage Holdings Corp. (a)(b)                                              11,300            18,758
                                 Warwick Valley Telephone Co.                                               1,500            15,840
                                                                                                                      -------------
                                                                                                                          5,946,569
-----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber Goods - 0.1%      American Biltrite, Inc. (a)                                                  200               900
                                 Carlisle Cos., Inc.                                                        6,000           174,000
                                 Cooper Tire & Rubber Co.                                                   6,400            50,176
                                 SRI/Surgical Express, Inc. (a)                                             1,000             3,250
                                 Synergetics USA, Inc. (a)                                                    400             1,056
                                                                                                                      -------------
                                                                                                                            229,382
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                   Alliance One International, Inc. (a)                                       6,500            33,215
                                 M&F Worldwide Corp. (a)                                                    2,000            78,620
                                 Schweitzer-Mauduit International, Inc.                                       900            15,165
                                 Universal Corp.                                                            2,745           124,129
                                 Vector Group Ltd. (b)                                                      4,297            69,311
                                                                                                                      -------------
                                                                                                                            320,440
-----------------------------------------------------------------------------------------------------------------------------------
Travel & Recreation - 1.2%       Aldila, Inc.                                                                 100               573
                                 All-American SportPark, Inc. (a)                                           4,038               686
                                 Ambassadors Group, Inc.                                                    2,500            37,300
                                 Amerco, Inc. (a)                                                             800            38,144
                                 American Classic Voyages Co. (a)                                             100                 0
                                 Ameristar Casinos, Inc.                                                    2,500            34,550
                                 Bally Technologies, Inc. (a)                                               4,200           141,960
                                 Boyd Gaming Corp. (b)                                                      6,200            77,872
                                 Brunswick Corp.                                                            9,600           101,760
                                 CKX, Inc. (a)                                                              6,000            52,500
                                 Callaway Golf Co.                                                          6,800            80,444
                                 Cedar Fair, LP                                                             3,500            65,765
                                 Choice Hotels International, Inc.                                          3,400            90,100
                                 Dick's Sporting Goods, Inc. (a)                                            8,700           154,338
                                 Dollar Thrifty Automotive Group, Inc. (a)                                  2,100            19,845
                                 Dover Downs Gaming & Entertainment, Inc.                                   3,316            21,289
                                 Elixir Gaming Technologies, Inc. (a)                                       3,300             3,960
                                 Empire Resorts, Inc. (a)(b)                                                5,300            15,529
                                 Full House Resorts, Inc. (a)                                               1,000             2,090
                                 Great Wolf Resorts, Inc. (a)                                               1,800             7,866
                                 Interstate Hotels & Resorts, Inc. (a)                                      3,800             9,842
                                 Las Vegas Sands Corp. (a)(b)                                              10,300           488,632
                                 Life Time Fitness, Inc. (a)(b)                                             3,300            97,515
                                 Lodgian, Inc. (a)                                                          1,100             8,613
                                 MGM Mirage (a)                                                             9,410           318,905
                                 MTR Gaming Group, Inc. (a)                                                 2,100            10,017

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Marcus Corp.                                                               1,500     $      22,425
                                 Marine Products Corp.                                                        700             4,620
                                 Monarch Casino & Resort, Inc. (a)                                          1,600            18,880
                                 Morgans Hotel Group Co. (a)                                                3,800            39,140
                                 Multimedia Games, Inc. (a)(b)                                              1,900             8,398
                                 Orbitz Worldwide, Inc. (a)                                                 4,800            24,048
                                 Orient Express Hotels Ltd. Class A                                         4,000           173,760
                                 Pinnacle Entertainment, Inc. (a)                                           4,300            45,107
                                 Pool Corp. (b)                                                             4,650            82,584
                                 Premier Exhibitions, Inc. (a)                                              3,700            16,798
                                 President Casinos, Inc. (a)                                                2,300               276
                                 Progressive Gaming International Corp. (a)                                 6,700             8,375
                                 Red Lion Hotels Corp. (a)                                                    500             3,985
                                 Rick's Cabaret International, Inc. (a)                                       900            15,111
                                 Royal Caribbean Cruises Ltd.                                              13,200           296,604
                                 Scientific Games Corp. Class A (a)                                         7,300           216,226
                                 Shuffle Master, Inc. (a)                                                   4,243            20,960
                                 Silverleaf Resorts, Inc. (a)                                               6,600            14,124
                                 Six Flags, Inc. (a)(b)                                                    11,700            13,455
                                 Sonesta International Hotels Corp. Class A                                   200             5,016
                                 Speedway Motorsports, Inc.                                                 1,500            30,570
                                 Sport Supply Group, Inc.                                                   2,300            23,621
                                 Town Sports International Holdings, Inc. (a)                                 700             6,538
                                 TravelCenters of America LLC (a)                                           2,260             5,130
                                 Travelzoo, Inc. (a)                                                        1,100             9,427
                                 Vail Resorts, Inc. (a)                                                     3,400           145,622
                                 WMS Industries, Inc. (a)                                                   4,600           136,942
                                 Wynn Resorts Ltd.                                                          6,100           496,235
                                                                                                                      -------------
                                                                                                                          3,764,072
-----------------------------------------------------------------------------------------------------------------------------------
Trucking & Freight - 0.7%        Arkansas Best Corp.                                                        2,500            91,600
                                 BancTrust Financial Group, Inc.                                            1,488             9,806
                                 Celadon Group, Inc. (a)                                                    1,725            17,233
                                 Con-way, Inc.                                                              4,400           207,944
                                 Covenant Transport Group Class A (a)                                       2,700             9,045
                                 Forward Air Corp.                                                          3,000           103,800
                                 Frozen Food Express Industries, Inc.                                       1,900            12,825
                                 HUB Group, Inc. Class A (a)                                                3,000           102,390
                                 Heartland Express, Inc.                                                    7,108           105,980
                                 Hythiam, Inc. (a)(b)                                                      10,400            25,168
                                 J.B. Hunt Transport Services, Inc.                                        10,600           352,768
                                 Knight Transportation, Inc. (b)                                            4,900            89,670
                                 Landstar System, Inc.                                                      5,300           292,666
                                 Marten Transport Ltd. (a)                                                  1,237            19,755
                                 Old Dominion Freight Line, Inc. (a)                                        3,162            94,923
                                 P.A.M. Transportation Services, Inc. (a)                                     400             4,260
                                 Pacer International, Inc.                                                  3,900            83,889

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                         Common Stocks                                                             Shares         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                 Quality Distribution, Inc. (a)                                             1,500     $       3,630
                                 TAL International Group, Inc.                                              1,400            31,836
                                 USA Truck, Inc. (a)                                                          700             8,421
                                 UTI Worldwide, Inc.                                                        7,400           147,630
                                 Universal Truckload Services, Inc. (a)                                       900            19,818
                                 Wabash National Corp.                                                      1,800            13,608
                                 Werner Enterprises, Inc.                                                   5,200            96,616
                                 YRC Worldwide, Inc. (a)(b)                                                 5,729            85,190
                                                                                                                      -------------
                                                                                                                          2,030,471
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Common Stocks - 97.3%                                                            297,130,706
-----------------------------------------------------------------------------------------------------------------------------------

                                 Preferred Stock
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 0.0%          Inverness Medical Innovations, Inc. Series B, 3% (g)                         193            45,741
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Preferred Stock - 0.0%                                                                45,741
-----------------------------------------------------------------------------------------------------------------------------------

                                 Right
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance - 0.0%     Guaranty Financial Group, Inc. (h)                                         2,833               368
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Right - 0.0%                                                                             368
-----------------------------------------------------------------------------------------------------------------------------------

                                 Warrants (i)
-----------------------------------------------------------------------------------------------------------------------------------
Business Machines - 0.0%         Lantronix, Inc. (expires 2/09/11)                                              2                --
-----------------------------------------------------------------------------------------------------------------------------------
Motor Vehicles - 0.0%            Federal-Mogul Corp. Class A (expires 12/27/14)                               249               349
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Warrants - 0.0%                                                                          349
-----------------------------------------------------------------------------------------------------------------------------------

                                 Other Interests (j)
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 0.0%          Tripos, Inc. Liquidating Trust (a)(f)                                        700                --
-----------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 0.0%        PetroCorp Inc. (Escrow Shares) (a)(f)                                        600                --
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Other Interests - 0.0%                                                                    --
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Long-Term Investments
                                 (Cost - $261,101,872) - 97.3%                                                          297,177,164
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Beneficial
                                                                                                         Interest
                                 Short-Term Securities                                                     (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                 BlackRock Liquidity Series, LLC Cash Sweep Series,                       $ 7,046         7,045,542
                                 2.56% (e)(k)
                                 BlackRock Liquidity Series, LLC Money Market Series,
                                 2.70% (e)(k)(l)                                                           29,286        29,285,620
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Short-Term Securities
                                 (Cost - $36,331,162) - 11.9%                                                            36,331,162
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $297,433,034*)  - 109.2%                                     333,508,326

                                 Liabilities in Excess of Other Assets - (9.2%)                                         (28,114,613)
                                                                                                                      -------------
                                 Net Assets - 100.0%                                                                  $ 305,393,713
                                                                                                                      =============

See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 298,414,675
                                                                  =============
      Gross unrealized appreciation                               $  77,863,833
      Gross unrealized depreciation                                 (42,770,182)
                                                                  -------------
      Net unrealized appreciation                                 $  35,093,651
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(d)   Depositary receipts.
(e) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------------------
                                                                                 Realized Gain    Interest/Dividend
      Affiliate                               Purchase Cost      Sales Cost         (Loss)             Income
      -------------------------------------------------------------------------------------------------------------
      Anthracite Capital, Inc.                 $    13,439      $     5,153       $    (2,250)      $     3,209
      BlackRock, Inc.                          $   174,925      $ 1,017,748       $   444,397       $    13,650
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                              --      $ 2,232,404*               --       $   120,029
      BlackRock Liquidity Series, LLC
         Money Market Series                            --      $16,298,276*               --       $   310,707
      -------------------------------------------------------------------------------------------------------------

      *     Represents net sales cost.

(f)   Security is fair valued.
(g)   Convertible security.
(h)   The right may be exercised until 7/21/08.
(i) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(j) "Other interests" represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(k)   Represents the current yield as of report date.
(l)   Security was purchased with the cash proceeds from securities loans.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o     Financial futures contracts purchased as of June 30, 2008 were as follows:

      --------------------------------------------------------------------------------------------
                                                                                       Unrealized
      Contracts            Issue              Expiration Date         Face Value      Depreciation
      --------------------------------------------------------------------------------------------
         28          Russell 2000 Index        September 2008        $ 2,003,644      $   (66,884)
         71         S&P 400 Midcap Index       September 2008        $ 6,102,223      $  (271,703)
      --------------------------------------------------------------------------------------------
      Total                                                                           $  (338,587)
                                                                                      ===========

      See Notes to Financial Statements.

Master Extended Market Index Series
Schedule of Investments as of June 30, 2008 (Unaudited)

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to
      Note 1 of the Notes to Financial Statements.

      The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Series' investments:

        ------------------------------------------------------------------------
        Valuation                           Investments in       Other Financial
        Inputs                                Securities          Instruments*
        ------------------------------------------------------------------------
        Level 1                             $ 297,172,375          $(338,587)
        Level 2                                36,335,951                 --
        Level 3                                        --                 --
        ------------------------------------------------------------------------
        Total                               $ 333,508,326          $(338,587)
                                            ====================================

        * Other financial instruments are futures.

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENT OF ASSETS AND LIABILITIES

                     June 30, 2008 (Unaudited)
===================================================================================================================================
Assets:              Investments at value - unaffiliated (including securities
                     loaned of $27,807,440) (cost-$260,918,828) ...................................................    $296,799,328
                     Investments at value - affiliated (cost- $36,514,206) ........................................      36,708,998
                     Investments sold receivable ..................................................................       1,386,597
                     Contributions receivable from the Investors ..................................................          59,137
                     Dividends receivable .........................................................................         242,913
                     Securities lending income receivable .........................................................          44,773
                     Prepaid expenses .............................................................................           9,908
                     Other assets .................................................................................          13,604
                                                                                                                       ------------
                     Total assets .................................................................................     335,265,258
                                                                                                                       ------------
===================================================================================================================================
Liabilities:         Collateral on securities loaned at value .....................................................      29,285,620
                     Bank overdraft ...............................................................................         394,413
                     Investments purchased payable ................................................................         144,431
                     Margin variation payable .....................................................................          28,520
                     Investment advisory fees payable .............................................................           6,295
                     Other liabilities payable ....................................................................           4,244
                     Other affiliates payable .....................................................................           2,434
                     Officer's and Directors' fees payable ........................................................              58
                     Other accrued expenses payable ...............................................................           5,530
                                                                                                                       ------------
                     Total liabilities ............................................................................      29,871,545
                                                                                                                       ------------
===================================================================================================================================
Net Assets:          Net assets ...................................................................................    $305,393,713
                                                                                                                       ============
===================================================================================================================================
Net Assets           Investors' capital ...........................................................................    $269,657,008
Consist of:          Net unrealized appreciation/depreciation .....................................................      35,736,705
                                                                                                                       ------------
                     Net assets ...................................................................................    $305,393,713
                                                                                                                       ============
===================================================================================================================================

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENT OF OPERATIONS

                     Six Months Ended June 30, 2008 (Unaudited)
===================================================================================================================================
Investment           Dividends (net of $1,551 foreign withholding tax and
Income:                  including $16,859 from affiliates) .......................................................    $  1,732,213
                     Interest from affiliates .....................................................................         120,029
                     Securities lending ...........................................................................         310,707
                                                                                                                       ------------
                     Total income .................................................................................       2,162,949
                                                                                                                       ------------
===================================================================================================================================
Expenses:            Custodian ....................................................................................    $     50,324
                     Accounting services ..........................................................................          34,679
                     Professional .................................................................................          28,748
                     Investment advisory ..........................................................................          15,193
                     Officer and Directors ........................................................................           9,145
                     Printing .....................................................................................           6,392
                     Miscellaneous ................................................................................           3,888
                                                                                                                       ------------
                     Total expenses ...............................................................................         148,369
                     Less fees paid indirectly ....................................................................             (82)
                                                                                                                       ------------
                     Total expenses after fees paid indirectly ....................................................         148,287
                                                                                                                       ------------
                     Net investment income ........................................................................       2,014,662
                                                                                                                       ------------
===================================================================================================================================
Realized &           Net realized gain from:
Unrealized Gain         Investments (including $442,147 from affiliates) ..........................................       8,695,360
(Loss):                 Futures ...................................................................................         263,003
                                                                                                                       ------------
                                                                                                                          8,958,363
                                                                                                                       ------------
                     Net change in unrealized appreciation/depreciation on:
                        Investments ...............................................................................     (37,669,134)
                        Futures ...................................................................................        (374,222)
                                                                                                                       ------------
                                                                                                                        (38,043,356)
                                                                                                                       ------------
                     Total realized and unrealized loss ...........................................................     (29,084,993)
                                                                                                                       ------------
                     Net Decrease in Net Assets Resulting from Operations .........................................    $(27,070,331)
                                                                                                                       ============
===================================================================================================================================

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      Six Months
                                                                                                        Ended
                                                                                                       June 30,         Year Ended
                                                                                                         2008          December 31,
                     Increase (Decrease) in Net Assets:                                               (Unaudited)         2007
===================================================================================================================================
Operations:          Net investment income ......................................................   $   2,014,662     $   4,968,923
                     Net realized gain ..........................................................       8,958,363        17,639,615
                     Net change in unrealized appreciation/depreciation .........................     (38,043,356)       (4,537,443)
                                                                                                    -------------     -------------
                     Net increase (decrease) in net assets resulting from operations ............     (27,070,331)       18,071,095
                                                                                                    -------------     -------------
===================================================================================================================================
Capital              Proceeds from contributions ................................................      57,168,459       120,701,475
Transactions:        Fair value of withdrawals ..................................................     (41,463,941)     (146,355,748)
                                                                                                    -------------     -------------
                     Net increase (decrease) in net assets derived
                        from capital transactions ...............................................      15,704,518       (25,654,273)
                                                                                                    -------------     -------------
===================================================================================================================================
Net Assets:          Total decrease in net assets ...............................................     (11,365,813)       (7,583,178)
                     Beginning of period ........................................................     316,759,526       324,342,704
                                                                                                    -------------     -------------
                     End of period ..............................................................   $ 305,393,713     $ 316,759,526
                                                                                                    =============     =============
===================================================================================================================================

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

FINANCIAL HIGHLIGHTS

                                                   Six Months
                                                     Ended
                                                    June 30,                       Year Ended December 31,
                                                      2008        -----------------------------------------------------------------
                                                  (Unaudited)         2007          2006         2005          2004         2003
=============================================================     =================================================================
Total Investment  Total investment return .......       (8.38)(1)        5.22%        15.92%       10.58%        18.43%       44.11%
Return:                                           ===========     ===========   ===========  ===========   ===========  ===========
===================================================================================================================================
Ratios to         Total expenses after
Average Net          fees paid indirectly .......        0.10%(2)        0.08%         0.08%        0.07%         0.09%        0.12%
Assets:                                           ===========     ===========   ===========  ===========   ===========  ===========
                  Total expenses ................        0.10%(2)        0.08%         0.08%        0.07%         0.09%        0.13%
                                                  ===========     ===========   ===========  ===========   ===========  ===========
                  Net investment income .........        1.32%(2)        1.33%         1.66%        1.25%         1.08%        1.09%
                                                  ===========     ===========   ===========  ===========   ===========  ===========
==========================================================================================================
Supplemental      Net assets, end of period (000) $   305,394     $   316,760   $   324,343  $   252,955   $   217,991  $   172,482
Data:                                             ===========     ===========   ===========  ===========   ===========  ===========
                  Portfolio turnover ............          21%             33%           24%          18%           23%          15%
                                                  ===========     ===========   ===========  ===========   ===========  ===========
===================================================================================================================================

      1     Aggregate total investment return.
      2     Annualized.

      See Notes to Financial Statements.

Master Extended Market Index Series
Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Master Extended Market Index Series (the "Series"), a diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Directors to issue non-transferable interests, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Series:

Valuation of investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") as reflecting fair value ("Fair Value Assets").When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative financial instruments: The Series may engage in various portfolio investment strategies to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

      o Financial futures contracts: The Series may purchase or sell financial or index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses.

Preferred Stock: The Series may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series segregate assets in connection with certain investments (e.g., futures contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Series amortizes all premiums and discounts on debt securities.

Income taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent accounting pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

Securities lending: The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Series may receive a flat fee for its loans.

Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Bank overdraft: The Series recorded a bank overdraft, which resulted from a failed trade that settled the next day.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates: The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Advisor a monthly fee at an annual rate of 0.01% of the average daily value of the Series' net assets.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Advisor.

For the six months ended June 30, 2008, the Series reimbursed the Advisor $2,216 for certain accounting services, which is included in accounting services in the Statement of Operations.

Pursuant to the terms of the custody agreement, custodian fees may be reduced by amounts calculated on uninvested cash balances ("custody credits"), which are on the Statement of Operations as fees paid indirectly.

The Master LLC, on behalf of the Series, has received an exemptive order from the SEC permitting the Series to lend its portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of June 30, 2008, the Series lent securities with a value of $1,007,154 to MLPF&S, or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended June 30, 2008, BIM received $76,211 in securities lending agent fees.

In addition, MLPF&S received $1,975 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2008.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2008 were $74,708,052 and $63,452,345, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Series pays a commitment fee of 0.06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2008.

      MASTER EXTENDED MARKET INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

Disclosure of Investment Advisory Agreement and Subadvisory Agreement Approval

      The Board of Directors (the "Board," the members of which are referred to as "Directors") of Quantitative Master Series LLC (the "Master LLC") met in person in April and June 2008 to consider the approval of the investment advisory agreement between the Master LLC and BlackRock Advisors, LLC (the "Adviser") with respect to Master Extended Market Index Series (the "Portfolio") (the "Advisory Agreement"). The Board also considered the approval of the subadvisory agreement with respect to the Portfolio between the Adviser and BlackRock Investment Management, LLC (the "Subadviser") (the "Subadvisory Agreement). The Adviser and the Subadviser are referred to herein as "BlackRock." The Advisory Agreement and the Subadvisory Agreement are referred to herein as the "Agreements."

Activities and Composition of the Board

      The Board consists of thirteen individuals, eleven of whom are not "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"). The Directors are responsible for the oversight of the operations of the Portfolio and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are both Independent Directors. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

      Upon the consummation of the combination of BlackRock's investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P. and certain affiliates (the "Transaction"), the Master LLC entered into an Advisory Agreement with the Adviser with respect to the Portfolio with an initial two-year term and the Adviser entered into a Subadvisory Agreement with respect to the Portfolio with the Subadviser with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement's initial two-year term, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Portfolio by certain unaffiliated service providers.

      Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Portfolio's Agreements, including the services and support provided to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management's and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Portfolio, such as transfer agency fees and fees for marketing and distribution; (c) the Portfolio's operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio's investment objective, policies and restrictions, (e) the Master LLC's compliance with their Codes of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock's business, including BlackRock's response to the increasing scale of its business.


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

Board Considerations in Approving the Agreements

      The Approval Process. Prior to the April 16, 2008 Board meetings at which approval of the Agreements was to be considered, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on the Portfolio's fees and expenses as compared with a peer group of funds as determined by Lipper ("Peers"); (b) information compiled by the Adviser regarding the investment performance of the Portfolio as compared with its benchmark index; (c) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Portfolio, and a discussion of fall-out benefits; (d) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds under similar investment mandates, as well as the performance of such other clients; (e) a report on economies of scale; and (f) sales and redemption data regarding the Portfolio's shares. At the April 16, 2008 meeting, the Board requested and subsequently received from BlackRock (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding the Portfolio's profitability, the Portfolio's size and the Portfolio's fee levels; and (iv) additional information on sales and redemptions.

      The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the Portfolio's shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, allocation of Portfolio's brokerage fees (including the benefits of "soft dollars"), and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master LLC. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

      At an in-person meeting held on April 16, 2008, the Board discussed and considered the materials provided. As a result of the discussions that occurred during the April 16, 2008 meeting, the Board requested and BlackRock provided the additional information, as detailed above, in advance of the June 3-4, 2008 Board meetings. At an in-person meeting held on June 3-4, 2008, the Board, including the Independent Directors, unanimously approved the continuation of
(a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009 and (b) the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. The Board considered all factors it believed relevant with respect to the Portfolio, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment performance of the Portfolio and BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Portfolio; and (iv) economies of scale.

      A.    Nature, Extent and Quality of the Services

            The Board, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. The Board compared the Portfolio's performance to the performance of the Wilshire 4500 (Full Cap) Index, its benchmark index. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio's portfolio management team discussing the Portfolio performance and the Portfolio's investment objective, strategies and outlook.

            The Board considered, among other factors, the size and experience of BlackRock's investment personnel generally, and of the Portfolio's portfolio management team; BlackRock's portfolio trading capabilities; BlackRock's use of technology; BlackRock's commitment to compliance; and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock's compensation structure with respect to the portfolio management teams of the Portfolio and BlackRock's ability to attract and retain high-quality talent.

            In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (a) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and compliance support; and (f) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments.

      B.    The Investment Performance of the Portfolio and BlackRock

            The Board, including the Independent Directors, also reviewed and considered the performance history of the Portfolio. In preparation for the April 16, 2008 meeting, the Board was provided with information compiled by the Adviser comparing the Portfolio's performance for the one-, three- and five-year periods with its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

            The Board noted that the Portfolio's investment performance in the three- and five-year periods reported was better than the investment performance of the Wilshire 4500 (Full Cap) Index, its benchmark index.

      C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Portfolio

            The Board, including the Independent Directors, reviewed the Portfolio's contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Portfolio's total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

            The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided to the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Portfolio. The Board reviewed BlackRock's profitability with respect to the Portfolio and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

            In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Portfolio and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board. The Board noted that the Portfolio paid contractual advisory fees, prior to any expense reimbursements, lower than or equal to the median of its Peers.

      D.    Economies of Scale

            The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolio. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the anticipated efficiencies in the processes of BlackRock's overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Portfolio's management fee is appropriate in light of the scale of the Portfolio.

      E.    Other Factors

            The Board also took into account other ancillary or "fall-out" benefits that BlackRock may derive from its relationship with the Portfolio, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Portfolio, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research, obtained by soft dollars generated by transactions in the Portfolio, to assist itself in managing all or a number of its other client accounts.

            In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution throughout the year.

      Conclusion. The Board approved the continuation of (a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009; and (b) the Subadvisory Agreement between the Adviser and Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and the Portfolio's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock (and predecessor advisers). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors' conclusions may be based in part on their consideration of these arrangements in prior years.

Officers and Directors

David O. Beim, Director
Richard S. Davis, Director
Ronald W. Forbes, Co-Chairman of the Board and Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian

JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019

--------------------------------------------------------------------------------
Availability of Quarterly Schedule of Investments
--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
--------------------------------------------------------------------------------
Availability of Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC's website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    Master Extended Market Index Series of Quantitative Master Series LLC

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Extended Market Index Series of Quantitative Master Series LLC

Date: August 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Master Extended Market Index Series of Quantitative Master Series LLC

Date: August 22, 2008